      As filed with the Securities and Exchange Commission on April 11, 2006



                                            1933 Act Registration No. 333-125993

                                             1940 Act Registration No. 811-08651
                                                              CIK No. 0001055225
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                         POST-EFFECTIVE AMENDMENT NO. 1



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 AMENDMENT NO. 1


                  LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM
                             VARIABLE LIFE INSURANCE
                           (Exact Name of Registrant)


                            Lincoln Momentum SVULONE


                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                            (Exact Name of Depositor)

               100 Madison Street, Suite 1860, Syracuse, NY 13202
              (Address of Depositor's Principal Executive Offices)

                Depositor's Telephone Number, including Area Code
                                 (315) 428-8400

       Robert O. Sheppard, Esquire                      Copy To:
         Lincoln Life & Annuity              Lawrence A. Samplatsky, Esquire
           Company of New York                    The Lincoln National
     100 Madison Street, Suite 1860              Life Insurance Company
           Syracuse, NY 13202                       350 Church Street
(Name and Address of Agent for Service)          Hartford, CT 06103-1106

            Approximate date of proposed public offering: Continuous Indefinite Number of Units of Interest in Variable Life Insurance Contracts
                     (Title of Securities Being Registered)


     An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending December 31, 2005 was filed March 24, 2006.

     It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on May 1, 2006 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on _________ pursuant to paragraph (a) (1) of Rule 485.

     [ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

LLANY Separate Account R for Flexible Premium Variable Life Insurance Lincoln Life & Annuity Company of New York

Home Office Location:
100 Madison Street
Suite 1860
Syracuse, NY 13202
(888) 223-1860

Administrative Office:
Client Service Center
350 Church Street - MVL1
Hartford, CT 06103-1106
(800) 444-2363

--------------------------------------------------------------------------------
 A Flexible Premium Variable Life Insurance Policy On the Lives of Two Insureds
--------------------------------------------------------------------------------
     This prospectus describes Lincoln Momentum SVULONE, a flexible premium variable life insurance contract (the "policy"), offered by Lincoln Life & Annuity Company of New York ("Lincoln Life", "the Company", "we", "us", "our"). The policy provides for death benefits and policy values that may vary with the performance of the underlying investment options. Read this prospectus carefully to understand the policy being offered.


     The policy described in this prospectus is distributed exclusively by registered representatives of M Holdings Securities, Inc. and registered representatives affiliated with M Holdings Incorporated and is available only in New York.


     You, the owner, may allocate net premiums to the variable Sub-Accounts of our Flexible Premium Variable Life Account R ("Separate Account"), or to the Fixed Account. Each Sub-Account invests in shares of a certain fund. The policy features funds from the Elite Series of funds and M Fund, Inc. (the "funds"), offered through the following fund families. Comprehensive information on the funds offered may be found in the funds prospectus which is furnished with this prospectus.
                  M Fund, Inc.

                  Elite Series

                      o AllianceBernstein Variable Products Series Fund, Inc.

                      o American Century Investments Variable Portfolios, Inc.


                      o American Funds Insurance Series

                      o Baron Capital Funds Trust

                      o Delaware VIP Trust

                      o DWS Investments VIT Funds
                       (formerly Scudder Investments VIT Funds)


                      o Fidelity Variable Insurance Products

                      o Franklin Templeton Variable Insurance Products Trust

                      o Lincoln Variable Insurance Products Trust

                      o MFS (Reg. TM) Variable Insurance Trust


                      o Neuberger Berman Advisers Management Trust




Additional information on Lincoln Life, the Separate Account and this policy may be found in the Statement of Additional Information (the "SAI"). See the last page of this prospectus for information on how you may obtain the SAI.



To be valid, this prospectus must have the current funds' prospectuses with it. Keep all prospectuses for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined this prospectus is accurate or complete. It is a criminal offense to state otherwise.





                         Prospectus Dated: May 1, 2006


                                 Table of Contents




Contents                                                   Page
----------------------------------------------------      -----
POLICY SUMMARY .....................................         3
    Benefits of Your Policy ........................         3
    Risks of Your Policy ...........................         4
    Charges and Fees ...............................         4
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
  THE GENERAL ACCOUNT ..............................         8
    Principal Underwriter ..........................         8
    Fund Participation Agreements ..................         8
    Distribution of the Policies and
      Compensation .................................         9
    Funds ..........................................        10
    Fund Withdrawal and Substitution ...............        13
    Voting Rights ..................................        13
POLICY CHARGES AND FEES ............................        14
    Premium Load; Net Premium Payment ..............        14
    Surrender Charges ..............................        14
    Partial Surrender Fee ..........................        15
    Fund Transfer Fee ..............................        15
    Mortality and Expense Risk Charge ..............        15
    Fixed Account Asset Charge .....................        15
    Cost of Insurance Charge .......................        16
    Administrative Fee .............................        16
    Policy Loan Interest ...........................        16
    Rider Charges ..................................        16
YOUR INSURANCE POLICY ..............................        16
    Application ....................................        17
    Owner ..........................................        18
    Right-to-Examine Period ........................        18
    Initial Specified Amount .......................        18
    Transfers ......................................        18
    Market Timing ..................................        19
    Optional Sub-Account Allocation Programs .......        19
    Riders .........................................        20


Contents                                                   Page
----------------------------------------------------      -----
    Continuation of Coverage .......................        24
    Termination of Coverage ........................        24
    State Regulation ...............................        24
PREMIUMS ...........................................        24
    Allocation of Net Premium Payments .............        25
    Planned Premiums; Additional Premiums ..........        25
    Policy Values ..................................        25
DEATH BENEFITS .....................................        26
    Death Benefit Options ..........................        27
    Changes to the Initial Specified Amount and
      Death Benefit Options ........................        27
    Death Benefit Proceeds .........................        28
POLICY SURRENDERS ..................................        28
    Partial Surrender ..............................        29
POLICY LOANS .......................................        29
LAPSE AND REINSTATEMENT ............................        30
    No-Lapse Protection ............................        30
    Reinstatement of a Lapsed Policy ...............        30
TAX ISSUES .........................................        31
    Taxation of Life Insurance Contracts in
      General ......................................        31
    Policies Which Are MECs ........................        32
    Policies Which Are Not MECs ....................        33
    Last Survivor Contract .........................        33
    Other Considerations ...........................        33
    Fair Value of Your Policy ......................        34
    Tax Status of Lincoln Life .....................        34
RESTRICTIONS ON FINANCIAL
  TRANSACTIONS .....................................        34
LEGAL PROCEEDINGS ..................................        35
FINANCIAL STATEMENTS ...............................        35
CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION ...........................        36

2

POLICY SUMMARY


Benefits of Your Policy
Death Benefit Protection. The policy this prospectus describes is a variable life insurance policy which provides death benefit protection on the lives of two insureds. Upon the death of the first insured, the policy pays no death benefit. The policy will pay the death benefit only when the second insured has died. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if you do not need death benefit protection, as there are additional costs and expenses in providing the insurance.

Tax Deferred Accumulation. Variable life insurance has significant tax advantages under current tax law. Policy values accumulate on a tax-deferred basis. A transfer of values from one Sub-Account to another within the policy currently generates no taxable gain or loss. Any investment income and realized capital gains within a Sub-Account or interest from the Fixed Account are automatically reinvested without being taxed to the policy owner.

Access to Your Policy Values. Variable life insurance offers access to policy values. You may borrow against your policy or surrender all or a portion of your policy. Your policy can support a variety of personal and business financial planning needs.

Flexibility. The policy is a flexible premium variable life insurance policy in which flexible premium payments are permitted. You may select death benefit options, lapse protection coverage, and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy. With the wide variety of investment options available, it is possible to fine tune an investment mix to meet changing personal objectives or investment conditions. You should refer to each fund prospectus for comprehensive information on each fund. You may also use the Fixed Account to fund your policy.

No-Lapse Protection Rider. Your policy includes the No-Lapse Enhancement Rider. This rider provides you with additional protection to prevent a lapse in your policy. The duration of lapse protection provided by this rider will be determined monthly, and will vary based on net premium payments made, interest credited, the amount of any partial surrenders, and rates and fees for the rider. Payment of premiums higher than the planned premium and interest credited on net premiums will increase the duration of lapse protection. Partial surrenders and adjustments for rider rates and fees will reduce the duration of lapse protection. Refer to the section of this prospectus headed "No-Lapse Enhancement Rider" for more information about the determination of the duration of lapse protection.

If the net accumulation value under the policy is insufficient to cover the monthly deductions, the policy will not lapse as long as three conditions are met:

1) you meet the requirements to prevent termination of this rider;

2) the duration of lapse protection has not ended; and

3) either the no-lapse value or the reset account value, less any indebtedness, is greater than zero.

Refer to the subsection headed "Rider Termination" for more information.

Under this rider, we reserve the right to restrict your allocation to certain Sub-Accounts to a maximum of 40% of the policy accumulation value. The decision to enforce this restriction will be based on an annual review of the Separate Account investments for this product. If we determine that the investments of all owners of this product are highly concentrated in certain Sub-Accounts, then Sub-Accounts with higher concentrations than anticipated will be subject to the restriction. You must maintain automatic rebalancing and comply with these investment restrictions in order to keep this rider in effect.


                                                                               3

Risks of Your Policy

Fluctuating Investment Performance. A Sub-Account is not guaranteed and will increase and decrease in value according to investment performance. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account's objective and risk is found in each fund's prospectus. You should review these prospectuses before making your investment decision.

Unsuitable for Short-Term Investment. This policy is intended for long-term financial planning, and is unsuitable for short-term goals. Your policy is not designed to serve as a vehicle for frequent trading.

Policy Lapse. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated. Outstanding policy loans increase the risk of lapse.

Decreasing Death Benefit. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy's death benefit.

Adverse Consequences of Early Surrender. There are surrender charges assessed if you surrender your policy within the first 15 policy years. Full or partial surrenders may result in tax consequences. Depending on the amount of premium paid, or any reduction in specified amount, there may be little or no surrender value available. Partial surrenders may reduce the policy value and death benefit, and may increase the risk of lapse.

Adverse Tax Consequences. You should always consult a tax adviser about the application of federal and state tax rules to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.



Charges and Fees

This section describes the fees and expenses that you will pay when buying, owning and surrendering your policy. Refer to the "Policy Charges and Fees" section later in this prospectus for more information.


4

Table I describes the fees and expenses that you will pay at the time you purchase your policy, surrender your policy, or transfer invested amounts between Sub-Accounts.




                                              Table I: Transaction Fees
                                           When Charge                                     Amount
          Charge                           is Deducted                                    Deducted
 Maximum sales charge           When you pay a premium.                7% from each premium payment.1
 imposed on premiums
     (load)
 Surrender Charge*              Upon full surrender of your
                                policy (years 1-15). When you
                                make certain specified amount
                                decreases (years 1-10).
  Minimum and                                                          The surrender charge ranges from a minimum
  Maximum Charge                                                       of $0.00 to a maximum of $60.00 per $1,000 of
                                                                       specified amount.
  Charge for a                                                         For a male, age 55, nonsmoker, and a female,
  Representative Insured                                               age 55, nonsmoker, in year one, the maximum
                                                                       surrender charge is $23.70 per $1,000 of
                                                                       specified amount.
 Partial Surrender Fee          N/A                                    There is no charge for a partial surrender.
 Fund Transfer Fee              Applied to any transfer request        $ 25
                                in excess of 24 made during
                                any policy year.
 Estate Tax Repeal Rider        One-time charge at issue (if           $250
 (optional)                     elected).
 Surrender Value                One-time charge at issue (if           $500
 Enhancement Rider              elected).
 (optional)


1 7% from each premium payment in policy years 1-20, and 4% in policy years 21 and beyond.

                                                                               5

Table II describes the fees and expenses that you will pay periodically during the time that you own your policy, not including the fund operating expenses shown in Table III.



                           Table II: Periodic Charges Other Than Fund Operating Expenses
                                        When Charge                                     Amount
          Charge                        is Deducted                                    Deducted
 Cost of Insurance*             Monthly
  Minimum and                                                    The monthly cost of insurance rates for standard
  Maximum Charge                                                 issue individuals ranges from a guaranteed
                                                                 minimum of $0.00 per $1,000 per month to a
                                                                 guaranteed maximum of $83.33 per $1,000 per
                                                                 month of net amount at risk.

                                                                 Individuals with a higher mortality risk than
                                                                 standard issue individuals can be charged from
                                                                 125% to 5,000% of the standard rate.
  Charge for a                                                   For a male, age 55, nonsmoker, and a female,
  Representative Insured                                         age 55, nonsmoker, the guaranteed maximum
                                                                 monthly cost of insurance rate is $0.02 per
                                                                 $1,000 of net amount at risk in the year of policy
                                                                 issue.
 Mortality and Expense          Daily (at the end of each        Daily charge as a percentage of the value of the
 Risk Charge ("M&E")            valuation day).                  Separate Account, guaranteed at an effective
                                                                 annual rate of 0.50%.2
 Fixed Account Asset            Daily                            Daily charge as a percentage of the value of the
 Charge                                                          Fixed Account, guaranteed at an effective annual
                                                                 rate of 0.50% in all policy years.
 Administrative Fee*            Monthly                          A flat fee of $10 per month in all years.
  Minimum and                                                    For the first 120 months from issue date or
  Maximum Charge                                                 increase in specified amount, there is an
                                                                 expense charge. The monthly charge ranges
                                                                 from a minimum of $0.01 per $1,000 of initial
                                                                 specified amount or increase in specified
                                                                 amount to a maximum of $1.42 per $1,000 of
                                                                 initial specified amount or increase in specified
                                                                 amount.
  Charge for a                                                   For a male, age 55, nonsmoker, and a female,
  Representative Insured                                         age 55, nonsmoker, the maximum monthly
                                                                 expense charge is $0.11 per $1,000 of initial
                                                                 specified amount or increase in specified
                                                                 amount.
 Policy Loan Interest           Annually                         5.5% annually of the amount held in the loan
                                                                 account.3

2 Guaranteed at an effective annual rate of 0.50% in policy years 1-10, and 0.20% in policy years 11 and beyond.
3 Annual interest rate of 5.5% in years 1-10, and 4.5% in years 11 and later.

6



                   Table II: Periodic Charges Other Than Fund Operating Expenses (continued)
                                            When Charge                                 Amount
           Charge                           is Deducted                                Deducted
 No-Lapse Enhancement             N/A                                 There is no charge for this rider.
 Rider
 Overloan Protection Rider        One-time charge when benefit        Maximum charge of 5% of the then current
                                  is elected.                         accumulation value.


* These charges and costs vary based on individual characteristics. The charges and costs shown in the tables may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your financial adviser.


Table III shows the annual fund fees and expenses that are deducted daily from your Sub-Account values, on a pro rata basis. The table shows the minimum and maximum total operating expenses charged by the funds that you may pay during the time you own your policy. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

These fees and expenses may change at any time.




 Table III: Total Annual Fund Operating Expenses (expenses that are deducted from fund
                                     assets)
            Total Annual Operating Expense                  Minimum        Maximum
 Total management fees, distribution and/or service         0.34%         6.61% 4
 (12b-1) fees, and other expenses.



4 Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 5.43%. These waivers and reductions generally extend through April 30, 2007 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.



                                                                               7

LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT
Lincoln Life & Annuity Company of New York (Lincoln Life) (EIN 16-1505436) is a New York-domiciled life insurance company founded on June 6, 1996. Lincoln Life is a subsidiary of The Lincoln National Life Insurance Company (LNLIC), an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. LNLIC is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Lincoln Financial Group sells a wide variety of financial products and solutions through financial advisors: mutual funds, managed accounts, retirement solutions, life insurance, 401(k) and 403(b) plans, savings plans, institutional investments and comprehensive financial planning and advisory services.


LLANY Separate Account R for Flexible Premium Variable Life Insurance (Separate Account) is a separate account of the Company which was established on January 29, 1998. The investment performance of assets in the Separate Account is kept separate from that of the Company's General Account. Separate Account assets attributable to the policies are not charged with the general liabilities of the Company. Separate Account income, gains and losses are credited to or charged against the Separate Account without regard to the Company's other income, gains or losses. The Separate Account's values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of "separate account." Any changes in the investment policy of the Separate Account must be approved by the New York Insurance Department.

Your policy may also be funded in whole or in part through the Fixed Account. In the Fixed Account, your principal is guaranteed. Fixed Account assets are general assets of the Company, and are held in the Company's General Account.


On April 3, 2006, Jefferson-Pilot Corporation ("Jefferson-Pilot"), a North Carolina corporation, merged with and into Lincoln JP Holdings, L.P., a wholly owned subsidiary of Lincoln National Corporation ("LNC"), the parent company of Lincoln Life, pursuant to a merger agreement among LNC, Jefferson-Pilot, Quartz Corporation, and Lincoln JP Holdings, L.P., dated October 9, 2005, as amended. Lincoln JP Holdings, L.P. is the surviving entity. More information about the merger as well as a copy of the merger agreement can be found in Amendment No. 1 to the Form S-4 (Reg. No. 333-130226) filed by LNC with the SEC. Lincoln Life's obligations as set forth in your variable annuity contract, prospectus and Statement of Additional Information have not changed as a result of this merger.




Principal Underwriter


Lincoln Financial Advisors (LFA) is the principal underwriter for the policies, which are offered continuously. The principal underwriter has overall responsibility for establishing a selling plan for the policies. LFA received $203,111 in 2005, $131,881 in 2004, and $92,122 in 2003 for the sale of policies offered through the Separate Account. LFA retains no underwriting commissions from the sale of the policies.




Fund Participation Agreements


In order to make the funds available, Lincoln Life and LFA have entered into agreements with the trusts or corporations and their advisers or distributors. In some of these agreements, we must perform certain administrative services for the fund advisers or distributors. For these administrative functions, we may be compensated by the fund at annual rates of between 0.10% and 0.48% of the assets attributable to the policies. These percentages are negotiated and vary with each fund. Some funds may compensate us significantly more than other funds and the amount we receive may be substantial. We (or our affiliates) may profit from these fees or use



8


these fees to defray the costs of distributing the contract. Additionally, a fund's adviser and/or distributor (or its affiliates) may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. The compensation may come from 12b-1 fees, or be paid by the advisers or distributors. The funds offered by the following trusts or corporations make payments to Lincoln Life under their distribution plans in consideration of the administrative functions Lincoln Life performs: American Funds Insurance Series, Baron Capital Funds Trust, and Fidelity Variable Insurance Products.


Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us (or our affiliates) would decrease.



Distribution of the Policies and Compensation


The policy is distributed by broker-dealer firms through their registered representatives who are appointed as life insurance agents for the Company. Broker-dealer firms distributing the policy enter into selling agreements with the Company. Included among these broker-dealers is M Holdings Securities, Inc. and its registered representatives as well as registered representatives affiliated with M Holdings Incorporated. Broker-dealer firms may receive commission and service fees up to 55% of first year premium, plus up to 5% of all other premiums paid. In lieu of premium-based commission, we may pay equivalent amounts over time, based on accumulation value. Broker-dealer firms may elect to share this compensation with their registered representatives. Additionally, we may pay the broker-dealer additional compensation on first year premiums and all additional premiums and/or provide reimbursements for portions of policy sales expenses. In some situations, the broker-dealer may elect to share its commission or expense reimbursement allowance with its registered representatives. Registered representatives of broker-dealer firms may also be eligible for cash bonuses and "non cash compensation." The latter, as defined in NASD Conduct Rule 2820, includes such things as office space, computers, club credit, prizes, awards, and training and education meetings.


We may pay broker-dealers or their affiliates additional amounts for: (1) "preferred product" treatment of the policies in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the broker-dealer offers. We may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the policies, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the policies.

These additional types of compensation are not offered to all broker-dealers. The terms of any particular agreement governing compensation may vary among broker-dealers and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide broker-dealers and/or their registered representatives with an incentive to favor sales of the policies over other variable life insurance policies (or other investments) with respect to which a broker-dealer does not receive additional compensation, or receives lower levels of additional compensation. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the policies. Included among these wholesalers is M Financial Holdings Incorporated. We may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the policies, and which may be affiliated with those broker-dealers.


                                                                               9

Commissions and other incentives or payments described above are not charged directly to policy owners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your policy.

We do not anticipate that the surrender charge, together with the portion of the premium load attributable to sales expense, will cover all sales and administrative expenses which we will incur in connection with your policy. Any such shortfall would be available for recovery from the Company's General Account, which supports insurance and annuity obligations.



Funds

The variable investment options in the policy are Sub-Accounts of the Separate Account. All amounts allocated or transferred to a Sub-Account are used to purchase shares of the appropriate fund. You do not invest directly in these funds. The investment performance of each Sub-Account will reflect the investment performance of the appropriate fund.

We select the funds offered through the policies based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will compensate us for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, the fund's investment adviser, or its distributor. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant policy owner assets. Finally, when we develop a variable life insurance product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

A given fund may have an investment objective and principal investment strategy similar to those for another fund managed by the same investment adviser or subadviser. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.

Several of the funds may invest in non-investment grade, high-yield, and high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual fund prospectus.

There is no assurance that the investment objective of any of the funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. The amount of risk varies significantly among the Sub-Accounts. You should read each fund's prospectus carefully before making investment choices.

Additional funds may be made available as underlying investments. The right to select among funds will be limited by the terms and conditions imposed by the Company.

The funds and their investment advisers/subadvisers and objectives are listed below. Comprehensive information on each fund, its objectives and past performance may be found in each fund prospectus.



AllianceBernstein Variable Products Series Fund, Inc., advised by
AllianceBernstein, L.P.


   o AllianceBernstein Global Technology Portfolio (Class A): Maximum capital appreciation.

   o AllianceBernstein Growth and Income Portfolio (Class A): Growth and income.


   o AllianceBernstein International Value Portfolio (Class A): Long-term growth.
     This fund will be available as of May 22, 2006. Consult your financial adviser.

   o AllianceBernstein Small/Mid Cap Value Portfolio (Class A): Long-term growth.


10

American Century Investments Variable Portfolios, Inc., advised by American Century Investment Management, Inc.


   o Inflation Protection Fund (Class I): Long-term total return.



American Funds Insurance Series, advised by Capital Research and Management Company.

   o Global Growth Fund (Class 2): Long-term growth.

   o Global Small Capitalization Fund (Class 2): Long-term growth.

   o Growth Fund (Class 2): Long-term growth.

   o Growth-Income Fund (Class 2): Growth and income.

   o International Fund (Class 2): Long-term growth.



Baron Capital Funds Trust, advised by BAMCO, Inc.

   o Baron Capital Asset Fund (Insurance Shares): Maximum capital appreciation.

     This fund will be available as of May 22, 2006. Consult your financial adviser.


Delaware VIP Trust, advised by Delaware Management Company.


   o Capital Reserves Series (Standard Class): Current income.

   o Diversified Income Series (Standard Class): Total return.

   o Emerging Markets Series (Standard Class): Capital appreciation. (Subadvised by Mondrian Investment Partners Limited)

   o High Yield Series (Standard Class): Total return.

   o REIT Series (Standard Class): Total return.

   o Small Cap Value Series (Standard Class): Capital appreciation.

   o Trend Series (Standard Class): Capital appreciation.


   o U. S. Growth Series (Standard Class): Capital appreciation.
     This fund will be available as of May 22, 2006. Consult your financial adviser.

   o Value Series (Standard Class): Capital appreciation.


DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), advised by Deutsche Asset Management, Inc. and subadvised by Northern Trust Investments, Inc.

   o DWS Equity 500 Index VIP (Class A): Capital appreciation.
     (formerly Scudder VIT Equity 500 Index Fund)

   o DWS Small Cap Index VIP (Class A): Capital appreciation.
     (formerly Scudder VIT Small Cap Index Fund)


Fidelity Variable Insurance Products, advised by Fidelity Management & Research
     Company.


   o Contrafund Portfolio (Service Class): Long-term capital appreciation.

   o Growth Portfolio (Service Class): Capital appreciation.

   o Mid Cap Portfolio (Service Class): Long-term growth.

   o Overseas Portfolio (Service Class): Long-term growth.

                                                                              11


Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income Securities Fund, the Franklin Small-Mid Cap Growth Securities Fund and the Templeton Global Income Securities Fund, by Templeton Global Advisors Limited for the Templeton Growth Securities Fund, and by Franklin Mutual Advisers, LLC for the Mutual Shares Securities Fund.

   o Franklin Income Securities Fund (Class 1): Current income.
     This fund will be available as of May 22, 2006. Consult your financial adviser.

   o Franklin Small-Mid Cap Growth Securities Fund (Class 1): Long-term growth.

   o Mutual Shares Securities Fund (Class 1): Capital appreciation.
     This fund will be available as of May 22, 2006. Consult your financial adviser.

   o Templeton Global Income Securities Fund (Class 1): Total return.


   o Templeton Growth Securities Fund (Class 1): Long-term growth. (Subadvised by Templeton Asset Management Ltd.)


Lincoln Variable Insurance Products Trust, advised by Delaware Management
     Company.

   o Aggressive Growth Fund (Standard Class): Maximum capital appreciation. (Subadvised by T. Rowe Price Associates, Inc.)

   o Bond Fund (Standard Class): Current income.

   o Capital Appreciation Fund (Standard Class): Long-term growth. (Subadvised by Janus Capital Management LLC)


   o Core Fund (Standard Class): Capital appreciation.
     (Subadvised by Salomon Brothers Asset Management Inc., a wholly-owned subsidiary of Legg Mason, Inc.)


   o Equity-Income Fund (Standard Class): Income.
     (Subadvised by Fidelity Management & Research Company)

   o Global Asset Allocation Fund (Standard Class): Total return.
     (Subadvised by UBS Global Asset Management (Americas) Inc. (UBS Global
AM))


   o Growth Fund (Standard Class): Long-term growth.
     (Subadvised by Fund Asset Management, L.P., doing business as Mercury Advisors)


   o Growth and Income Fund (Standard Class): Capital appreciation.


   o Growth Opportunities Fund (Standard Class): Long-term growth. (Subadvised by Fund Asset Management, L.P., doing business as Mercury
Advisors)


   o International Fund (Standard Class): Capital appreciation.
     (Subadvised by Mondrian Investment Partners Limited)

   o Money Market Fund (Standard Class): Preservation of capital.

   o Social Awareness Fund (Standard Class): Capital appreciation.

   o Aggressive Profile Fund (Standard Class): Capital appreciation. (Subadvised by Wilshire Associates Incorporated)

   o Conservative Profile Fund (Standard Class): Current income.
     (Subadvised by Wilshire Associates Incorporated)

   o Moderate Profile Fund (Standard Class): Total return.
     (Subadvised by Wilshire Associates Incorporated)

   o Moderately Aggressive Profile Fund (Standard Class): Growth and income. (Subadvised by Wilshire Associates Incorporated)

12

M Fund, Inc., advised by M Financial Investment Advisers, Inc. (MFIA)

   o Brandes International Equity Fund: Long-term capital appreciation. (Subadvised by Brandes Investment Partners LLC)

   o Business Opportunity Value Fund: Long-term capital appreciation. (Subadvised by Iridian Asset Management LLC)

   o Frontier Capital Appreciation Fund: Maximum capital appreciation. (Subadvised by Frontier Capital Management Company LLC)

   o Turner Core Growth Fund: Long-term capital appreciation.
     (Subadvised by Turner Investment Partners)


MFS (Reg. TM) Variable Insurance Trust, advised by Massachusetts Financial
     Services Company

   o Total Return Series (Initial Class): Growth and income.

   o Utilities Series (Initial Class): Growth and income.


Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management Inc., and subadvised by Neuberger Berman, LLC

   o Mid-Cap Growth Portfolio (I Class): Capital appreciation.


   o Regency Portfolio (I Class): Long-term growth.



Fund Withdrawal and Substitution


Lincoln Life may withdraw funds and substitute shares of other funds if:

1) the shares of any fund should no longer be available for investment by the Separate Account; or

2) in our judgment, further investment in such shares ceases to be appropriate in view of the purpose of the Separate Account, legal, regulatory or federal income tax restrictions, or for any other reason.

We will obtain any necessary regulatory or other approvals prior to such a change. We will endorse your policy as required to reflect any withdrawal or substitutions. Substitute funds may have higher charges than the funds being replaced.



Voting Rights

The funds do not hold regularly scheduled shareholder meetings. When a fund holds a special meeting for the purpose of approving changes in the ownership or operation of the fund, the Company is entitled to vote the shares of our Sub-Account invested in that fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares.

We will notify you when your instructions are needed and will provide information from the fund about the matters requiring the special meeting. We will calculate the number of votes for which you may instruct us based on the amount you have allocated to that Sub-Account, and the value of a share of the corresponding fund, as of a date chosen by the fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your policy. If we do not receive instructions from you, we will vote the shares attributable to your policy in the same proportion as we vote other shares based on instructions received from other policy owners.


                                                                              13

POLICY CHARGES AND FEES
Policy charges and fees compensate us for providing your insurance benefit, administering your policy, assuming risks associated with your policy, and incurring sales related expenses. We may profit from any of these charges, and we may use this profit for any purpose, including covering shortfalls from other charges.

In addition to policy charges, the investment adviser for each of the funds deducts a daily charge as a percent of the value in each fund as an asset management charge. The charge reflects asset management fees of the investment adviser, and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and other expenses). Values in the Sub-Accounts are reduced by these charges. Future fund expenses may vary. Detailed information about charges and expenses is contained in each fund's prospectus.

The monthly deductions, including the cost of insurance charges, will be deducted proportionately from the net accumulation value of each underlying investment option subject to the charge.

The monthly deductions are made on the "monthly anniversary day," the date of issue and the same day of each month thereafter. If the day that would otherwise be a monthly anniversary day is non-existent for that month, or is not a valuation day, then the monthly anniversary day is the next valuation day.

If the value is insufficient to cover the current monthly deduction, you have a 61-day grace period to make a payment sufficient to cover that deduction.



Premium Load; Net Premium Payment

We make a deduction from each premium payment. This amount, referred to as "premium load," covers certain policy-related state and federal tax liabilities. It also covers a portion of the sales expenses incurred by the Company. We deduct 7% from each premium payment in policy years 1-20, and 4% in policy years 21 and beyond. The premium payment, net of the premium load, is called the "net premium payment."



Surrender Charges

A surrender charge may apply if the policy is totally surrendered or has a decrease in the specified amount of death benefit. The surrender charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. A schedule of surrender charges is included in each policy.

The surrender charge varies by age of the insureds, the number of years since the date of issue or the date of an increase in specified amount, and the specified amount. The surrender charge will never exceed $60.00 per $1,000 of specified amount. A personalized schedule of surrender charges is included in each policy. You may obtain more information about the surrender charges that would apply to your policy by requesting a personalized illustration from your insurance representative.

The duration of the surrender charge is 15 years for full surrenders and 10 years for decreases in specified amount.

Surrender charges are assessed by withdrawing value from the Sub-Accounts and the Fixed Account proportionately. The surrender charge will not exceed the policy value. All surrender charges decline to zero within 15 years following policy issue, or any increase in specified amount.

Upon either a full surrender of the policy or a decrease in specified amount, the charge will be subject to the following conditions:

A. For decreases in specified amount, excluding full surrender of the policy, no surrender charge will be applied where the decrease:

     1) occurs after the tenth policy anniversary following issue of the initial specified amount; or

     2) is directly caused by a death benefit option change; or

     3) is caused by a partial surrender; or

14

     4) when added to the sum of all prior decreases, does not exceed 25% of the initial specified amount.

B. For all other decreases, the charge will be calculated as 1) minus 2), then divided by 3) and then multiplied by 4), where:

     1) is the amount of this decrease plus any prior decreases;

     2) is the greater of an amount equal to 25% of the initial specified amount or the sum of all prior decreases;

     3) is the initial specified amount; and

     4) is the then applicable surrender charge from the schedule in the policy.

We may limit requests for decreases in specified amount, to the extent there is insufficient value to cover the necessary surrender charges.

If you increase the specified amount, a new surrender charge will be applicable to each increase. This charge is in addition to any surrender charge on the existing specified amount. Upon an increase in specified amount, we will send you supplemental policy specifications reflecting the maximum additional surrender charge.

Upon full surrender of your policy following a policy decrease, the surrender charge will be calculated as the entire amount shown in the policy specifications, multiplied by one minus the percentage of the initial specified amount for which a surrender charge was previously assessed. The charge assessed upon a full surrender will not exceed the policy's value.

If your policy includes the Estate Tax Repeal Rider, and if you satisfy its special conditions, you will have a one-time right to cancel your policy without being subject to surrender charges. This is a limited benefit and is subject to our specific definition of Estate Tax Repeal.

Any surrender may have tax implications. Consult your financial adviser before initiating a surrender.



Partial Surrender Fee

No surrender charge or administrative fee is imposed on a partial surrender.



Fund Transfer Fee

For each transfer request in excess of 24 made during any policy year, we reserve the right to charge you an administrative fee of $25.



Mortality and Expense Risk Charge

We assess a daily mortality and expense risk charge as a percentage of the value of the Sub-Accounts. The mortality risk assumed is that the insureds may live for a shorter period than we originally estimated. The expense risk assumed is that our expenses incurred in issuing and administering the policies will be greater than we originally estimated. The charge is guaranteed at an effective annual rate of 0.50% in policy years 1-10, and 0.20% in policy years 11 and beyond. The current charge is 0.50% in policy years 1-10, 0.20% in policy years 11-20, and 0.00% in policy years 21 and beyond.



Fixed Account Asset Charge

We assess a daily Fixed Account asset charge, which is calculated as a percentage of the value of the Fixed Account. The charge is guaranteed at an effective annual rate of 0.50% of the Fixed Account's value in all policy years. The current charge is 0.50% in policy years 1-10, 0.20% in policy years 11-20, and 0.00% in policy years 21 and beyond.


                                                                              15

Cost of Insurance Charge

A significant cost of variable life insurance is the "cost of insurance" charge. This charge is the portion of the monthly deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value. It is determined based on our expectation of future mortality, investment earnings, persistency and expenses (including taxes).

The cost of insurance charge depends on the policy duration, the age, underwriting category and gender of the insureds, and the current net amount at risk. The net amount at risk is the death benefit minus the greater of zero or the policy value, and may vary with investment performance, premium payment patterns, and charges. The rate on which the monthly deduction for the cost of insurance is based will generally increase each policy year as the insureds age. Cost of insurance rates are generally lower for healthy individuals.

The cost of insurance is determined monthly by dividing the death benefit at the beginning of the policy month by 1 plus .0032737 (the monthly equivalent of an effective annual rate of 4%), subtracting the value at the beginning of the policy month, and multiplying the result (the "net amount at risk") by the applicable cost of insurance rate as determined by the Company.

The current cost of insurance charge may be less than the guaranteed cost of insurance charge, but it will never exceed the maximum cost of insurance charge. A schedule of guaranteed maximum cost of insurance rates is part of your policy.



Administrative Fee

There is a flat monthly deduction of $10. This fee compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.

For the first 120 months from issue date or increase in specified amount, there is an expense charge which will never exceed $1.42 per $1,000 of initial specified amount or increase in specified amount. The charge is based on the ages of both insureds and the specified amount. If an increase occurs, the current insurance ages will be used to determine the expense charge for the new coverage.



Policy Loan Interest

If you borrow against your policy, interest will be charged to the Loan Account value. The annual effective interest rate is 5.5% in years 1-10, 4.5% in years 11 and beyond. We will credit 4.5% interest on the Loan Account value in all years.



Rider Charges

Estate Tax Repeal Rider. There is a $250 one-time charge at issue for this rider.


Surrender Value Enhancement Rider. There is a one-time charge of $500 at issue for this rider.

Overloan Protection Rider. There is a one-time charge for this rider if you choose to elect the benefit. This charge will not exceed 5% of the then current accumulation value.



YOUR INSURANCE POLICY
Your policy is a life insurance contract that provides for a death benefit payable on the death of the second insured. The policy and the application constitute the entire contract between you and Lincoln Life.

We may add, change or eliminate any funds that the Separate Account or the Sub-Accounts invest in, subject to state and federal laws and regulations. We may substitute a new fund for one that is no longer available for


16

investment, or is no longer suitable for the policy. We will obtain any required approvals from policy owners, the SEC, and state insurance regulators before substituting any funds.

We may choose to add or remove Sub-Accounts as investment options under the policies, based on marketing needs or investment conditions. If we change any Sub-Accounts or substitute any funds, we will make appropriate endorsements to the policies.

If we obtain appropriate approvals from policy owners and securities regulators, we may:

o change the investment objective of the Separate Account;

o operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under applicable securities laws;

o deregister the Separate Account; or

o combine the Separate Account with another separate account.

We will notify you of any change that is made.

The policy includes policy specifications pages, with supporting schedules. These pages and schedules provide important information about your policy such as: the identity of the insureds and owner; date of issue; the initial specified amount; the death benefit option selected; issue ages; named beneficiary; initial premium payment; surrender charges; expense charges and fees; No Lapse premium; and guaranteed maximum cost of insurance rates.

When your policy is delivered to you, you should review it promptly to confirm that it reflects the information you provided in your application. If not, please notify us immediately.

The policy is nonparticipating. This means that no dividends are payable to you. In addition, your policy does not share in the profits or surplus earnings of the Company.

Before purchasing the policy to replace, or to be funded with proceeds from an existing life insurance policy or annuity, make sure you understand the potential impact. The insureds will need to prove current insurability and there may be a new contestable period for the new policy. The death benefit and policy values may be less for some period of time in the new policy.

The date of issue is the date on which we begin life insurance coverage. This is the date from which policy years, policy anniversary and ages are determined.

Once your policy is in force, the effective date of payments and requests you send us is usually determined by the day and time we receive them.

We allow telephone or other electronic transactions when you provide us authorization to do so. Contact our Administrative Office for information on permitted electronic transactions and authorization for electronic transactions.

Any telephone or other electronic transmission, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should send your request in writing to our Administrative Office.



Application

If you decide to purchase a policy, you must first complete an application. A completed application identifies the proposed insureds and provides sufficient information to permit us to begin underwriting risks in the policy. We require a medical history and examination of the proposed insureds. Based on our review of medical information about the proposed insureds, we may decline to provide insurance, or we may place the proposed insureds in a


                                                                              17

special underwriting category. The monthly cost of insurance charge deducted from the policy value after issue varies depending on the age, gender and underwriting category of the insureds.

A policy may only be issued upon receipt of satisfactory evidence of insurability, and generally when each insured is at least age 18 and at most age 85. Age will be determined by the nearest birthday of each insured.


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.



Owner


The owner on the date of issue is designated in the policy specifications. You, as owner, will make the following choices:

1) initial death benefit amount and death benefit option;

2) optional riders;

3) the amount and frequency of premium payments; and

4) the amount of net premium payment to be placed in the selected Sub-Accounts or the Fixed Account.

You are entitled to exercise rights and privileges of your policy as long as at least one of the insureds is living. These rights generally include the power to select the beneficiary, request policy loans, make partial surrenders, surrender the policy entirely, name a new owner, and assign the policy. You must inform us of any change in writing. We will record change of owner and beneficiary forms to be effective as of the date you sign them.



Right-to-Examine Period

You may return your policy to us for cancellation within 45 days of the date the application is signed or 10 days after you receive the policy (60 days for policies issued in replacement of other insurance). This is called the right-to-examine period. If the policy is returned for cancellation within the right-to-examine period, we will refund to you all premium payments. If a premium payment was made by check, there may be a delay until the check clears.


Any net premium payments received by us within ten days of the date the policy was issued will be held in the Money Market Sub-Account. At the end of that period, it will be allocated to the Sub-Accounts and the Fixed Account, if applicable, which you designated in your application. If the policy is returned for cancellation within the right-to-examine period, we will return the full amount of any premium payments made.



Initial Specified Amount

You will select the initial specified amount of death benefit on the application. This may not be less than $250,000. This amount, in combination with a death benefit option, will determine the initial death benefit. The initial specified amount is shown on the policy specifications page.



Transfers

You may make transfers among the Sub-Accounts and the Fixed Account, subject to certain provisions. You should carefully consider current market conditions and each fund's objective and investment policy before allocating money to the Sub-Accounts.

During the first policy year, transfers from the Fixed Account to the Sub-Accounts may be made only as provided for in the dollar cost averaging program described below. The amount of all transfers from the Fixed Account in any other policy year may not exceed the greater of:


18

1) 25% of the Fixed Account value as of the immediately preceding policy anniversary, or

2) the total dollar amount transferred from the Fixed Account in the immediately preceding policy year.

Up to 24 transfer requests (a request may involve more than a single transfer) may be made in any policy year without charge. We may limit transfers from the Fixed Account at any time.

Requests for transfers must be made in writing, or electronically, if you have previously authorized telephone or other electronic transfers in writing.

Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of accumulation units. This will be based on the accumulation unit values determined after our Administrative Office receives a request in writing or adequately authenticated electronic transfer request. Transfer and financial requests received in good order before 4:00 p.m. Eastern time on a business day will normally be effective that day.



Market Timing

Frequent, large, or short-term transfers among Sub-Accounts and the Fixed Account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our policy owners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Sub-Accounts and the Fixed Account that may affect other policy owners or fund shareholders. We discourage frequent transfers, and we accommodate frequent transfers only if we lack a contractual basis to refuse those transfer requests.

We discourage frequent trading by assessing transfer charges and enforcing limitations on transfers to the extent allowed by the policies as described in the Transfers section and Transaction Fee Table of the prospectus. We apply these limitations uniformly to all policy owners. If, however, we are unable to prevent market timing, certain policy owners may engage in market timing activity which is harmful to other policy owners. That harm may include the dilution of the value of fund shares and increased expenses which negatively impact investment returns as described above.

The funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Sub-Accounts. Policy owners and other persons with interests under the policies should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the funds.

In our sole discretion, we may impose revised Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We will apply these revised Market Timing Procedures uniformly to all policy owners. In addition, we may impose other procedures or restrictions as required by law or court order, or to comply with state or federal regulatory requirements. We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.



Optional Sub-Account Allocation Programs

You may elect to participate in programs for dollar cost averaging or automatic rebalancing. There is currently no charge for these programs. You may participate in only one program at any time.

Dollar Cost Averaging systematically transfers specified dollar amounts from the Money Market Sub-Account or the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. Transfers from the Fixed Account can only be elected at the time your policy is issued. Transfers from the Money Market Sub-Account


                                                                              19

may be elected at any time while your policy is in force. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar cost averaging will not assure a profit or protect against a declining market.

If the owner elects Dollar Cost Averaging from either the Money Market Sub-Account or the Fixed Account the value in that account must be at least $1,000 initially. The minimum amount that may be allocated is $50 monthly.

You may elect dollar cost averaging on your application, or contact our Administrative Office for information.

Dollar cost averaging terminates automatically:

1) if the value in the Money Market Sub-Account or the Fixed Account is insufficient to complete the next transfer;

2) one week after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication;

3) on the first policy anniversary; or

4) if your policy is surrendered.

Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to the Fixed Account and each Sub-Account. The pre-determined level is the allocation initially selected on the application, until changed by the owner. Your policy will be issued with automatic rebalancing. When automatic rebalancing is in effect, all net premium payments allocated to the Sub-Accounts and Fixed Account will be subject to automatic rebalancing.

Automatic rebalancing is available only on a quarterly basis. Automatic rebalancing may be terminated, or the allocation may be changed at any time, by contacting our Administrative Office.



Riders

We may offer you riders to your policy from time to time. Riders may alter the benefits or charges in your policy and their election may have tax consequences to you. Also, if you elect a particular rider, it may restrict the terms of your policy, or of other riders in force. Consult your financial and tax advisers before adding riders to, or deleting them from, your policy.


Surrender Value Enhancement Rider: If desired, you must select this rider when you initially apply for insurance. You must meet the underwriting requirements for this rider. If your policy is fully surrendered in the first five policy years, this rider provides enhanced cash surrender values by using a table of alternate surrender charges. The rider does not provide for enhanced cash surrender value for partial surrenders, loans, and in connection with an external exchange of this policy for any other policy. There is a one-time charge of $500 at issue for this rider.


Estate Tax Repeal Rider: If desired, you must select this rider when you initially apply for insurance. In the event of federal estate tax repeal as set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R.
1836) being extended, this rider allows you to cancel your policy for an amount equal to the surrender value of the policy plus the applicable surrender charge. There is a one-time $250 charge at issue for this rider.

For purposes of this rider, estate tax repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Reconciliation Act of 2001 (H.R. 1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010. The start date for this rider (the date that begins the 12-month "window" for you to exercise the rider) is the later of January 1, 2010, or the date in 2010 upon which legislation is enacted that triggers estate tax repeal, but no later than December 31, 2010.

This rider terminates on the earliest of:

1) one year from the start date;

2) December 31, 2010, provided no estate tax repeal, as defined above, has been enacted;

20

3) the date you request termination of the rider;

4) termination of your policy; or

5) full surrender of your policy prior to the start date.

If your policy lapses but is reinstated, the rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.

No-Lapse Enhancement Rider: This rider provides you with additional protection to prevent a lapse in your policy. It is a limited benefit in that it does not provide any additional death benefit amount or any increase in your cash value. Also, it does not provide any type of market performance guarantee. The duration of lapse protection provided by this rider will be determined monthly, and will vary based on net premium payments made, interest credited, the amount of any partial surrenders, and rates and fees for the rider. Payment of premiums higher than the planned premium and interest credited on net premiums will increase the duration of lapse protection. Partial surrenders and adjustments for rider rates and fees will reduce the duration of lapse protection.

If the net accumulation value under the policy is insufficient to cover the monthly deductions, the policy will not lapse as long as three conditions are met:

1) you meet the requirements to prevent termination of this rider;

2) the duration of lapse protection has not ended; and

3) either the no-lapse value or the reset account value, less any indebtedness, is greater than zero.

Refer to the subsection headed "Rider Termination" for more information.

We will automatically issue this rider with your policy. There is no charge for this rider.

The rider consists of the no-lapse value provision and the reset account value provision. Under this rider, your policy will not lapse as long as either the no-lapse value or the reset account value, less any indebtedness, is greater than zero. If both the no-lapse value and the reset account value, less any indebtedness, are zero or less, this rider will not prevent your policy from lapsing. The no-lapse value and reset account value are reference values only. If the net accumulation value is insufficient to cover the monthly deductions, the no-lapse value and reset account value will be referenced to determine whether either provision of the rider will prevent your policy from lapsing.

If either provision of this rider is actively preventing the policy from lapsing, that provision will trigger a death benefit which is different from the death benefit otherwise in effect under the policy. Each provision triggers a different death benefit, as described in more detail below. The change to a death benefit triggered by either provision under this rider is not permanent. If subsequent premium payments create accumulation value sufficient to cover the monthly deductions, the death benefit triggered by either rider provision will no longer apply, and the death benefit will be restored to the death benefit option in effect under the policy. There is no limit on the number of times we allow death benefits to be restored in this manner. Refer to the section headed "Death Benefits" for more information.

We calculate the no-lapse value and reset account value based on a set of rates and fees which are reference rates and fees only, and which differ from the rates and fees we use to calculate the accumulation value. Each provision's value is based on a set of reference rates and fees unique to that provision. At the time we issue the policy, we fix the schedules of reference rates and fees for the life of the policy. Refer to the No-Lapse Enhancement Rider form issued with your policy for more information about the actual schedules of reference rates and fees applicable to your policy.

On each monthly anniversary day, the no-lapse value will be calculated as:

1) net premium payments made;

2) minus the amount of any partial surrenders;

                                                                              21

3) plus interest credited;

4) minus adjustments for all no-lapse value reference rates and fees.

On any day other than the monthly anniversary day, the no-lapse value will be the value as of the preceding monthly anniversary day, and will reflect items
1), 2), 3), and 4) above.

On each monthly anniversary day, the reset account value will be calculated as:

1) net premium payments made;

2) minus the amount of any partial surrenders;

3) plus interest credited;

4) minus adjustments for all reset account value reference rates and fees.

On any day other than the monthly anniversary day, the reset account value will be the value as of the preceding monthly anniversary day, and will reflect items 1), 2), 3), and 4) above.

On each policy anniversary, the reset account value may increase to reflect positive investment performance. If the reset account value on any policy anniversary is less than the accumulation value on that same policy anniversary, the reset account value will be increased to equal the accumulation value. Refer to the No-Lapse Reset Account Provision of the No-Lapse Enhancement Rider attached to your policy.

You will select a guaranteed minimum death benefit on the application for your policy. This guaranteed minimum death benefit will be used in determining the actual death benefit proceeds provided by the no-lapse value provision. It will be shown on the policy specifications page.

The initial guaranteed minimum death benefit you select must be between 70% and 100% of the initial specified amount for the policy. The higher the percentage you select, the higher the ongoing premium payments which will be required to maintain a no-lapse value and/or reset account value greater than zero. If the policy specified amount is later decreased below the guaranteed minimum death benefit, the guaranteed minimum death benefit will automatically decrease to equal the specified amount as of the same effective date. If the policy specified amount is later increased, the guaranteed minimum death benefit will not automatically increase.

If the accumulation value is sufficient to cover the monthly deductions, the death benefit payable will be determined by the death benefit option in effect. Refer to the section headed "Death Benefits" for more information.

If the net accumulation value is insufficient to cover the monthly deductions, the no-lapse value and reset account value will be referenced to determine whether either provision of the rider will prevent your policy from lapsing. Each provision triggers a different death benefit. If the no-lapse value provision is actively keeping the policy from lapsing, the death benefit is the guaranteed minimum death benefit less any indebtedness, which may be less than the specified amount of the policy.

If the reset account value provision is actively keeping the policy from lapsing, the death benefit is the lesser of the current specified amount and initial specified amount, each reduced by any indebtedness. If the requirements of both of these provisions are met, the death benefit payable will be the greater death benefit amount triggered by either of the provisions. Refer to the section headed "Death Benefits" for more information.

If this rider prevents the policy from lapsing, and subsequent premium payments are made such that the accumulation value is sufficient to cover the monthly deductions, the death benefit payable will be determined by the death benefit option in effect.

You must maintain automatic rebalancing in order to keep this rider in effect. Automatic rebalancing will be in effect when the policy is issued. If you discontinue automatic rebalancing after the policy is issued, this rider will terminate. After this rider terminates, the policy will remain in force only if the accumulation value is sufficient to cover the monthly deductions. Refer to the section headed "Optional Sub-Account Allocation Programs" for more information about automatic rebalancing.


22

We reserve the right to restrict your allocation to certain Sub-Accounts to a maximum of 40% of the policy accumulation value in order to keep this rider in effect. The decision to enforce this restriction will be based on an annual review of the Separate Account investments of all owners of this product. If we determine that the investments of all owners are highly concentrated in certain Sub-Accounts, then Sub-Accounts with higher concentrations than anticipated will be subject to the restriction. Any restriction will apply to all owners of this product. If such a restriction is put in place in the future, you will be notified in writing and advised if it is necessary to reallocate the policy accumulation value or subsequent premium payments among Sub-Accounts which are not subject to the restriction, in order to keep the rider in effect. We will not reallocate the accumulation value to comply with any such restriction except pursuant to your instructions. You may provide instructions for reallocation in writing, or electronically, if you have previously authorized telephone or other electronic transfers in writing. If you choose not to reallocate the accumulation value of your policy to comply with a Sub-Account restriction, this rider will terminate. If this rider is actively preventing the policy from lapsing and this rider terminates as a result of the owner's failure to comply with a Sub-Account restriction, then the policy will lapse.

The duration of the no-lapse coverage will be determined monthly by referencing the no-lapse account value and the reset account value. The duration is determined by projecting the first monthly anniversary day on which future deductions for the rider rates and fees would cause both the no-lapse value and reset account value to reach zero. Because the duration is recalculated on a monthly basis, higher premium payments and credited interest will increase the duration, while partial surrenders and adjustments for rider rates and fees will reduce the duration. In general, later premium payments are credited with less interest over time, resulting in a lower no-lapse value and reset account value, and a shorter duration of no-lapse protection.

The duration of the lapse protection provided by this rider may be reduced if:

1) premiums or other deposits are not received on or before the planned payment date; or

2) you initiate any policy change that decreases the no-lapse value or reset account value under the policy. These changes include, but are not limited to, partial surrenders, loans, increases in specified amount, changes in death benefit option, electing to cancel automatic rebalancing, and changes in asset allocation.

The Company will determine the duration of the lapse protection based on the situation in 1) and 2) above by recalculating the no-lapse value and the reset account value. In general, later premium payments are credited with less interest over time, resulting in a lower no-lapse value and reset account value. A lower no-lapse value or reset account value will reduce the duration of lapse protection. The following example shows the impact of delayed premium payments on the duration of lapse protection:

Sample Policy

o Insureds: Male Nonsmoker and Female Nonsmoker, each age 55

o Specified amount: $1,000,000

o Planned annual premium payment: $9,000

Duration of lapse protection:

1) if premiums are received on the planned payment date each year: 334 months;
or

2) if premiums are received 30 days after the planned payment date each year:
332 months.

The impact of late premium payments on the duration of the lapse protection varies by policy. If both the no-lapse value and the reset account value, less any indebtedness, are zero or less, this rider will not prevent your policy from lapsing. Payment of sufficient additional premiums while this rider remains in force will increase one or both of the values to an amount greater than zero, and the rider will provide lapse protection. You may obtain information about your policy's current duration of lapse protection and the impact that late premium payments may have on that duration by requesting a personalized policy illustration from your financial adviser.

This rider and all rights provided under it will terminate automatically upon the earliest of the following:

                                                                              23

1) the younger insured reaches, or would have reached, age 100; or

2) surrender or termination of the policy; or

3) automatic rebalancing is discontinued; or

4) an allocation restriction requirement is not met within 61 days of notification to you of such a requirement.

If your policy is reinstated, you may be unable to reinstate this rider. If this rider terminates while the policy is in force, it cannot be reinstated. We will notify you in writing if this rider terminates.


Overloan Protection Rider. If this rider is issued with your policy, you meet the requirements as described in this rider and have elected this benefit, your policy will not lapse solely based on indebtedness exceeding the accumulation value less the surrender charges. It is a limited benefit, in that it does not provide any additional death benefit or any increase in accumulation value. Also, it does not provide any type of market performance guarantee.

If your policy is issued on or after May 22, 2006, we will automatically issue this rider with your policy in states where it is available. There is no charge for adding this rider to your policy. However, if you choose to elect this benefit, there is a one-time charge which will not exceed 5% of the then current accumulation value. Once you elect the benefit, certain provisions of your policy will be impacted as described in the rider.



Continuation of Coverage


If at least one of the insureds is still living when the younger insured attains, or would have attained, age 100, and the policy has not been surrendered, the policy will remain in force until surrender or death of the second insured. There are certain changes that will take place:

1) we will no longer accept premium payments;

2) we will make no further deductions;

3) policy values held in the Separate Account will be transferred to the Fixed Account; and

4) we will no longer transfer amounts to the Sub-Accounts.



Termination of Coverage

All policy coverage terminates on the earliest of:

1) surrender of the policy;

2) death of the second insured; or

3) failure to pay the necessary amount of premium to keep your policy in force.



State Regulation

New York regulations will govern whether or not certain features, riders, charges and fees will be allowed in your policy.


PREMIUMS
You may select and vary the frequency and the amount of premium payments and the allocation of net premium payments. After the initial premium payment is made there is no minimum premium required, except to maintain the No Lapse provision or to keep the policy in force. Premiums may be paid any time before the younger insured attains, or would have attained, age 100.


24

The initial premium must be paid for policy coverage to be effective. This payment must be equal to or exceed the amount necessary to provide for two monthly deductions.



Allocation of Net Premium Payments

Your net premium payment is the portion of a premium payment remaining, after deduction of the premium load. The net premium payment is available for allocation to the Sub-Accounts or the Fixed Account.

You first designate the allocation of net premium payments among the Sub-Accounts and Fixed Account on the application. Subsequent net premium payments will be allocated on the same basis unless we are instructed otherwise, in writing. You may change the allocation of net premium payments among the Sub-Accounts and Fixed Account at any time. The amount of net premium payments allocated to the Sub-Accounts and Fixed Account must be in whole percentages and must total 100%. We credit net premium payments to your policy as of the end of the valuation period in which it is received at our Administrative Office. The end of the valuation period is 4:00 P.M., Eastern Time, unless the New York Stock Exchange closes earlier.

The valuation period is the time between valuation days. A valuation day is every day on which the New York Stock Exchange is open and trading is unrestricted. Your policy values are calculated on every valuation day.



Planned Premiums; Additional Premiums

Planned premiums are the amount of periodic premium (as shown in the policy specifications) you choose to pay the Company on a scheduled basis. This is the amount for which we send a premium reminder notice. Premium payments may be billed annually, semi-annually, or quarterly. You may arrange for monthly pre-authorized automatic premium payments at any time.

In addition to any planned premium, you may make additional premium payments. These additional payments must be sent directly to our Administrative Office, and will be credited when received by us.

Unless you specifically direct otherwise, any payment received (other than any premium payment necessary to prevent, or cure, policy lapse) will be applied as premium and will not repay any outstanding loans. There is no premium load on any payment which you specifically direct as repayment of an outstanding loan.

You may increase planned premiums, or pay additional premiums, subject to the certain limitations. We reserve the right to limit the amount or frequency of additional premium payments.

We may require evidence of insurability if any payment of additional premium (including planned premium) would increase the difference between the death benefit and the accumulation value. If we are unwilling to accept the risk, your increase in premium will be refunded without interest.


We may decline any additional premium (including planned premium) or a portion of a premium that would cause total premium payments to exceed the limit for life insurance under federal tax laws. Our test for whether or not your policy exceeds the limit is referred to as the guideline premium test. The excess amount of premium will be returned to you. We may accept alternate instructions from you to prevent your policy from becoming a MEC. Refer to the section headed "Tax Issues" for more information.




Policy Values

Policy value in a variable life insurance policy is also called the accumulation value.

The accumulation value equals the sum of the Fixed Account value, the Separate Account value, and the Loan Account value. At any point in time, the accumulation value reflects:

1) net premium payments made;

2) the amount of any partial surrenders;

                                                                              25

3) any increases or decreases as a result of market performance of the Sub-Accounts;

4) interest credited to the Fixed Account or the Loan Account; and

5) all charges and fees deducted.

The Separate Account value, if any, is the portion of the accumulation value attributable to the Separate Account. The value is equal to the sum of the current values of all the Sub-Accounts in which you have invested. This is also referred to as the variable accumulation value.

A unit of measure used in the calculation of the value of each Sub-Account is the variable accumulation unit. It may increase or decrease from one valuation period to the next. The variable accumulation unit value for a Sub-Account for a valuation period is determined as follows:

1) the total value of fund shares held in the Sub-Account is calculated by multiplying the number of fund shares owned by the Sub-Account at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund made during the valuation period; minus

2) the liabilities of the Sub-Account at the end of the valuation period. Such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that we determine result from the operations of the Separate Account; and

3) the result of (1) minus (2) is divided by the number of variable accumulation units for that Sub-Account outstanding at the beginning of the valuation period.

In certain circumstances, and when permitted by law, we may use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.

The daily charge imposed on a Sub-Account for any valuation period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the valuation period.

The Fixed Account value, if any, reflects amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or partial surrenders. We guarantee the Fixed Account value. Interest is credited daily on the Fixed Account value at the greater of a rate of 0.010746% (equivalent to a compounded annual rate of 4%) or a higher rate determined by the Company.

The Loan Account value, if any, reflects any outstanding policy loans, including any interest charged on the loans. This amount is held in the Company's General Account. We do not guarantee the Loan Account value. Interest is credited on the Loan Account at an effective annual rate of 4.5% in all years.

The "net" accumulation value is the accumulation value less the Loan Account value. It represents the net value of your policy and is the basis for calculating the surrender value.

We will tell you at least annually the accumulation value, the number of accumulation units credited to your policy, current accumulation unit values, Sub-Account values, the Fixed Account value and the Loan Account value. We strongly suggest that you review your statements to determine whether additional premium payments may be necessary to avoid lapse of your policy.


DEATH BENEFITS
The death benefit proceeds is the amount payable to the beneficiary upon the death of the second insured, based upon the death benefit option in effect. Loans, loan interest, partial surrenders, and overdue charges, if any, are deducted from the death benefit proceeds prior to payment. Riders, including the No-Lapse Enhancement Rider, may impact the amount payable as death benefit proceeds in your policy. Refer to the "Riders" section of this prospectus for more information.


26

Death Benefit Options

Two different death benefit options are available. Regardless of which death benefit option you choose, the death benefit proceeds payable will be the greater of:

1) the amount determined by the death benefit option in effect on the date of the death of the second insured, less any indebtedness; or

2) a percentage of the accumulation value equal to that required by the Internal Revenue Code to maintain the policy as a life insurance policy. A schedule of these percentages is in your policy.

The following table provides more information about the death benefit options.



 Option                       Death Benefit Proceeds Equal to the                                Variability
    1         Specified amount (a minimum of $250,000)                                 None; level death benefit
    2         Sum of the specified amount plus the net accumulation value as of        May increase or decrease over
              the date of the second insured's death.                                  time, depending on the amount
                                                                                       of premium paid and the
                                                                                       investment performance of the
                                                                                       underlying Sub-Accounts or the
                                                                                       Fixed Account.

If for any reason the owner does not elect a particular death benefit option, Option 1 will apply until changed by the owner.



Changes to the Initial Specified Amount and Death Benefit Options

Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the specified amount. The minimum specified amount is currently $250,000.

The death benefit option may be changed from option 2 to 1 by the owner, subject to our consent, as long as the policy is in force.

You must submit all requests for changes among death benefit options and changes in the specified amount in writing to our Administrative Office. The minimum increase in specified amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.



 Option change                                                   Impact
     1 to 2          This change is not allowed.
     2 to 1          The specified amount will be increased by the accumulation value as of the effective date of change.


A surrender charge may apply to a decrease in specified amount. Please refer to the Surrender Charges section of this prospectus for more information on conditions that would cause a surrender charge to be applied. A schedule of surrender charges is included in each policy.


Any reductions in specified amount will be made against the initial specified amount and any later increase in the specified amount on a last in, first out basis. Any increase in the specified amount will increase the amount of the surrender charge applicable to your policy. Changes in specified amount do not affect the premium load as a percentage of premium.

We may decline any request for a reduction of the specified amount if, after the change, the specified amount would be less than the minimum specified amount or would reduce the specified amount below the level required to maintain the policy as life insurance for purposes of federal income tax law according to the guideline premium test.


                                                                              27

The guideline premium test provides for a maximum amount of premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. As a result, we may increase the policy's death benefit above the specified amount in order to satisfy the guideline premium test. If the increase in the policy's death benefit causes an increase in the net amount at risk, charges for the cost of insurance will increase as well.

Any change is effective on the first monthly anniversary day on, or after, the date of approval of the request by Lincoln Life. If the monthly deduction amount would increase as a result of the change, the changes will be effective on the first monthly anniversary day on which the accumulation value is equal to, or greater than, the monthly deduction amount.



Death Benefit Proceeds

Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of both insureds. This notification must include a certified copy of an official death certificate for each insured, a certified copy of a decree of a court of competent jurisdiction as to the finding of death for each insured, or any other proof satisfactory to us.

After receipt at our Administrative Office of proof of death of both insureds, the death benefit proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the owner or the beneficiary. Payment of the death benefit proceeds may be delayed if your policy is contested or if Separate Account values cannot be determined.


If the recipient of the death benefit proceeds has elected a lump sum settlement and the death benefit proceeds are over $10,000, the proceeds will be placed into an interest-bearing account in the recipient's name. The SecureLine (Reg. TM) account allows the recipient additional time to decide how to manage the proceeds with the balance earning interest from the day the account is opened.

The SecureLine (Reg. TM) account is a special service that we offer in which your death benefit or surrender proceeds are placed into an interest-bearing account. Instead of mailing you (or the recipient of the proceeds) a check, we will send a checkbook so that you (or the proceeds recipient) will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account.



POLICY SURRENDERS

You may surrender your policy at any time by sending us your policy along with a written request for surrender. If you surrender your policy, all policy coverage will automatically terminate and may not be reinstated. Consult your tax adviser to understand tax consequences of any surrender you are considering.

The surrender value of your policy is the amount you can receive by surrendering the policy. The surrender value is the net accumulation value less any applicable surrender charge, less any accrued loan interest not yet charged.

Any surrender results in a withdrawal of values from the Sub-Accounts and Fixed Account that have values allocated to them. Any surrender from a Sub-Account will result in the cancellation of variable accumulation units. The cancellation of such units will be based on the variable accumulation unit value determined at the close of the valuation period during which the surrender is effective. Surrender proceeds will generally be paid within seven days of our receipt of your request.

At any time, you may transfer all of the Separate Account value to the Fixed Account and then surrender the policy for reduced guaranteed nonparticipating paid-up insurance. No monthly administrative fees will apply to such paid-up insurance. The amount of paid-up insurance will be that which the surrender value will purchase as a net single premium at the insured's then attained age, using the guaranteed interest and mortality basis of the original policy. The paid-up insurance will not include any additional benefits provided by rider under the original policy.


28


If you request lump sum surrender and the policy's surrender value is over $10,000, your surrender proceeds will be placed into a SecureLine (Reg. TM) account in your name. Refer to the description of the SecureLine (Reg. TM) account under the section headed "Death Benefit Proceeds" for more information.





Partial Surrender

You may make a partial surrender, withdrawing a portion of your policy values. You may request a partial surrender in writing or electronically, if previously authorized. The total of all partial surrenders may not exceed 90% of the surrender value of your policy. We may limit partial surrenders to the extent necessary to meet the federal tax law requirements. Each partial surrender must be at least $500. Partial surrenders are subject to other limitations as described below.

Partial surrenders may reduce the accumulation value and the specified amount. The amount of the partial surrender will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The effect of partial surrenders on the death benefit proceeds depends on the death benefit option in effect at the time of the partial surrender.



   Death Benefit
 Option in Effect                           Impact of Partial Surrender
         1              Will reduce the accumulation value and the specified amount.
         2              Will reduce the accumulation value, but not the specified amount.

Partial surrender proceeds will generally be paid within seven days of our receipt of your request.

We may at our discretion decline any request for a partial surrender.


POLICY LOANS
You may borrow against the surrender value of your policy. The loan may be for any amount up to 100% of the current surrender value. However, we reserve the right to limit the amount of your loan so that total policy indebtedness will not exceed 90% of an amount equal to the accumulation value less surrender charge. A loan agreement must be executed and your policy assigned to us free of any other assignments. Outstanding policy loans and accrued interest reduce the policy's death benefit and accumulation value.

The amount of your loan will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The Loan Account is the account in which policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Sub-Accounts and Fixed Account. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. Loans, therefore, can affect the policy's death benefit and accumulation value whether or not they are repaid. Interest on policy loans accrues at an effective annual rate of 5.5% in years 1-10 and 4.5% thereafter, and is payable once a year in arrears on each policy anniversary, or earlier upon full surrender or other payment of proceeds of your policy.

The amount of your loan, plus any accrued but unpaid interest, is added to your outstanding policy loan balance. Unless paid in advance, loan interest due will be transferred proportionately from the Sub-Accounts and Fixed Account. This amount will be treated as an additional policy loan, and added to the Loan Account value. Lincoln Life credits interest to the loan account value at a rate of 4.5% in all years, so the net cost of your policy loan is 1% in years 1-10 and 0% thereafter.

Your outstanding loan balance may be repaid at any time as long as at least one of the insureds is living. The Loan Account will be reduced by the amount of any loan repayment. Any repayment, other than loan interest, will be allocated to the Sub-Accounts and Fixed Account in the same proportion in which net premium payments are currently allocated, unless you instruct otherwise.

If at any time the total indebtedness against your policy, including interest accrued but not due, equals or exceeds the then current accumulation value less surrender charges, the policy will terminate subject to the conditions in the


                                                                              29

grace period provision, unless the provisions of the No-Lapse Enhancement Rider are preventing policy termination. If your policy lapses while a loan is outstanding, there may be adverse tax consequences.


LAPSE AND REINSTATEMENT
If at any time the net accumulation value is insufficient to pay the monthly deduction, unless the provisions of the No-Lapse Enhancement Rider are preventing policy termination, all policy coverage will terminate. This is referred to as policy lapse. The net accumulation value may be insufficient:

1) because it has been exhausted by earlier deductions;

2) as a result of poor investment performance;

3) due to partial surrenders;

4) due to indebtedness for policy loans; or

5) because of a combination of any of these factors.

If we have not received your premium payment (or payment of indebtedness on policy loans) necessary so that the net accumulation value of your policy is sufficient to pay the monthly deduction amount on a monthly anniversary day, we will send a written notice to you, or any assignee of record. The notice will state the amount of the premium payment (or payment of indebtedness on policy loans) that must be paid to avoid termination of your policy.

If the amount in the notice is not paid to us within the grace period, then the policy will terminate. The grace period is the later of (a) 31 days after the notice was mailed, and (b) 61 days after the monthly anniversary day on which the monthly deduction could not be paid. If the insured dies during the grace period, we will deduct any charges due to us from any death benefit that may be payable under the terms of the policy.



No-Lapse Protection

Your policy includes the No-Lapse Enhancement Rider. This rider provides you with additional protection to prevent a lapse in your policy. If you meet the requirements of this rider, your policy will not lapse, even if the net accumulation value under the policy is insufficient to cover the monthly deductions. It is a limited benefit in that it does not provide any additional death benefit amount or any increase in your cash value. Also, it does not provide any type of market performance guarantee.

We will automatically issue this rider with your policy. There is no charge for this rider.

The rider consists of the no-lapse value provision and the reset account value provision. Under this rider, your policy will not lapse as long as either the no-lapse value or the reset account value, less any indebtedness, is greater than zero. The no-lapse value and reset account value are reference values only. If the net accumulation value is insufficient to cover the monthly deductions, the no-lapse value and reset account value will be referenced to determine whether either provision of the rider will prevent your policy from lapsing. Refer to the "No-Lapse Enhancement Rider" section of this prospectus for more information.


Your policy may also include the Overloan Protection Rider. If this rider is issued with your policy, you meet the requirements as described in this rider and have elected this benefit, your policy will not lapse solely based on indebtedness exceeding the accumulation value less the surrender charges. There is no charge for adding this rider to your policy. However, if you choose to elect the benefit, there is a one-time charge which will not exceed 5% of the then current accumulation value. Once you elect the benefit, certain provisions of your policy will be impacted as described in the rider.



Reinstatement of a Lapsed Policy


If your policy has lapsed, you may reinstate your policy within five years of the policy lapse date, if both insureds are living, provided:


30

1) it has not been surrendered;

2) there is an application for reinstatement in writing;

3) satisfactory evidence of insurability of both insureds is furnished to us and we agree to accept the risk for both insureds;

4) we receive a payment sufficient to keep your policy in force for at least two months; and

5) any accrued loan interest is paid.

The reinstated policy will be effective as of the monthly anniversary day after the date on which we approve your application for reinstatement. Surrender charges will be reinstated as of the policy year in which your policy lapsed. Your accumulation value at reinstatement will be the net premium payment then made less all monthly deductions due.


TAX ISSUES
The federal income tax treatment of your policy is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your policy and is not intended as tax advice. This discussion also does not address other federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. You should always consult a tax adviser about the application of tax rules to your individual situation.



Taxation of Life Insurance Contracts in General

Tax Status of the Policy. Section 7702 of the Internal Revenue Code ("Code") establishes a statutory definition of life insurance for federal tax purposes. We believe that the policy will meet the statutory definition of life insurance under the guideline premium test, which provides for a maximum amount of premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. As a result, the death benefit payable will generally be excludable from the beneficiary's gross income, and interest and other income credited will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the death of the insured, as discussed below. This tax treatment will only apply, however, if
(1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for federal income tax purposes.

The Code also recognizes a cash value accumulation test, which does not limit premiums paid, but requires the policy to provide a minimum death benefit in relation to the policy value, depending on the insured's age, gender, and risk classification. We do not apply this test to the policy.

Investments in the Separate Account Must be Diversified. For a policy to be treated as a life insurance contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the policy value over the policy premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restriction on Investment Options. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate policy values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.


                                                                              31

No Guarantees Regarding Tax Treatment. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for federal income tax purposes and that the tax law will not impose tax on any increase in your policy value until there is a distribution from your policy.

Tax Treatment of Life Insurance Death Benefit Proceeds. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied to one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

Tax Deferral During Accumulation Period. Under existing provisions of the Code, except as described below, any increase in your policy value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for federal income tax purposes.



Policies Which Are MECs

Characterization of a Policy as a MEC. A modified endowment contract (MEC) is a life insurance policy that meets the requirements of Section 7702 and fails the "7-pay test" of 7702A of the Code. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by the "7-pay test", a test that compares actual paid premium in the first seven years against a pre-determined premium amount as defined in 7702A of the Code. A policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven policy years following a material change.

Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs. If the policy is a MEC, withdrawals from your policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the policy value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your policy value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

Penalty Taxes Payable on Withdrawals. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special Rules if You Own More than One MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one


32

contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.



Policies Which Are Not MECs

Tax Treatment of Withdrawals. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

Certain Distributions Required by the Tax Law in the First 15 Policy
Years. Section 7702 places limitations on the amount of premium payments that may be made and the policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.


Tax Treatment of Loans. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all policy value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.



Last Survivor Contract

Although we believe that the policy, when issued as a last survivor contract, complies with Section 7702 of the Code, the manner in which Section 7702 should be applied to last survivor contracts is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under
Section 7702 regarding this form of contract, there is necessarily some uncertainty whether a last survivor contract will meet the Section 7702 definition of a life insurance contract. As a result, we may need to return a portion of your premium (with earnings) and impose higher cost of insurance charges in the future.

Due to the coverage of more than one insured under the policy, there are special considerations in applying the 7-pay test. For example, a reduction in the death benefit at any time, such as may occur upon a partial surrender, may cause the policy to be a MEC. Also and more generally, the manner of applying the 7-pay test is somewhat uncertain in the case of policies covering more than one insured.



Other Considerations

Insured Lives Past Age 100. If the younger insured survives beyond the end of the mortality table, which is used to measure charges for the policy and which ends at age 100, we believe your policy will continue to qualify as life insurance for federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the younger insured attains age 100.


Compliance with the Tax Law. We believe that the maximum amount of premium payments we have determined for the policies will comply with the federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a policy year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We may accept alternate



                                                                              33


instructions from you to prevent your policy from becoming a MEC. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the federal tax definition of life insurance.

Disallowance of Interest Deductions. Interest on policy loan indebtedness is not deductible.

If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20% owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.


Federal Income Tax Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

Changes in the Policy or Changes in the Law. Changing the owner, exchanging the policy, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Fair Value of Your Policy

It is sometimes necessary for tax and other reasons to determine the "value" of your policy. The value can be measured differently for different purposes. It is not necessarily the same as the accumulation value or the net accumulation value. You, as the owner, should consult with your advisers for guidance as to the appropriate methodology for determining the fair market value of the policy.



Tax Status of Lincoln Life

Under existing federal income tax laws, the Company does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a policy owner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the policy owner, and held in that account until instructions are received from the appropriate regulator. We also may be required to provide additional information about a policy owner's account to government regulators.




34

LEGAL PROCEEDINGS
Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that the proceedings ultimately will be resolved without materially affecting the financial position of Lincoln Life, the Separate Account or the Principal Underwriter.


FINANCIAL STATEMENTS

The December 31, 2005 financial statements of the Separate Account and financial statements of the Company are located in the SAI.



                                                                              35

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Additional information about Lincoln Life, the Separate Account and your policy may be found in the Statement of Additional Information (SAI).


                              Contents of the SAI




GENERAL INFORMATION
   Lincoln Life
   Registration Statement
   Changes of Investment Policy
   Principal Underwriter
   Disaster Plan
   Advertising
SERVICES
   Independent Registered Public Accounting
      Firm
   Accounting Services
   Checkbook Service for Disbursements
   Administrative Services



POLICY INFORMATION
   Assignment
   Change of Ownership
   Beneficiary
   Change of Plan
   Settlement Options
   Deferral of Payments
   Incontestability
   Misstatement of Age or Gender
   Suicide
PERFORMANCE DATA
FINANCIAL STATEMENTS
   Separate Account
   Company


The SAI may be obtained, at no cost to you, by contacting our Administrative Office at the address or telephone number listed on the first page of this prospectus. Your SAI will be sent to you via first class mail within three business days of your request. You may make inquiries about your policy to this same address and telephone number.

You may request personalized illustrations of death benefits and policy values from your financial adviser without charge.

You may review or copy this prospectus, the SAI, or obtain other information about the Separate Account at the Securities and Exchange Commission's Public Reference Room. You should contact the SEC at (202) 942-8090 to obtain information regarding days and hours the reference room is open. You may also view information at the SEC's Internet site, http://www.sec.gov. Copies of information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

This prospectus, the funds prospectus, and the SAI are also available on our internet site, www.LFG.com/mfinancial

LLANY Separate Account R for Flexible Premium Variable Life Insurance 1933 Act Registration No. 333-125993
1940 Act Registration No. 811-08651

                               End of Prospectus

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)



                               Dated May 1, 2006
                  Relating to Prospectus Dated May 1, 2006 for



                        Lincoln Momentum SVULONE product



LLANY Separate Account R for Flexible Premium Variable Life Insurance,
                                   Registrant



             Lincoln Life & Annuity Company of New York, Depositor



The SAI is not a prospectus. The SAI provides you with additional information about Lincoln Life, the Separate Account and your policy. It should be read in conjunction with the product prospectus.

A copy of the product prospectus may be obtained without charge by writing to our Administrative Office:

Client Service Center
350 Church Street - MVL1
Hartford, CT 06103-1106

or by telephoning (800) 444-2363, and requesting a copy of the Lincoln NY Momentum SVULONE product prospectus.


                          TABLE OF CONTENTS OF THE SAI




Contents                                                   Page
-------------------------------------------------       ----------
GENERAL INFORMATION .............................             2
    Lincoln Life ................................             2
    Registration Statement ......................             2
    Changes of Investment Policy ................             2
    Principal Underwriter .......................             3
    Disaster Plan ...............................             3
    Advertising .................................             3
SERVICES ........................................             3
    Independent Registered Public Accounting
      Firm ......................................             3
    Accounting Services .........................             3
    Checkbook Service for Disbursements .........             3
    Administrative Services .....................             4


Contents                                                   Page
-------------------------------------------------       ----------
POLICY INFORMATION ..............................             4
    Assignment ..................................             4
    Change of Ownership .........................             4
    Beneficiary .................................             4
    Change of Plan ..............................             4
    Settlement Options ..........................             5
    Deferral of Payments ........................             6
    Incontestability ............................             6
    Misstatement of Age or Gender ...............             6
    Suicide .....................................             6
PERFORMANCE DATA ................................             6
FINANCIAL STATEMENTS ............................             7
    Separate Account ............................           R-1
    Company .....................................           S-1

                                                                               1

GENERAL INFORMATION


Lincoln Life
Lincoln Life & Annuity Company of New York ("Lincoln Life", "the Company", "we", "us", "our") (EIN 16-1505436) is a New York-domiciled life insurance company founded on June 6, 1996. Lincoln Life is a subsidiary of The Lincoln National Life Insurance Company (LNLIC), an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. LNLIC is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Lincoln Financial Group sells a wide variety of financial products and solutions through financial advisors: mutual funds, managed accounts, retirement solutions, life insurance, 401(k) and 403(b) plans, savings plans, institutional investments and comprehensive financial planning and advisory services.


Lincoln Life is subject to the laws of New York governing insurance companies and to regulation by the New York Insurance Department ("Insurance Department"). An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year along with the Company's financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Insurance Department. Such regulation does not, however, involve any supervision of management practices or policies, or our investment practices or policies.

A blanket bond with a per event limit of $50 million and an annual policy aggregate limit of $100 million covers all of the officers and employees of the Company.



Registration Statement

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statement, its amendments and exhibits, contain information beyond that found in the prospectus and the SAI. Statements contained in the prospectus and the SAI as to the content of policies and other legal instruments are summaries.



Changes of Investment Policy

Lincoln Life may materially change the investment policy of the Separate Account. If this decision is made, we must inform the owners and obtain all necessary regulatory approvals. Any change must be submitted to the Insurance Department. The Insurance Department would not approve the change in investment policy if found to be detrimental to the interests of the owners of the policies or the end result would render our operations hazardous to the public.


If an owner objects, his or her policy may be converted to a substantially comparable fixed benefit life insurance policy offered by us on the lives of the insureds. The owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. We will not require evidence of insurability for this conversion.The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance equal to or lower than the amount of the death benefit of the current policy on the date of the conversion.


2

Principal Underwriter

Lincoln Financial Advisors Corporation ("LFA"), 1300 S. Clinton Street, Fort Wayne, IN 46802, an affiliate of Lincoln Life, is the principal underwriter for the policies, which are offered continuously. LFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The principal underwriter has overall responsibility for establishing a selling plan for the policies.



Disaster Plan

Lincoln's business continuity and disaster recovery strategy employs system and telecommunication accessibility, system back-up and recovery, and employee safety and communication. The plan includes documented and tested procedures that will assist in ensuring the availability of critical resources and in maintaining continuity of operations during an emergency situation.



Advertising

Lincoln Life is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


SERVICES


Independent Registered Public Accounting Firm
The financial statements of the Separate Account and the financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.



Accounting Services

We have entered into an agreement with the Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA, 19203, to provide accounting services to the Separate Account. Lincoln Life makes no separate charge against the assets of the Separate Account for this service.



Checkbook Service for Disbursements

We offer a checkbook service in which the death benefit proceeds are transferred into an interest-bearing account, in the beneficiary's name as owner of the account. Your beneficiary has quick access to the proceeds and is the only one authorized to transfer proceeds from the account. This service allows the beneficiary additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened.

We also offer this same checkbook service for surrenders of your policy of $500,000 or more. Once your request is processed, proceeds are placed in an interest-bearing account in your name. You have complete access to your


                                                                               3

proceeds through check writing privileges. You have the choice of leaving proceeds in this account or you may write checks immediately-even a check for the entire amount.



Administrative Services

Lincoln Life & Annuity Company of New York is an affiliate of The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802, which provides administrative services for the policies. The Lincoln National Life Insurance Company receives no compensation from the Separate Account for these services.


POLICY INFORMATION


Assignment
While either insured is living, you may assign your rights in the policy, including the right to change the beneficiary designation. The assignment must be in writing, signed by you and recorded at our Administrative Office. We will not be responsible for any assignment that is not submitted for recording, nor will we be responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such indebtedness after we have recorded any assignment.

Once recorded, the assignment remains effective until released by the assignee in writing. As long as an effective assignment remains outstanding, the owner will not be permitted to take any action with respect to the policy without the consent of the assignee in writing.



Change of Ownership

As long as either insured is living, you may name a new owner by recording a change in ownership in writing at our Administrative Office. The change will be effective the later of the date of execution of the document of transfer or the date we record it. We may require that the policy be submitted to us for endorsement before making a change.



Beneficiary

The beneficiary is initially designated on the application and is the person who will receive the death benefit proceeds payable. Multiple beneficiaries will be paid in equal shares, unless otherwise specified to the Company.

You may change the beneficiary at any time while either insured is living, except when we have recorded an assignment of your policy or an agreement not to change the beneficiary. Any request for a change in the beneficiary must be in writing, signed by you, and recorded at our Administrative Office. If the owner has not reserved the right to change the beneficiary, such a request requires the consent of the beneficiary. The change will be effective as of the date of signature or, if there is no such date, the date recorded.

If any beneficiary dies before the death of the second insured, the beneficiary's potential interest shall pass to any surviving beneficiaries, unless otherwise specified to the Company. If no named beneficiary survives at the time of the death of the second insured, any death benefit proceeds will be paid to you, as the owner, or to your executor, administrator or assignee.



Change of Plan

Your policy may be exchanged for another policy issued by the Company only if the Company consents to the exchange and all requirements for the exchange, as determined by the Company, are met.

You may exchange your policy for separate single life policies on each of the insureds under any of the following change of plan events:


4

(1) The Internal Revenue Code (IRC) is changed resulting in (a) the repeal of the unlimited marital deduction provision; or (b) a reduction of at least 50% of the tax rate in the maximum federal estate bracket in effect on the policy date;

(2)  the insureds are legally divorced while this policy is in force; or

(3)  the insureds business is legally dissolved while the policy is in force.

An exchange for separate policies is subject to all of the following conditions:

(1) both insureds are alive and the policy is in force at the time of the change of plan event;

(2) the request by the owner to exercise the option must be in writing;

(3) the request by the owner, together with evidence, satisfactory to the Company, of the existence of a change of plan event must be received by our Administrative Office on or within 6 months of the change of plan events described in items (1) and (3) above or on or within 24 months of the change of plan event described in item (2) above. If there is an assignment on the policy, the assignee must consent, in writing, to the exchange;

(4) if the change of plan event is the legal divorce of the insureds, the insureds may not be remarried to each other as of the date the new policy takes effect, and the policy split may not become effective on or within 24 months following the legal divorce;

(5) each proposed owner must have an insurable interest in the lives of the insureds on his or her policy;

(6) the amount of insurance of each new policy is not larger than one half of the amount of insurance then in force under this policy; and

(7)  any other requirements as determined by the Company are met.

The new policy will not take effect until the date all such requirements are met. The premium for each new policy is determined according to the Company's rates in effect at that time for that policy based on each insured's current age and underwriting class, if that underwriting class is available on a single-life basis. If either insured's underwriting class is not available on a single-life basis, the new policy for that insured cannot be issued unless satisfactory evidence of insurability is provided for an underwriting class that is available.



Settlement Options

You may elect or change a settlement option while at least one insured is alive. If you have not irrevocably selected a settlement option, the beneficiary may elect to change the settlement option within 90 days after the second insured dies. If no settlement option is selected, the death benefit proceeds will be paid in a lump sum.

If you assign your policy as collateral security, we will pay any amount due the assignee in one lump sum. We will pay any remaining death benefit proceeds as elected.

Your written request to elect, change, or revoke a settlement option must be received in our Administrative Office before payment of the lump sum or any settlement option is initiated. The first payment of the settlement option selected will become payable on the date proceeds are settled. Payments after the first payment will be made on the first day of each month. Once payments have begun, the policy cannot be surrendered and neither the payee nor the settlement option may be changed.

You have at least four settlement options:

1) an annuity for the lifetime of the payee;

2) an annuity for the lifetime of the payee, with monthly payments guaranteed for 60, 120, 180, or 240 months;

3) monthly payments for a stated number of years, at least five but no more than thirty; or

4) payment of a maximum of 3% interest annually on the sum left on deposit.

                                                                               5

We may offer you or your beneficiary additional settlement options in the future.



Deferral of Payments

Amounts payable as a result of loans, surrenders or partial surrenders will generally be made within seven days of our receipt of such a request. In the event of a deferral of a surrender, loan or payment of the death benefit proceeds beyond ten days from receipt of the request, interest will accrue and be paid as required by law. We may defer payment or transfer from the Fixed Account up to six months at our option. If we exercise our right to defer any payment from the Fixed Account, interest will accrue and be paid (as required by law) from the date you would otherwise have been entitled to receive the payment.



Incontestability

The Company will not contest your policy or payment of the death benefit proceeds based on the initial specified amount, or an increase in the specified amount requiring evidence of insurability, after your policy or increase has been in force for two years from date of issue or increase.



Misstatement of Age or Gender

If the age or gender of either insureds has been misstated, benefits will be adjusted based on the following values:

1) the net amount at risk at the time of the second insured's death;

2) the ratio of the monthly cost of insurance applied in the policy month of death to the monthly cost of insurance that should have been applied at the true age and gender in the policy month of death; and

3) the accumulation value at the time of the second insured's death.

The amount of death benefit proceeds will be 1. multiplied by 2. and then the result added to 3.



Suicide

If the second insured dies by suicide, while sane or insane, within two years from the date of issue, the Company will pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the second insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, the Company will pay no more than a refund of the monthly charges for the cost of the increased amount.


PERFORMANCE DATA
Performance data may appear in sales literature or reports to owners or prospective buyers.

Past performance cannot guarantee comparable future results. Performance data reflects the time period shown on a rolling monthly basis and is based on Sub-Account level values adjusted for your policy's expenses.

Data reflects:

o an annual reduction for fund management fees and expenses, and

o a policy level mortality and expense charge applied on a daily equivalent basis, but

o no deductions for additional policy expenses (i.e., premium loads, administrative fees, and cost of insurance charges), which, if included, would have resulted in lower performance.

These charges and deductions can have a significant effect on policy values and benefits. Ask your financial representative for a personalized illustration reflecting these costs.


6

Sub-Account performance figures are historical and include change in share price, reinvestment of dividends and capital gains and are net of the asset management expenses that can be levied against the Sub-Account.

The Average Annual Returns in the table below are calculated in two ways, one for Money Market Sub-Account, one for all other Sub-Accounts. Both are according to methods prescribed by the SEC.

Money Market Sub-Account:

The Average Annual Return is the income generated by an investment in the Money Market Sub-Account over a seven-day period, annualized. The process of annualizing results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.

The Money Market Sub-Account's return is determined by:

a) calculating the change in unit value for the base period (the 7-day period ended December 31, of the previous year); then

b) dividing this figure by the account value at the beginning of the period;
   then

c) annualizing this result by the factor of 365/7.

Other Sub-Accounts:

The Average Annual Return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

     P(1 + T)n = ERV


Where:        P = a hypothetical initial purchase payment of $1,000
              T = average annual total return for the period in question
              N = number of years
              ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 3-year, 5-year, or 10-year period in question (or fractional period thereof)

The formula assumes that:

(1) all recurring fees have been charged to the policy owner's accounts; and

(2) there will be a complete redemption upon the anniversary of the 1-year, 3-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we report Sub-Account performance back to the first date that the fund became available, which could pre-date its inclusion in this product. Where the length of the performance reporting period exceeds the period for which the fund was available, Sub-Account performance will show an "N/A".


FINANCIAL STATEMENTS

The December 31, 2005 financial statements of the Separate Account and financial statements of the Company follow.

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Statement of assets and liabilities

December 31, 2005


                                                                                          Mortality &
                                                                                          Expense
                                                                Contract                  Guarantee
                                                                Purchases                 Charges
                                                                Due from                  Payable to
                                                                Lincoln Life              Lincoln Life
                                                                & Annuity                 & Annuity
                                                                Company of                Company of
Subaccount                                          Investments New York     Total Assets New York     Net Assets
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                      $533,105       $--        $533,105       $23       $533,082
AIM V.I. International Growth                          78,375        --          78,375         3         78,372
AIM V.I. Premier Equity                               412,237        --         412,237        18        412,219
ABVPSF Global Technology Class A                      111,891        --         111,891         5        111,886
ABVPSF Growth and Income Class A                      142,122        --         142,122         6        142,116
ABVPSF Small/Mid Cap Value Class A                     56,108        --          56,108         2         56,106
American Century VP Inflation Protection               28,190        --          28,190         1         28,189
American Funds Global Growth Class 2                      831        97             928        --            928
American Funds Global Small Capitalization Class 2     39,174        48          39,222         2         39,220
American Funds Growth Class 2                         648,992        --         648,992        28        648,964
American Funds Growth-Income Class 2                  282,741        97         282,838        12        282,826
American Funds International Class 2                  140,630        --         140,630         6        140,624
Baron Capital Asset                                   219,557        --         219,557        10        219,547
Delaware VIPT Diversified Income                       37,920        72          37,992         2         37,990
Delaware VIPT Emerging Markets                        183,456        48         183,504         8        183,496
Delaware VIPT High Yield                              139,013        --         139,013         6        139,007
Delaware VIPT REIT                                    281,357        72         281,429        12        281,417
Delaware VIPT Small Cap Value                         661,607        --         661,607        29        661,578
Delaware VIPT Trend                                   190,914        --         190,914         8        190,906
Delaware VIPT U.S. Growth                              58,898        --          58,898         3         58,895
Delaware VIPT Value                                    25,932        --          25,932         1         25,931
Fidelity VIP Contrafund Service Class                 396,368        --         396,368        17        396,351
Fidelity VIP Equity-Income Service Class              113,234        --         113,234         5        113,229
Fidelity VIP Growth Service Class                      13,305        --          13,305         1         13,304
Fidelity VIP Growth Opportunities Service Class        40,557        --          40,557         2         40,555
Fidelity VIP High Income Service Class                146,872        --         146,872         6        146,866
Fidelity VIP Overseas Service Class                   117,543        --         117,543         5        117,538
FTVIPT Franklin Small-Mid Cap Growth Securities        13,579        --          13,579         1         13,578
FTVIPT Templeton Foreign Securities Class 2           113,839        --         113,839         5        113,834
FTVIPT Templeton Growth Securities                      7,754        --           7,754        --          7,754
FTVIPT Templeton Growth Securities Class 2             16,452        --          16,452         1         16,451
Janus Aspen Series Balanced                           232,898        --         232,898        10        232,888
Janus Aspen Series Balanced Service Shares             91,000        --          91,000         4         90,996
Janus Aspen Series Global Technology Service Shares    11,547        --          11,547         1         11,546
Janus Aspen Series Mid Cap Growth Service Shares       42,669        --          42,669         2         42,667
Janus Aspen Series Worldwide Growth                   205,144        --         205,144         9        205,135
Janus Aspen Series Worldwide Growth Service Shares      2,924        --           2,924        --          2,924
Lincoln VIPT Bond                                     831,926        --         831,926        36        831,890
Lincoln VIPT Capital Appreciation                      80,462        --          80,462         4         80,458
Lincoln VIPT Equity-Income                             12,467        --          12,467         1         12,466
Lincoln VIPT Global Asset Allocation                   32,103        --          32,103         1         32,102
Lincoln VIPT International                            225,074        --         225,074        10        225,064
Lincoln VIPT Money Market                             318,465        --         318,465        14        318,451
Lincoln VIPT Social Awareness                          10,214        --          10,214        --         10,214
MFS VIT Emerging Growth                               146,364        --         146,364         6        146,358
MFS VIT Total Return                                  260,363        48         260,411        11        260,400
MFS VIT Utilities                                     168,732        --         168,732         7        168,725
NB AMT Mid-Cap Growth                                 602,776        --         602,776        26        602,750
NB AMT Partners                                       102,381        --         102,381         5        102,376
NB AMT Regency                                         19,931        --          19,931         1         19,930
Putnam VT Growth & Income Class IB                     15,146        --          15,146         1         15,145
Putnam VT Health Sciences Class IB                      9,623        --           9,623        --          9,623
Scudder VIT Equity 500 Index                          444,879        --         444,879        19        444,860
Scudder VIT Small Cap Index                           121,564        --         121,564         5        121,559


See accompanying notes.

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Statement of operations

Year Ended December 31, 2005


                                                    Dividends
                                                    from       Mortality and     Net
                                                    Investment Expense           Investment
Subaccount                                          Income     Guarantee Charges Income (Loss)
----------------------------------------------------------------------------------------------
AIM V.I. Growth                                      $    --        $(4,269)        $(4,269)
AIM V.I. International Growth                            483           (555)            (72)
AIM V.I. Premier Equity                                3,428         (3,479)            (51)
ABVPSF Global Technology Class A                          --           (843)           (843)
ABVPSF Growth and Income Class A                       2,042         (1,113)            929
ABVPSF Large Cap Growth Class A                           --             (4)             (4)
ABVPSF Small/Mid Cap Value Class A                       345           (376)            (31)
American Century VP Inflation Protection                 877           (106)            771
American Funds Global Growth Class 2                       5             (4)              1
American Funds Global Small Capitalization Class 2       315           (256)             59
American Funds Growth Class 2                          4,068         (4,397)           (329)
American Funds Growth-Income Class 2                   3,641         (2,203)          1,438
American Funds International Class 2                   1,799           (860)            939
Baron Capital Asset                                       --         (1,736)         (1,736)
Delaware VIPT Diversified Income                          36           (108)            (72)
Delaware VIPT Emerging Markets                           228           (790)           (562)
Delaware VIPT High Yield                               6,759           (875)          5,884
Delaware VIPT REIT                                     3,462         (1,685)          1,777
Delaware VIPT Small Cap Value                          1,978         (4,470)         (2,492)
Delaware VIPT Trend                                       --         (1,403)         (1,403)
Delaware VIPT U.S. Growth                                320           (409)            (89)
Delaware VIPT Value                                      371           (172)            199
Fidelity VIP Contrafund Service Class                    438         (2,345)         (1,907)
Fidelity VIP Equity-Income Service Class               1,611           (831)            780
Fidelity VIP Growth Service Class                         50           (103)            (53)
Fidelity VIP Growth Opportunities Service Class          285           (301)            (16)
Fidelity VIP High Income Service Class                21,513         (1,162)         20,351
Fidelity VIP Overseas Service Class                      562           (800)           (238)
FTVIPT Franklin Small-Mid Cap Growth Securities           --            (83)            (83)
FTVIPT Templeton Foreign Securities Class 2            1,217           (859)            358
FTVIPT Templeton Growth Securities                        91            (59)             32
FTVIPT Templeton Growth Securities Class 2               172           (124)             48
Janus Aspen Series Balanced                            4,905         (1,686)          3,219
Janus Aspen Series Balanced Service Shares             1,875           (757)          1,118
Janus Aspen Series Global Technology Service Shares       --            (85)            (85)
Janus Aspen Series Mid Cap Growth Service Shares          --           (293)           (293)
Janus Aspen Series Worldwide Growth                    2,889         (1,692)          1,197
Janus Aspen Series Worldwide Growth Service Shares        37            (24)             13
Lincoln VIPT Aggressive Growth                            --             (5)             (5)
Lincoln VIPT Bond                                     34,220         (6,399)         27,821
Lincoln VIPT Capital Appreciation                        199           (574)           (375)
Lincoln VIPT Equity-Income                               140           (111)             29
Lincoln VIPT Global Asset Allocation                     344           (142)            202
Lincoln VIPT International                             3,478         (1,228)          2,250
Lincoln VIPT Money Market                              7,660         (2,140)          5,520
Lincoln VIPT Social Awareness                             83            (74)              9
MFS VIT Capital Opportunities                              6             (4)              2
MFS VIT Emerging Growth                                   --         (1,014)         (1,014)
MFS VIT Total Return                                   5,430         (2,097)          3,333
MFS VIT Utilities                                        770         (1,074)           (304)
NB AMT Mid-Cap Growth                                     --         (4,458)         (4,458)
NB AMT Partners                                          681           (430)            251
NB AMT Regency                                            14           (122)           (108)
Putnam VT Growth & Income Class IB                       240           (122)            118
Putnam VT Health Sciences Class IB                         2            (33)            (31)
Scudder VIT EAFE Equity Index                          1,902           (290)          1,612
Scudder VIT Equity 500 Index                           7,226         (3,627)          3,599
Scudder VIT Small Cap Index                              953         (1,148)           (195)

See accompanying notes.

                                               Net Change in   Net Increase
                 Dividends from Total Net      Unrealized      (Decrease) in
  Net Realized   Net Realized   Realized       Appreciation or Net Assets
  Gain (Loss) on Gain on        Gain (Loss) on Depreciation on Resulting from
  Investments    Investments    Investments    Investments     Operations
  ---------------------------------------------------------------------------
     $  (353)       $    --        $  (353)       $ 37,964        $33,342
       1,076             --          1,076          10,546         11,550
      (3,773)            --         (3,773)         22,503         18,679
         119             --            119           3,937          3,213
         794             --            794           3,829          5,552
          43             --             43             (10)            29
         588          2,085          2,673             134          2,776
        (110)             7           (103)           (521)           147
          20             --             20              76             97
         984             --            984           6,177          7,220
      16,971             --         16,971          66,456         83,098
      10,346          1,059         11,405             (85)        12,758
       2,314             --          2,314          18,883         22,136
       3,110             --          3,110           4,182          5,556
           7             18             25             (13)           (60)
      10,376            804         11,180          15,252         25,870
         409             --            409          (2,916)         3,377
       9,121         10,492         19,613          (7,085)        14,305
       5,813         37,575         43,388           8,220         49,116
       6,391             --          6,391           3,525          8,513
         866             --            866           5,893          6,670
          64             --             64             900          1,163
       6,071             40          6,111          44,126         48,330
         551          3,725          4,276            (226)         4,830
          92             --             92             592            631
         181             --            181           2,934          3,099
         275             --            275         (18,191)         2,435
         730            506          1,236          16,609         17,607
         275             --            275             579            771
       1,102             --          1,102           8,172          9,632
         367             --            367             199            598
         235             --            235             925          1,208
       1,446             --          1,446          10,141         14,806
       2,471             --          2,471           2,786          6,375
         (63)            --            (63)          1,296          1,148
       1,541             --          1,541           2,927          4,175
      (8,943)            --         (8,943)         17,100          9,354
          32             --             32              75            120
         146             --            146            (115)            26
       1,614          8,161          9,775         (22,819)        14,777
        (374)            --           (374)          3,405          2,656
         780            468          1,248          (1,089)           188
         482            445            927             180          1,309
       2,678             --          2,678          13,669         18,597
          --             --             --              --          5,520
          79             --             79             956          1,044
          62             --             62             (69)            (5)
        (977)            --           (977)         12,903         10,912
       4,866         10,646         15,512         (13,889)         4,956
       4,748             --          4,748          13,974         18,418
      11,958             --         11,958          62,564         70,064
       7,484             16          7,500           1,120          8,871
         385          1,001          1,386             522          1,800
         180             --            180             355            653
         139             --            139             482            590
       6,767             --          6,767          (9,955)        (1,576)
       4,464             --          4,464           8,406         16,469
      12,007          4,086         16,093         (11,826)         4,072

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Statements of changes in net assets

Years Ended December 31, 2004 and 2005


                                                                                       AIM V.I.                     ABVPSF Global
                                                                         AIM V.I.      International AIM V.I.       Technology
                                                                         Growth        Growth        Premier Equity Class A
                                                                         Subaccount    Subaccount    Subaccount     Subaccount
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                              $451,971       $45,671       $409,391      $107,688
Changes From Operations:
.. Net investment income (loss)                                               (3,900)          (32)        (1,328)         (831)
.. Net realized gain (loss) on investments                                    (2,370)          256         (5,339)          (14)
.. Net change in unrealized appreciation or depreciation on investments       42,354        11,443         27,310         5,690
                                                                           --------       -------       --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              36,084        11,667         20,643         4,845
Changes From Unit Transactions:
..  Contract purchases                                                        85,530        13,420         55,691            --
..  Contract withdrawals                                                     (29,931)       (4,237)       (26,372)       (1,802)
..  Contract transfers                                                        (4,382)       (1,098)       (12,721)          159
                                                                           --------       -------       --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       51,217         8,085         16,598        (1,643)
                                                                           --------       -------       --------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      87,301        19,752         37,241         3,202
                                                                           --------       -------       --------      --------
NET ASSETS AT DECEMBER 31, 2004                                             539,272        65,423        446,632       110,890
Changes From Operations:
.. Net investment income (loss)                                               (4,269)          (72)           (51)         (843)
.. Net realized gain (loss) on investments                                      (353)        1,076         (3,773)          119
.. Net change in unrealized appreciation or depreciation on investments       37,964        10,546         22,503         3,937
                                                                           --------       -------       --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              33,342        11,550         18,679         3,213
Changes From Unit Transactions:
..  Contract purchases                                                        48,310         6,958         30,265            --
..  Contract withdrawals                                                     (38,642)       (4,573)       (38,717)       (2,396)
..  Contract transfers                                                       (49,200)         (986)       (44,640)          179
                                                                           --------       -------       --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      (39,532)        1,399        (53,092)       (2,217)
                                                                           --------       -------       --------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (6,190)       12,949        (34,413)          996
                                                                           --------       -------       --------      --------
NET ASSETS AT DECEMBER 31, 2005                                            $533,082       $78,372       $412,219      $111,886
                                                                           ========       =======       ========      ========

                                                                                       Delaware VIPT Delaware VIPT
                                                                         Baron Capital Diversified   Emerging       Delaware VIPT
                                                                         Asset         Income        Markets        High Yield
                                                                         Subaccount    Subaccount    Subaccount     Subaccount
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                              $174,573       $    --       $ 19,789      $ 22,455
Changes From Operations:
.. Net investment income (loss)                                               (1,522)           --            392         1,160
.. Net realized gain (loss) on investments                                     1,611            --          1,934           297
.. Net change in unrealized appreciation or depreciation on investments       43,036            --          5,333         6,725
                                                                           --------       -------       --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              43,125            --          7,659         8,182
Changes From Unit Transactions:
..  Contract purchases                                                         6,428            --          4,027         9,064
..  Contract withdrawals                                                      (6,448)           --         (3,102)       (4,323)
..  Contract transfers                                                            --            --         27,952        56,673
                                                                           --------       -------       --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS          (20)           --         28,877        61,414
                                                                           --------       -------       --------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      43,105            --         36,536        69,596
                                                                           --------       -------       --------      --------
NET ASSETS AT DECEMBER 31, 2004                                             217,678            --         56,325        92,051
Changes From Operations:
.. Net investment income (loss)                                               (1,736)          (72)          (562)        5,884
.. Net realized gain (loss) on investments                                     3,110            25         11,180           409
.. Net change in unrealized appreciation or depreciation on investments        4,182           (13)        15,252        (2,916)
                                                                           --------       -------       --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               5,556           (60)        25,870         3,377
Changes From Unit Transactions:
..  Contract purchases                                                            --         9,421         15,273        20,906
..  Contract withdrawals                                                      (8,039)       (1,908)       (12,197)      (12,332)
..  Contract transfers                                                         4,352        30,537         98,225        35,005
                                                                           --------       -------       --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       (3,687)       38,050        101,301        43,579
                                                                           --------       -------       --------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       1,869        37,990        127,171        46,956
                                                                           --------       -------       --------      --------
NET ASSETS AT DECEMBER 31, 2005                                            $219,547       $37,990       $183,496      $139,007
                                                                           ========       =======       ========      ========

See accompanying notes.

                             ABVPSF     American                  American Funds
ABVPSF Growth ABVPSF         Small/Mid  Century VP American Funds Global Small                  American Funds American Funds
and Income    Large Cap      Cap Value  Inflation  Global Growth  Capitalization American Funds Growth-Income  International
Class A       Growth Class A Class A    Protection Class 2        Class 2        Growth Class 2 Class 2        Class 2
Subaccount    Subaccount     Subaccount Subaccount Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
-----------------------------------------------------------------------------------------------------------------------------
  $127,195       $    713     $ 16,517   $    --      $     --       $  7,566      $ 384,642       $206,887      $  62,821
       128             (6)        (168)        3            --           (127)        (2,706)           376            480
       370             (3)         746         5             2            352          2,659          4,292          1,786
    12,813             61        4,791        (3)           32          4,525         54,440         17,471         11,400
  ---------      --------     --------   -------      --------       --------      ---------       --------      ---------
     13,311            52        5,369         5            34          4,750         54,393         22,139      13,666
       195             --        7,920     1,770            --             --         58,038         73,119         14,785
   (2,824)            (47)      (2,661)     (238)         (127)        (2,125)       (38,122)       (34,923)        (5,487)
     1,045             --       18,122        --           416         19,253         82,127         22,453          9,074
  ---------      --------     --------   -------      --------       --------      ---------       --------      ---------
   (1,584)            (47)      23,381     1,532           289         17,128        102,043         60,649         18,372
  ---------      --------     --------   -------      --------       --------      ---------       --------      ---------
     11,727             5       28,750     1,537           323         21,878        156,436         82,788      32,038
  ---------      --------     --------   -------      --------       --------      ---------       --------      ---------
    138,922           718       45,267     1,537           323         29,444        541,078        289,675      94,859
        929            (4)         (31)      771             1             59           (329)         1,438      939
        794            43        2,673      (103)           20            984         16,971         11,405      2,314
      3,829           (10)         134      (521)           76          6,177         66,456            (85)     18,883
  ---------      --------     --------   -------      --------       --------      ---------       --------      ---------
      5,552            29        2,776       147            97          7,220         83,098         12,758      22,136
      1,297            --       12,559     8,213           105          2,053         70,341         41,906      18,276
     (3,842)         (747)      (5,398)   (1,832)         (244)        (3,628)      (118,156)       (38,170)     (6,660)
        187            --          902    20,124           647          4,131         72,603        (23,343)     12,013
  ---------      --------     --------   -------      --------       --------      ---------       --------      ---------
   (2,358)           (747)       8,063    26,505           508          2,556         24,788        (19,607)        23,629
  ---------      --------     --------   -------      --------       --------      ---------       --------      ---------
      3,194          (718)      10,839    26,652           605          9,776        107,886         (6,849)     45,765
  ---------      --------     --------   -------      --------       --------      ---------       --------      ---------
  $ 142,116      $     --     $ 56,106   $28,189      $    928       $ 39,220      $ 648,964       $282,826      $140,624
  =========      ========     ========   =======      ========       ========      =========       ========      =========
                                                                                                               Fidelity VIP
              Delaware VIPT             Delaware                  Fidelity VIP   Fidelity VIP   Fidelity VIP   Growth
Delaware      Small Cap      Delaware   VIPT U.S.  Delaware VIPT  Contrafund     Equity-Income  Growth Service Opportunities
VIPT REIT     Value          VIPT Trend Growth     Value          Service Class  Service Class  Class          Service Class
Subaccount    Subaccount     Subaccount Subaccount Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
-----------------------------------------------------------------------------------------------------------------------------
  $105,630       $379,315     $145,132   $36,910      $    851       $184,909      $  66,733       $ 52,832      $  29,852
     1,511         (2,430)      (1,347)     (278)            3         (1,156)           147           (364)          (125)
    11,241         12,012        1,289       309             5          9,529          9,362          4,353              1
    22,617         69,513       20,445       902           215         21,107          5,554         (1,760)         2,086
  ---------      --------     --------   -------      --------       --------      ---------       --------      ---------
    35,369         79,095       20,387       933           223         29,480         15,063          2,229          1,962
    24,154         28,192       38,040     3,953            --         55,100         27,440         18,030          6,551
  (31,752)        (16,725)     (11,121)   (2,513)          (58)       (18,742)        (9,007)        (5,289)        (2,926)
    66,689         52,616        7,988     7,330        18,837        (40,076)         6,195        (55,296)            --
  ---------      --------     --------   -------      --------       --------      ---------       --------      ---------
    59,091         64,083       34,907     8,770        18,779         (3,718)        24,628        (42,555)         3,625
  ---------      --------     --------   -------      --------       --------      ---------       --------      ---------
    94,460        143,178       55,294     9,703        19,002         25,762         39,691        (40,326)         5,587
  ---------      --------     --------   -------      --------       --------      ---------       --------      ---------
   200,090        522,493      200,426    46,613        19,853        210,671       106,4 24         12,506         35,439
     1,777         (2,492)      (1,403)      (89)          199         (1,907)           780            (53)           (16)
    19,613         43,388        6,391       866            64          6,111          4,276             92            181
   (7,085)          8,220        3,525     5,893           900         44,126           (226)           592         2,93 4
  ---------      --------     --------   -------      --------       --------      ---------       --------      ---------
    14,305         49,116        8,513     6,670         1,163         48,330          4,830            631         3,09 9
    40,381         30,529       29,256     4,680         2,801         63,119          9,243          1,431         6,5 51
  (50,072)        (25,259)     (36,792)   (3,084)      (2, 568)       (22,445)        (7,685)        (1,264)        (4,534)
    76,713         84,699      (10,497)    4,016         4,682         96,676            417             --             --
  ---------      --------     --------   -------      --------       --------      ---------       --------      ---------
    67,022         89,969      (18,033)    5,612         4,915        137,350         1, 975            167          2,017
  ---------      --------     --------   -------      --------       --------      ---------       --------      ---------
    81,327        139,085       (9,520)   12,282         6,078        185,680         6,8 05            798          5,116
  ---------      --------     --------   -------      --------       --------      ---------       --------      ---------
  $281,417       $661,578     $190,906   $58,895      $ 25,931       $396,351      $ 113,229       $ 13,304      $  40,555
  =========      ========     ========   =======      ========       ========      =========       ========      =========

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Years Ended December 31, 2004 and 2005

                                                                                                     FTVIPT Franklin
                                                                         Fidelity VIP  Fidelity VIP  Small-Mid Cap
                                                                         High Income   Overseas      Growth
                                                                         Service Class Service Class Securities
                                                                         Subaccount    Subaccount    Subaccount
---------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                              $136,286      $ 86,032        $ 5,217
Changes From Operations:
.. Net investment income (loss)                                                9,891           236            (47)
.. Net realized gain (loss) on investments                                       320           215            136
.. Net change in unrealized appreciation or depreciation on investments       1 ,414        10,460            564
                                                                           --------      --------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             11 ,625        10,911            653
Changes From Unit Transactions:
..  Contract purchases                                                        2, 010           507          1,405
..  Contract withdrawals                                                      (3,465)       (1,840)          (928)
..  Contract transfers                                                           963         2,209            550
                                                                           --------      --------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                  (492)          876          1,027
                                                                           --------      --------        -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      11,133        11,787          1,680
                                                                           --------      --------        -------
NET ASSETS AT DECEMBER 31, 2004                                             147,419        97,819          6,897
Changes From Operations:
.. Net investment income (loss)                                               20,351          (238)           (83)
.. Net realized gain (loss) on investments                                       275         1,236            275
.. Net change in unrealized appreciation or depreciation on investments      (18,191)       16,609            579
                                                                           --------      --------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               2,435        17,607            771
Changes From Unit Transactions:
..  Contract purchases                                                           819         1,842          6,868
..  Contract withdrawals                                                      (4,124)       (3,190)        (2,784)
..  Contract transfers                                                           317         3,460          1,826
                                                                           --------      --------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                (2,988)        2,112          5,910
                                                                           --------      --------        -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (553)       19,719          6,681
                                                                           --------      --------        -------
NET ASSETS AT DECEMBER 31, 2005                                            $146,866      $117,538        $13,578
                                                                           ========      ========        =======

                                                                                       Lincoln VIPT
                                                                         Lincoln       Capital       Lincoln VIPT
                                                                         VIPT Bond     Appreciation  Equity-Income
                                                                         Subaccount    Subaccount    Subaccount
---------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                              $622,167      $ 55,726        $16,763
Changes From Operations:
.. Net investment income (loss)                                               24,626          (469)            66
.. Net realized gain (loss) on investments                                    20,893          (765)            51
.. Net change in unrealized appreciation or depreciation on investments      (13,537)        4,581          1,503
                                                                           --------      --------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              31,982         3,347          1,620
Changes From Unit Transactions:
..  Contract purchases                                                       126,824        13,079          2,580
..  Contract withdrawals                                                     (71,894)       (4,867)          (948)
..  Contract transfers                                                       100,786            28           (171)
                                                                           --------      --------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                               155,716         8,240          1,461
                                                                           --------      --------        -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     187,698        11,587          3,081
                                                                           --------      --------        -------
NET ASSETS AT DECEMBER 31, 2004                                             809,865        67,313         19,844
Changes From Operations:
.. Net investment income (loss)                                               27,821          (375)            29
.. Net realized gain (loss) on investments                                     9,775          (374)         1,248
.. Net change in unrealized appreciation or depreciation on investments      (22,819)        3,405         (1,089)
                                                                           --------      --------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              14,777         2,656            188
Changes From Unit Transactions:
..  Contract purchases                                                       119,014        13,079          1,995
..  Contract withdrawals                                                     (77,413)       (5,054)        (9,584)
..  Contract transfers                                                       (34,353)        2,464             23
                                                                           --------      --------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                 7,248        10,489         (7,566)
                                                                           --------      --------        -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      22,025        13,145         (7,378)
                                                                           --------      --------        -------
NET ASSETS AT DECEMBER 31, 2005                                            $831,890      $ 80,458        $12,466
                                                                           ========      ========        =======

                                                                         FTVIPT Templeton
                                                                         Foreign
                                                                         Securities
                                                                         Class 2
                                                                         Subaccount
-----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                                $ 70,640
Changes From Operations:
.. Net investment income (loss)                                                    169
.. Net realized gain (loss) on investments                                         (44)
.. Net change in unrealized appreciation or depreciation on investments         14,586
                                                                             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                14,711
Changes From Unit Transactions:
..  Contract purchases                                                           6,388
..  Contract withdrawals                                                        (2,869)
..  Contract transfers                                                          15,207
                                                                             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                  18,726
                                                                             --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        33,437
                                                                             --------
NET ASSETS AT DECEMBER 31, 2004                                               104,077
Changes From Operations:
.. Net investment income (loss)                                                    358
.. Net realized gain (loss) on investments                                       1,102
.. Net change in unrealized appreciation or depreciation on investments          8,172
                                                                             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 9,632
Changes From Unit Transactions:
..  Contract purchases                                                             951
..  Contract withdrawals                                                        (9,928)
..  Contract transfers                                                           9,102
                                                                             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                     125
                                                                             --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         9,757
                                                                             --------
NET ASSETS AT DECEMBER 31, 2005                                              $113,834
                                                                             ========

                                                                         Lincoln VIPT
                                                                         Global Asset
                                                                         Allocation
                                                                         Subaccount
-----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                                $ 10,159
Changes From Operations:
.. Net investment income (loss)                                                     91
.. Net realized gain (loss) on investments                                          45
.. Net change in unrealized appreciation or depreciation on investments          1,098
                                                                             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 1,234
Changes From Unit Transactions:
..  Contract purchases                                                              --
..  Contract withdrawals                                                          (610)
..  Contract transfers                                                             106
                                                                             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                    (504)
                                                                             --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           730
                                                                             --------
NET ASSETS AT DECEMBER 31, 2004                                                10,889
Changes From Operations:
.. Net investment income (loss)                                                    202
.. Net realized gain (loss) on investments                                         927
.. Net change in unrealized appreciation or depreciation on investments            180
                                                                             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 1,309
Changes From Unit Transactions:
..  Contract purchases                                                           1,951
..  Contract withdrawals                                                          (991)
..  Contract transfers                                                          18,944
                                                                             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                  19,904
                                                                             --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        21,213
                                                                             --------
NET ASSETS AT DECEMBER 31, 2005                                              $ 32,102
                                                                             ========

FTVIPT        FTVIPT                                              Janus Aspen    Janus Aspen    Janus Aspen Janus Aspen
Templeton     Templeton                           Janus Aspen     Series Global  Series Mid     Series      Series Worldwide
Growth        Growth             Janus Aspen      Series Balanced Technology     Cap Growth     Worldwide   Growth
Securities    Securities Class 2 Series Balanced  Service Shares  Service Shares Service Shares Growth      Service Shares
Subaccount    Subaccount         Subaccount       Subaccount      Subaccount     Subaccount     Subaccount  Subaccount
-----------------------------------------------------------------------------------------------------------------------------
 $   5,661        $   9,500          $173,884        $ 75,690        $  9,421       $ 52,816     $213,543       $  2,281
        26               47             3,129           1,268             (71)          (370)         558              5
       141              106               (40)            335            (233)         3,098       (8,904)            74
       752            1,712            12,512           4,787             303            282       15,594             55
  ---------       ---------          --------        --------        --------       --------     --------       --------
       919            1,865            15,601           6,390              (1)         3,010        7,248            134
      1,517           4,532            33,000          11,186           2,504         25,198       51,077          1,830
       (825)         (1,735)          (11,501)         (5,894)         (1,048)       (11,052)     (16,789)          (489)
        (50)          1,500            10,011           5,943            (720)       (36,814)     (21,296)          (832)
  ---------       ---------          --------        --------        --------       --------     --------       --------

       642            4,297            31,510          11,235             736        (22,668)      12,992            509
  ---------       ---------          --------        --------        --------       --------     --------       --------
     1,561            6,162            47,111          17,625             735        (19,658)      20,240            643
  ---------       ---------          --------        --------        --------       --------     --------       --------
     7,222           15,662           220,995          93,315          10,156         33,158      233,783          2,924
        32               48             3,219           1,118             (85)          (293)       1,197             13
       367              235             1,446           2,471             (63)         1,541       (8,943)            32
       199              925            10,141           2,786           1,296          2,927       17,100             75
  ---------       ---------          --------        --------        --------       --------     --------       --------
       598            1,208            14,806           6,375           1,148          4,175        9,354            120
     1,710            1,194            30,367           9,614             883         15,556       30,030            831
   (1,897)           (1,590)          (39,306)         (6,282)           (912)       (10,508)     (35,045)          (951)
       121              (23)            6,026         (12,026)            271            286      (32,987)            --
  ---------       ---------          --------        --------        --------       --------     --------       --------

      (66)             (419)           (2,913)         (8,694)            242          5,334      (38,002)          (120)
  ---------       ---------          --------        --------        --------       --------     --------       --------
       532              789            11,893          (2,319)          1,390          9,509      (28,648)            --
  ---------       ---------          --------        --------        --------       --------     --------       --------
 $   7,754        $  16,451          $232,888        $ 90,996        $ 11,546       $ 42,667     $205,135       $  2,924
  =========       =========          ========        ========        ========       ========     ========       ========

                                                  MFS VIT         MFS VIT                                   NB AMT
Lincoln VIPT  Lincoln VIPT       Lincoln VIPT     Capital         Emerging       MFS VIT        MFS VIT     Mid-Cap
International Money Market       Social Awareness Opportunities   Growth         Total Return   Utilities   Growth
Subaccount    Subaccount         Subaccount       Subaccount      Subaccount     Subaccount     Subaccount  Subaccount
-----------------------------------------------------------------------------------------------------------------------------
 $  29,617        $ 477,930          $  6,188        $    750        $ 90,671       $202,996     $ 80,655       $413,366
       495             (121)               15              (4)           (807)         1,777          571         (3,630)
     1,074               --                25              --          (1,588)         1,976        1,131            819
    13,964               --               791              85          15,764         18,074       23,867         76,662
  ---------       ---------          --------        --------        --------       --------     --------       --------
    15,533             (121)              831              81          13,369         21,827       25,569         73,851
    14,667          481,059             1,389              --          28,876         35,845       17,636         44,760
   (5,912)          (72,923)             (495)            (50)         (7,638)       (23,984)      (6,727)       (20,782)
    75,942         (519,451)              209              --            (451)        20,918       (2,339)        34,117
  ---------       ---------          --------        --------        --------       --------     --------       --------

    84,697         (111,315)            1,103             (50)         20,787         32,779        8,570         58,095
  ---------       ---------          --------        --------        --------       --------     --------       --------
   100,230         (111,436)            1,934              31          34,156         54,606       34,139        131,946
  ---------       ---------          --------        --------        --------       --------     --------       --------
   129,847          366,494             8,122             781         124,827        257,602      114,794        545,312
     2,250            5,520                 9               2          (1,014)         3,333         (304)        (4,458)
     2,678               --                79              62            (977)        15,512        4,748         11,958
    13,669               --               956             (69)         12,903        (13,889)      13,974         62,564
  ---------       ---------          --------        --------        --------       --------     --------       --------
    18,597            5,520             1,044              (5)         10,912          4,956       18,418         70,064
    20,170          378,596             1,390               1          18,067         34,022       23,712         35,928
  (11,307)          (54,361)             (573)           (777)         (6,845)       (30,786)     (12,125)       (38,551)
    67,757         (377,798)              231              --            (603)        (5,394)      23,926        (10,003)
  ---------       ---------          --------        --------        --------       --------     --------       --------

    76,620          (53,563)            1,048            (776)         10,619         (2,158)      35,513        (12,626)
  ---------       ---------          --------        --------        --------       --------     --------       --------
    95,217          (48,043)            2,092            (781)         21,531          2,798       53,931         57,438
  ---------       ---------          --------        --------        --------       --------     --------       --------
 $ 225,064        $ 318,451          $ 10,214        $     --        $146,358       $260,400     $168,725       $602,750
  =========       =========          ========        ========        ========       ========     ========       ========

Lincoln VIPT
Aggressive
Growth
Subaccount
------------
  $    797
        (7)
        60
        82
  --------
       135
     1,001
      (276)
      (817)
  --------

       (92)
  --------
        43
  --------
       840
        (5)
       146
      (115)
  --------
        26
        --
      (866)
        --
  --------

      (866)
  --------
      (840)
  --------
  $     --
  ========


NB AMT
Partners
Subaccount
------------
  $ 59,290
      (493)
       350
    11,122
  --------
    10,979
     4,047
    (3,816)
       774
  --------

     1,005
  --------
    11,984
  --------
    71,274
       251
     7,500
     1,120
  --------
     8,871
     8,587
   (43,411)
    57,055
  --------

    22,231
  --------
    31,102
  --------
  $102,376
  ========

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Years Ended December 31, 2004 and 2005

                                                                                    Putnam     Putnam VT
                                                                                    VT Growth  Health      Scudder VIT
                                                                         NB AMT     & Income   Sciences    EAFE
                                                                         Regency    Class IB   Class IB    Equity Index
                                                                         Subaccount Subaccount Subaccount  Subaccount
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                             $ 1,021    $14,460    $  2,681     $ 37,661
Changes From Operations:
.. Net investment income (loss)                                                (34)       137         (17)         655
.. Net realized gain (loss) on investments                                     263        147          (4)         290
.. Net change in unrealized appreciation or depreciation on investments        719      1,198         220        9,502
                                                                          -------    -------    --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               948      1,482         199       10,447
Changes From Unit Transactions:
..  Contract purchases                                                       4,204      2,000         500       13,071
..  Contract withdrawals                                                    (1,272)      (736)       (349)      (3,425)
..  Contract transfers                                                       4,538     (1,588)        130       12,874
                                                                          -------    -------    --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      7,470       (324)        281       22,520
                                                                          -------    -------    --------     --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     8,418      1,158         480       32,967
                                                                          -------    -------    --------     --------
NET ASSETS AT DECEMBER 31, 2004                                             9,439     15,618       3,161       70,628
Changes From Operations:
.. Net investment income (loss)                                               (108)       118         (31)       1,612
.. Net realized gain (loss) on investments                                   1,386        180         139        6,767
.. Net change in unrealized appreciation or depreciation on investments        522        355         482       (9,955)
                                                                          -------    -------    --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             1,800        653         590       (1,576)
Changes From Unit Transactions:
..  Contract purchases                                                       6,135          2         300        5,762
..  Contract withdrawals                                                    (2,845)    (1,128)     (1,157)      (4,778)
..  Contract transfers                                                       5,401         --       6,729      (70,036)
                                                                          -------    -------    --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      8,691     (1,126)      5,872      (69,052)
                                                                          -------    -------    --------     --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    10,491       (473)      6,462      (70,628)
                                                                          -------    -------    --------     --------
NET ASSETS AT DECEMBER 31, 2005                                           $19,930    $15,145    $  9,623     $     --
                                                                          =======    =======    ========     ========

                                                                                               Scudder VIT Scudder VIT
                                                                                               Equity 500  Small Cap
                                                                                               Index       Index
                                                                                               Subaccount  Subaccount
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                                                   $331,920     $ 98,946
Changes From Operations:
.. Net investment income (loss)                                                                     1,033         (436)
.. Net realized gain (loss) on investments                                                           (585)       2,756
.. Net change in unrealized appreciation or depreciation on investments                            37,696       17,935
                                                                                                --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   38,144       20,255
Changes From Unit Transactions:
..  Contract purchases                                                                            107,308       49,823
..  Contract withdrawals                                                                          (36,672)     (16,551)
..  Contract transfers                                                                             16,890       (2,523)
                                                                                                --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS                            87,526       30,749
                                                                                                --------     --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                          125,670       51,004
                                                                                                --------     --------
NET ASSETS AT DECEMBER 31, 2004                                                                  457,590      149,950
Changes From Operations:
.. Net investment income (loss)                                                                     3,599         (195)
.. Net realized gain (loss) on investments                                                          4,464       16,093
.. Net change in unrealized appreciation or depreciation on investments                             8,406      (11,826)
                                                                                                --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   16,469        4,072
Changes From Unit Transactions:
..  Contract purchases                                                                             50,897       30,392
..  Contract withdrawals                                                                          (40,383)     (20,413)
..  Contract transfers                                                                            (39,713)     (42,442)
                                                                                                --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS                           (29,199)     (32,463)
                                                                                                --------     --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                          (12,730)     (28,391)
                                                                                                --------     --------
NET ASSETS AT DECEMBER 31, 2005                                                                 $444,860     $121,559
                                                                                                ========     ========

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Notes to financial statements

December 31, 2005

1. Accounting Policies and Variable Account Information
The Variable Account: LLANY Separate Account R for Flexible Premium Variable Life Insurance (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (LNY) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on October 1, 1999, are part of the operations of LNY. The Variable Account consists of four products which are listed below.

                      SVUL and SVUL Elite         SVUL III
                      SVUL II                     SVUL IV

The assets of the Variable Account are owned by LNY. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of LNY.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of seventy-two mutual funds (the Funds) of fifteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (AIM V.I.):
  AIM V.I. Growth Fund (Series I)
  AIM V.I. International Growth Fund (Series I)
  AIM V.I. Premier Equity Fund (Series I)

AllianceBernstein Variable Products Series Fund, Inc. (ABVPSF):
  ABVPSF Global Technology Portfolio (Class A)
  ABVPSF Growth and Income Portfolio (Class A)
  ABVPSF Large Cap Growth Portfolio (Class A)**
  ABVPSF Small/Mid Cap Value Portfolio (Class A)

American Century Variable Portfolios, Inc. (American Century VP):
  American Century VP Inflation Protection (Class 1)

American Funds Insurance Series (American Funds):
  American Funds Global Growth Fund (Class 2)
  American Funds Global Small Capitalization Fund (Class 2)
  American Funds Growth Fund (Class 2)
  American Funds Growth-Income Fund (Class 2)
  American Funds International Fund (Class 2)

Baron Capital Funds Trust (Baron Capital):
  Baron Capital Asset Insurance Shares Fund

Delaware VIP Trust (Delaware VIPT)*:
  Delaware VIPT Capital Reserves Series (Standard Class)**
  Delaware VIPT Diversified Income Series (Standard Class)
  Delaware VIPT Emerging Markets Series (Standard Class)
  Delaware VIPT High Yield Series (Standard Class)
  Delaware VIPT REIT Series (Standard Class)
  Delaware VIPT Small Cap Value Series (Standard Class)
  Delaware VIPT Trend Series (Standard Class)
  Delaware VIPT U.S. Growth Series (Standard Class)
  Delaware VIPT Value Series (Standard Class)

Fidelity Variable Insurance Products Fund (Fidelity VIP):
  Fidelity VIP Contrafund Portfolio (Service Class)
  Fidelity VIP Equity-Income Portfolio (Service Class)
  Fidelity VIP Growth Portfolio (Service Class)
  Fidelity VIP Growth Opportunities Portfolio (Service Class)
  Fidelity VIP High Income Portfolio (Service Class)
  Fidelity VIP Mid Cap Portfolio (Service Class)**
  Fidelity VIP Overseas Portfolio (Service Class)

Franklin Templeton Variable Insurance Products Trust (FTVIPT):
  FTVIPT Franklin Small-Mid Cap Growth Securities Fund (Class 1)
  FTVIPT Templeton Foreign Securities Fund (Class 2)
  FTVIPT Templeton Global Income Securities Fund (Class 1)**
  FTVIPT Templeton Growth Securities Fund (Class 1)
  FTVIPT Templeton Growth Securities Fund (Class 2)

Janus Aspen Series:
  Janus Aspen Series Balanced Portfolio
  Janus Aspen Series Balanced Service Shares Portfolio
  Janus Aspen Series Global Technology Service Shares Portfolio
  Janus Aspen Series Mid Cap Growth Service Shares Portfolio
  Janus Aspen Series Worldwide Growth Portfolio
  Janus Aspen Series Worldwide Growth Service Shares Portfolio

Lincoln Variable Insurance Products Trust (Lincoln VIPT)*:
  Lincoln VIPT Aggressive Growth Fund**
  Lincoln VIPT Aggressive Profile Fund**
  Lincoln VIPT Bond Fund
  Lincoln VIPT Capital Appreciation Fund
  Lincoln VIPT Conservative Profile Fund**
  Lincoln VIPT Core Fund**
  Lincoln VIPT Equity-Income Fund
  Lincoln VIPT Global Asset Allocation Fund
  Lincoln VIPT Growth Fund**
  Lincoln VIPT Growth and Income Fund**
  Lincoln VIPT Growth Opportunities Fund**
  Lincoln VIPT International Fund

LLANY Separate Account R for Flexible Premium Variable Life Insurance

  Lincoln VIPT Moderate Profile Fund**
  Lincoln VIPT Moderately Aggressive Profile Fund**
  Lincoln VIPT Money Market Fund
  Lincoln VIPT Social Awareness Fund

M Fund, Inc. (M Fund):
  M Fund Brandes International Equity Fund**
  M Fund Business Opportunity Value Fund**
  M Fund Frontier Capital Appreciation Fund**
  M Fund Turner Core Growth Fund **

MFS Variable Insurance Trust (MFS VIT):
  MFS VIT Capital Opportunities Series (Initial Class)**
  MFS VIT Emerging Growth Series (Initial Class)
  MFS VIT Total Return Series (Initial Class)
  MFS VIT Utilities Series (Initial Class)

Neuberger Berman Advisers Management Trust (NB AMT):
  NB AMT Mid-Cap Growth Portfolio (I Class)
  NB AMT Partners Portfolio (I Class)
  NB AMT Regency Portfolio (I Class)

Putnam Variable Trust (Putnam VT):
  Putnam VT Growth & Income Fund (Class IB)
  Putnam VT Health Sciences Fund (Class IB)

Scudder Investments VIT Funds (Scudder VIT):
  Scudder VIT Equity 500 Index Fund
  Scudder VIT Small Cap Index Fund
*  Denotes an affiliate of LNY.
** Available fund with no money invested at December 31, 2005.

Investments in the Funds are stated at the closing net asset value per share on December 31, 2005, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of LNY, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

New Investment Funds and Fund Name Changes: During 2004, the Delaware VIPT Large Cap Value Series changed its name to the Delaware VIPT Value Series.

In 2004, the American Century VP Inflation Protection Fund, the American Funds Global Growth Class 2 Fund and the Delaware VIPT Diversified Income Series became available as investment options to Variable Account contract owners. Accordingly, for the subaccounts listed above with money invested in 2004, the 2004 statements of changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from the commencement of operations to December 31, 2004.

During 2005, the Delaware VIPT Capital Reserves Series, the Fidelity VIP Mid Cap Service Class Portfolio, the FTVIPT Templeton Global Income Securities Fund, the Lincoln VIPT Aggressive Profile Fund, the Lincoln VIPT Conservative Profile Fund, the Lincoln VIPT Core Fund, the Lincoln VIPT Growth Fund, the Lincoln VIPT Growth and Income Fund, the Lincoln VIPT Growth Opportunities Fund, the Lincoln VIPT Moderate Profile Fund and the Lincoln VIPT Moderately Aggressive Profile Fund became available as investment options for Variable Account Contract owners. Accordingly, for the subaccounts listed above with money invested in 2005, the 2005 statement of operations and statements of changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from the commencement of operations to December 31, 2005.

Also during 2005, the ABVPSF Technology Fund changed its name to the ABVPSF Global Technology Fund, the ABVPSF Premier Growth Fund changed its name to the ABVPSF Large Cap Growth Fund, the ABVPSF Small Cap Value Fund changed its name to the ABVPSF Small/Mid Cap Value Fund and the FTVIPT Franklin Small Cap Fund changed its name to the FTVIPT Franklin Small-Mid Cap Growth Securities Fund.

Fund Closing: During 2005, the Scudder VIT EAFE Equity Index Fund ceased to be available as an investment option to Variable Account Contract owners.

LLANY Separate Account R for Flexible Premium Variable Life Insurance

2. Mortality and Expense Guarantees and Other Transactions with Affiliates Amounts are paid to LNY for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The current rate of deduction, stated as an annual percentage, is .80% for all products except SVUL IV which is .60%. For the SVUL IV product the annual percentage changes to .20% for policy years 20 and beyond. The mortality and expense risk charges for each of the variable subaccounts are reported in the statement of operations.

Prior to the allocation of premiums to the Variable Account, LNY deducts a premium load of 8% during the first year, 5% thereafter (4% thereafter for SVUL
IV), of each premium payment to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by LNY. The premium loads for the years ended December 31, 2005 and 2004 amounted to $99,520 and $125,923, respectively.

LNY charges a monthly administrative fee of $10 in all policy years. In addition, there is a monthly charge of $0.06-$0.15 per $1,000 of specified amount for the first twenty years of the policy and for the first twenty years following an increase in specified amount. If the no-lapse provision is in effect there will also be a monthly charge of $0.01 per $1,000 of specified amount. These administrative fees are for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. Administrative fees for the years ended December 31, 2005 and 2004 amounted to $312,519 and $318,893, respectively.

LNY assumes responsibility for providing the insurance benefit included in the policy. LNY charges a monthly deduction of the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable subaccount and/or fixed account funding option. The fixed account is part of the general account of LNY and is not included in these financial statements. The cost of insurance charges for the years ended December 31, 2005 and 2004 amounted to $122,011 and $91,901, respectively.

Under certain circumstances, LNY reserves the right to charge a transfer fee of $25 for each transfer after the twelfth transfer per year between variable subaccounts. For the years ended December 31, 2005 and 2004, no transfer fees were deducted from the variable subaccounts.

LNY, upon full surrender of a policy, may assess a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the face amount of the policy and the issue age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on partial surrenders, a 2% charge on the amount withdrawn is imposed, the charge is not to exceed $25 per partial surrender. For the years ended December 31, 2005 and 2004, $46,104 and $76,729 of full surrender charges and partial surrender administrative charges were deducted from the variable subaccounts.

LLANY Separate Account R for Flexible Premium Variable Life Insurance

3. Financial Highlights


A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for each year or period in the five years ended December 31, 2005 follows.

                             Minimum Maximum Minimum  Maximum                           Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                    Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets Return(4) Return(4) Ratio(5)
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth
           2005               0.80%   0.80%   $ 6.68   $12.13    79,754       $533,082     6.62%     6.74%     0.00%
           2004               0.80%   0.80%     6.26    11.36    86,048        539,272     7.36%     7.36%     0.00%
           2003               0.80%   0.80%     5.83    10.58    77,441        451,971    30.19%    30.19%     0.00%
           2002               0.80%   0.80%     4.48     4.48    67,587        302,895   (31.52)%  (31.52)%    0.00%
           2001               0.80%   0.80%     6.54     6.54    45,078        294,926   (34.41)%  (34.41)%    0.31%
AIM V.I. International Growth
           2005               0.80%   0.80%    11.95    15.11     6,534         78,372    16.99%    17.17%     0.70%
           2004               0.80%   0.80%    10.21    12.89     6,385         65,423    23.02%    23.02%     0.74%
           2003               0.80%   0.80%     8.30    10.48     5,486         45,671    28.03%    28.03%     0.51%
           2002               0.80%   0.80%     6.49     6.49     7,554         49,033   (16.35)%  (16.35)%    0.64%
           2001               0.80%   0.80%     7.75     7.75     6,023         46,696   (24.14)%  (24.14)%    0.63%
AIM V.I. Premier Equity
           2005               0.80%   0.80%     8.39     8.39    49,154        412,219     4.81%     4.81%     0.79%
           2004               0.80%   0.80%     8.00     8.00    55,821        446,632     4.93%     4.93%     0.48%
           2003               0.80%   0.80%     7.63     7.63    53,687        409,391    24.08%    24.08%     0.31%
           2002               0.80%   0.80%     6.15     6.15    51,534        316,689   (30.82)%  (30.82)%    0.36%
           2001               0.80%   0.80%     8.88     8.88    41,609        369,587   (13.26)%  (13.26)%    0.22%
ABVPSF Global Technology Class A
           2005               0.80%   0.80%    11.43    15.26     9,780        111,886     3.04%     3.04%     0.00%
           2004               0.80%   0.80%     9.99    11.10     9,997        110,890     4.62%     4.62%     0.00%
           2003               0.80%   0.80%     9.55     9.55    10,159        107,688    42.93%    42.93%     0.00%
           2002               0.80%   0.80%     6.68     6.68        84            561   (42.17)%  (42.17)%    0.00%
           2001  10/29/2001   0.80%   0.80%    11.56    11.56        91          1,046    15.56%    15.56%     0.00%
ABVPSF Growth and Income Class A
           2005               0.80%   0.80%    12.21    15.52    11,223        142,116     4.03%     4.03%     1.47%
           2004               0.80%   0.80%    11.73    12.20    11,427        138,922    10.57%    10.57%     0.90%
           2003               0.80%   0.80%    10.61    10.61    11,581        127,195    31.45%    31.45%     0.41%
           2002               0.80%   0.80%     8.07     8.07        84            678   (22.67)%  (22.67)%    0.63%
           2001  10/29/2001   0.80%   0.80%    10.44    10.44        91            946     4.39%     4.39%     0.00%
ABVPSF Large Cap Growth Class A
           2004               0.80%   0.80%     9.88     9.88        73            718     7.75%     7.75%     0.00%
           2003               0.80%   0.80%     9.17     9.17        78            713    22.68%    22.68%     0.00%
           2002               0.80%   0.80%     7.48     7.48        84            628   (31.20)%  (31.20)%    0.00%
           2001  10/29/2001   0.80%   0.80%    10.87    10.87        91            985     8.68%     8.68%     0.00%
ABVPSF Small/Mid Cap Value Class A
           2005               0.60%   0.80%    14.99    18.33     3,753         56,106     6.06%     6.09%     0.73%
           2004               0.80%   0.80%    14.13    17.53     3,182         45,267    18.29%    18.35%     0.12%
           2003               0.80%   0.80%    11.94    14.82     1,364         16,517    40.15%    40.18%     0.54%
           2002               0.80%   0.80%    10.57    10.57       915          7,969    (6.91)%   (6.91)%    0.18%
           2001  10/29/2001   0.80%   0.80%    11.36    11.36        91          1,029    13.59%    13.59%     0.00%
American Century VP Inflation Protection
           2005               0.60%   0.60%    10.51    10.51     2,683         28,189     1.20%     1.20%     5.12%
           2004  12/13/2004   0.60%   0.60%    10.38    10.38       148          1,537     0.35%     0.35%     0.26%
American Funds Global Growth Class 2
           2005               0.60%   0.80%    13.09    13.09        71            928    13.17%    13.17%     0.90%
           2004   6/15/2004   0.80%   0.80%    11.56    11.56        28            323    11.03%    11.03%     0.57%
American Funds Global Small Capitalization Class 2
           2005               0.60%   0.80%    12.21    23.29     2,400         39,220    24.33%    24.35%     0.97%
           2004               0.80%   0.80%     9.82     9.82     2,267         29,444    19.92%    19.92%     0.00%
           2003               0.80%   0.80%     8.19     8.19       924          7,566    52.32%    52.32%     0.65%
           2002               0.80%   0.80%     5.37     5.37       893          4,798   (19.70)%  (19.70)%    0.81%
           2001               0.80%   0.80%     6.69     6.69       301          2,016   (13.55)%  (13.55)%    0.22%

LLANY Separate Account R for Flexible Premium Variable Life Insurance


                             Minimum Maximum Minimum  Maximum                           Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                    Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets Return(4) Return(4) Ratio(5)
----------------------------------------------------------------------------------------------------------------------
American Funds Growth Class 2
           2005               0.60%   0.80%   $ 9.76   $17.92    55,728       $648,964    15.27%    15.50%     0.73%
           2004               0.60%   0.80%     8.47    15.55    57,540        541,078    11.60%    11.60%     0.19%
           2003               0.80%   0.80%     7.59    11.42    49,194        384,642    35.72%    35.72%     0.11%
           2002               0.80%   0.80%     5.59     5.59    47,057        263,940   (25.06)%  (25.06)%    0.03%
           2001               0.80%   0.80%     7.46     7.46    29,247        218,174   (18.81)%  (18.81)%    0.47%
American Funds Growth-Income Class 2
           2005               0.60%   0.80%    11.52    15.51    21,808        282,826     4.99%     5.21%     1.31%
           2004               0.60%   0.80%    12.08    12.35    23,492        289,675     9.50%     9.50%     0.96%
           2003               0.80%   0.80%    11.03    11.28    18,520        206,887    31.37%    31.37%     1.12%
           2002               0.80%   0.80%     8.59     8.59    22,867        195,208   (18.99)%  (18.99)%    1.31%
           2001               0.80%   0.80%    10.60    10.60     9,903        104,999     1.74%     1.74%     2.37%
American Funds International Class 2
           2005               0.60%   0.80%    14.09    19.96     8,141        140,624    20.54%    20.78%     1.65%
           2004               0.60%   0.80%    13.13    16.56     6,645         94,859    18.37%    18.37%     1.44%
           2003               0.80%   0.80%    11.77    11.77     5,384         62,821    33.78%    33.78%     2.33%
           2002               0.80%   0.80%     8.80     8.80        84            738   (15.51)%  (15.51)%    1.30%
           2001  10/29/2001   0.80%   0.80%    10.41    10.41        91            943     4.13%     4.13%     0.00%
Baron Capital Asset
           2005               0.80%   0.80%    19.01    19.01    11,547        219,547     2.54%     2.54%     0.00%
           2004               0.80%   0.80%    18.54    18.54    11,740        217,678    24.64%    24.64%     0.00%
           2003               0.80%   0.80%    14.88    14.88    11,735        174,573    28.98%    28.98%     0.00%
           2002               0.80%   0.80%    11.53    11.53    12,352        142,467   (14.88)%  (14.88)%    0.00%
           2001               0.80%   0.80%    13.55    13.55    12,954        175,533    11.45%    11.45%     0.00%
Delaware VIPT Devon
           2002               0.00%   0.00%       --       --        --             --     0.00%     0.00%     1.34%
           2001               0.80%   0.80%     8.36     8.36        24            200    (9.94)%   (9.94)%    0.91%
Delaware VIPT Diversified Income
           2005   2/14/2005   0.60%   0.80%    10.66    10.87     3,515         37,990    (1.17)%   (0.55)%    0.21%
Delaware VIPT Emerging Markets
           2005               0.60%   0.80%    16.21    28.99     7,911        183,496    26.47%    26.72%     0.23%
           2004               0.60%   0.80%    22.92    22.92     3,300         56,325    32.41%    32.41%     2.49%
           2003               0.80%   0.80%    17.31    17.31     1,143         19,789    69.20%    69.20%     2.26%
           2002               0.80%   0.80%    10.23    10.23     1,013         10,361     4.34%     4.34%     3.69%
           2001               0.80%   0.80%     9.81     9.81       663          6,504     4.44%     4.44%     0.29%
Delaware VIPT High Yield
           2005               0.60%   0.80%    11.25    14.93    10,117        139,007     2.76%     2.96%     6.09%
           2004               0.60%   0.80%    11.77    11.77     6,836         92,051    13.33%    13.33%     3.07%
           2003               0.80%   0.80%    10.38    10.38     2,162         22,455    27.72%    27.72%     6.30%
           2002               0.80%   0.80%     8.13     8.13     3,607         29,324     1.03%     1.03%     9.74%
           2001               0.80%   0.80%     8.05     8.05     2,971         23,906    (4.87)%   (4.87)%    2.38%
Delaware VIPT REIT
           2005               0.60%   0.80%    13.08    27.93    13,379        281,417     6.32%     6.52%     1.62%
           2004               0.60%   0.80%    16.19    26.27     9,628        200,090    30.33%    30.33%     2.05%
           2003               0.80%   0.80%    12.42    20.16     5,736        105,630    32.96%    32.96%     2.49%
           2002               0.80%   0.80%    15.16    15.16     4,950         72,486     3.69%     3.69%     2.05%
           2001               0.80%   0.80%    14.62    14.62     2,785         40,726     7.92%     7.92%     1.47%
Delaware VIPT Small Cap Value
           2005               0.60%   0.80%    15.72    23.78    33,482        661,578     8.55%     8.55%     0.35%
           2004               0.80%   0.80%    14.48    21.91    29,054        522,493    20.51%    20.51%     0.20%
           2003               0.80%   0.80%    12.02    18.18    25,414        379,315    40.85%    40.85%     0.33%
           2002               0.80%   0.80%    12.91    12.91    13,144        165,433    (6.35)%   (6.35)%    0.56%
           2001               0.80%   0.80%    13.78    13.78    12,031        165,843    10.95%    10.95%     0.49%
Delaware VIPT Trend
           2005               0.60%   0.80%    12.04    16.58    14,091        190,906     5.01%     5.22%     0.00%
           2004               0.60%   0.80%    12.72    15.79    15,532        200,426    11.71%    11.71%     0.00%
           2003               0.80%   0.80%    11.39    11.39    12,666        145,132    34.03%    34.03%     0.00%
           2002               0.80%   0.80%     8.50     8.50     9,714         82,555   (20.58)%  (20.58)%    0.00%
           2001               0.80%   0.80%    10.70    10.70     8,303         88,842   (16.01)%  (16.01)%    0.00%

LLANY Separate Account R for Flexible Premium Variable Life Insurance


                             Minimum Maximum Minimum  Maximum                           Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                    Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets Return(4) Return(4) Ratio(5)
----------------------------------------------------------------------------------------------------------------------
Delaware VIPT U.S. Growth
           2005               0.60%   0.80%   $11.14   $14.46     4,988       $ 58,895    13.73%    13.96%     0.62%
           2004               0.60%   0.80%     9.50     9.80     4,603         46,613     2.48%     2.50%     0.12%
           2003               0.80%   0.80%     9.26     9.26     3,862         36,910    22.77%    22.77%     0.09%
           2002               0.80%   0.80%     7.55     7.55        84            634   (29.80)%  (29.80)%    0.38%
           2001  10/29/2001   0.80%   0.80%    10.75    10.75        91            974     7.51%     7.51%     0.00%
Delaware VIPT Value
           2005               0.60%   0.80%    15.84    15.84     1,794         25,931     5.18%     5.18%     1.68%
           2004               0.80%   0.80%    12.49    12.49     1,331         19,853    14.02%    14.02%     1.06%
           2003               0.80%   0.80%    10.96    10.96        78            851    27.27%    27.27%     1.96%
           2002               0.80%   0.80%     8.61     8.61        84            723   (19.32)%  (19.32)%    1.65%
           2001  10/29/2001   0.80%   0.80%    10.67    10.67        91            967     6.72%     6.72%     0.00%
Fidelity VIP Contrafund Service Class
           2005               0.60%   0.80%    14.72    17.63    26,450        396,351    15.92%    15.92%     0.15%
           2004               0.80%   0.80%    12.70    15.21    16,148        210,671    14.42%    14.42%     0.24%
           2003               0.80%   0.80%    11.10    11.23    15,942        184,909    27.33%    27.33%     0.29%
           2002               0.80%   0.80%     8.72     8.72    10,648         92,929   (10.15)%  (10.15)%    0.54%
           2001               0.80%   0.80%     9.70     9.70     6,618         64,195   (13.06)%  (13.06)%    0.43%
Fidelity VIP Equity-Income Service Class
           2005               0.80%   0.80%    12.62    12.62     8,972        113,229     4.92%     4.92%     1.55%
           2004               0.80%   0.80%    12.03    12.56     8,844        106,424    10.49%    10.49%     0.94%
           2003               0.80%   0.80%    10.89    11.37     5,266         66,733    29.18%    29.19%     0.72%
           2002               0.80%   0.80%     8.80     8.80     1,056          8,926   (17.65)%  (17.65)%    1.42%
           2001  10/29/2001   0.80%   0.80%    10.68    10.68        91            968     6.85%     6.85%     0.00%
Fidelity VIP Growth Service Class
           2005               0.80%   0.80%     6.79    14.62     1,794         13,304     4.78%     4.89%     0.39%
           2004               0.80%   0.80%     6.48    13.96     1,833         12,506     2.44%     2.44%     0.15%
           2003               0.80%   0.80%     6.32    10.59     5,040         52,832    31.72%    31.72%     0.09%
           2002               0.80%   0.80%     4.80     4.80     1,962          9,505   (30.76)%  (30.76)%    0.09%
           2001               0.80%   0.80%     6.93     6.93       681          4,722   (18.39)%  (18.39)%    7.22%
Fidelity VIP Growth Opportunities Service Class
           2005               0.80%   0.80%     8.67     8.67     4,677         40,555     7.99%     7.99%     0.76%
           2004               0.80%   0.80%     8.03     8.03     4,414         35,439     6.21%     6.21%     0.42%
           2003               0.80%   0.80%     7.56     7.56     3,949         29,852    28.63%    28.63%     0.82%
           2002               0.80%   0.80%     5.88     5.88     6,597         38,775   (22.54)%  (22.54)%    0.81%
           2001               0.80%   0.80%     7.59     7.59     5,261         39,919   (15.12)%  (15.12)%    0.13%
Fidelity VIP High Income Service Class
           2005               0.80%   0.80%    10.08    10.08    14,569        146,866     1.71%     1.71%    14.84%
           2004               0.80%   0.80%     9.91     9.91    14,874        147,419     8.60%     8.60%     7.93%
           2003               0.80%   0.80%     9.13     9.13    14,932        136,286    25.96%    25.96%     6.88%
           2002               0.80%   0.80%     7.25     7.25    19,195        139,084     2.79%     2.79%     7.81%
           2001               0.80%   0.80%     7.05     7.05    10,110         71,263   (12.60)%  (12.60)%   15.97%
Fidelity VIP Overseas Service Class
           2005               0.60%   0.80%    14.51    19.39     8,078        117,538    18.02%    18.03%     0.56%
           2004               0.80%   0.80%    12.29    13.01     7,932         97,819    12.56%    12.58%     1.07%
           2003               0.80%   0.80%    11.56    11.56     7,874         86,032    42.06%    42.06%     0.03%
           2002               0.80%   0.80%     8.14     8.14        84            683   (20.98)%  (20.98)%    0.73%
           2001  10/29/2001   0.80%   0.80%    10.30    10.30        91            933     2.99%     2.99%     0.00%
FTVIPT Franklin Small-Mid Cap Growth Securities
           2005               0.60%   0.80%    12.61    16.42     1,091         13,578     4.23%     4.26%     0.00%
           2004               0.80%   0.80%    12.09    12.34       558          6,897    10.81%    11.17%     0.00%
           2003               0.80%   0.80%    10.91    11.10       476          5,217    36.51%    36.52%     0.00%
           2002               0.80%   0.80%     7.99     7.99       488          3,913   (29.10)%  (29.10)%    0.46%
           2001  10/29/2001   0.80%   0.80%    11.27    11.27       255          2,874    12.73%    12.73%     0.00%
FTVIPT Templeton Foreign Securities Class 2
           2005               0.80%   0.80%    12.76    12.76     8,922        113,834     9.29%     9.29%     1.13%
           2004               0.80%   0.80%    11.67    11.67     8,915        104,077    17.58%    17.58%     1.01%
           2003               0.80%   0.80%     9.93     9.93     7,113         70,640    31.16%    31.16%     1.87%
           2002               0.80%   0.80%     7.57     7.57     7,923         59,977   (19.21)%  (19.21)%    1.65%
           2001               0.80%   0.80%     9.37     9.37     5,381         50,424   (16.67)%  (16.67)%    3.16%

LLANY Separate Account R for Flexible Premium Variable Life Insurance


                             Minimum Maximum Minimum  Maximum                           Minimum    Maximum    Investment
                Commencement Fee     Fee     Unit     Unit     Units                    Total      Total      Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets Return (4) Return (4) Ratio (5)
------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Growth Securities
           2005               0.80%   0.80%   $13.01   $17.04       553       $  7,754      8.18%      8.20%     1.23%
           2004               0.80%   0.80%    12.02    13.08       564          7,222     15.32%     15.33%     1.22%
           2003               0.80%   0.80%    10.42    11.34       510          5,661     31.56%     31.57%     1.68%
           2002               0.80%   0.80%     8.62     8.62       451          3,845    (18.96)%   (18.96)%    1.88%
           2001  10/29/2001   0.80%   0.80%    10.64    10.64        91            964      6.39%      6.39%     0.00%
FTVIPT Templeton Growth Securities Class 2
           2005               0.80%   0.80%    16.45    16.45     1,000         16,451      8.00%      8.00%     1.11%
           2004               0.80%   0.80%    15.23    15.23     1,028         15,662     15.10%     15.10%     1.20%
           2003               0.80%   0.80%    13.23    13.23       718          9,500     31.09%     31.09%     1.14%
           2002               0.80%   0.80%    10.09    10.09     5,398         54,496    (19.14)%   (19.14)%    2.37%
           2001               0.80%   0.80%    12.48    12.48     4,793         59,842     (2.10)%    (2.10)%    2.58%
Janus Aspen Series Balanced
           2005               0.80%   0.80%    13.03    13.03    17,879        232,888      7.09%      7.09%     2.33%
           2004               0.80%   0.80%    12.16    12.16    18,169        220,995      7.66%      7.66%     2.42%
           2003               0.80%   0.80%    11.30    11.30    15,391        173,884     13.14%     13.14%     1.64%
           2002               0.80%   0.80%     9.99     9.99    39,589        395,318     (7.19)%    (7.19)%    2.43%
           2001               0.80%   0.80%    10.76    10.76    37,143        399,625     (5.42)%    (5.42)%    2.77%
Janus Aspen Series Balanced Service Shares
           2005               0.60%   0.80%    12.15    12.21     7,492         90,996      6.80%      6.80%     1.97%
           2004               0.80%   0.80%    11.38    11.43     8,184         93,315      7.43%      7.43%     2.29%
           2003               0.80%   0.80%    10.64    10.64     7,144         75,690     12.82%     12.82%     2.79%
           2002               0.80%   0.80%     9.43     9.43       459          4,325     (7.42)%    (7.42)%    2.69%
           2001  10/29/2001   0.80%   0.80%    10.19    10.19        91            923      1.86%      1.86%     0.88%
Janus Aspen Series Global Technology Service Shares
           2005               0.80%   0.80%     3.94     3.94     2,930         11,546     10.66%     10.66%     0.00%
           2004               0.80%   0.80%     3.56     3.56     2,852         10,156     (0.24)%    (0.24)%    0.00%
           2003               0.80%   0.80%     3.57     3.57     2,639          9,421     45.31%     45.31%     0.00%
           2002               0.80%   0.80%     2.46     2.46     8,627         21,192    (41.40)%   (41.40)%    0.00%
           2001               0.80%   0.80%     4.19     4.19     6,916         28,993    (37.83)%   (37.83)%    0.65%
Janus Aspen Series Mid Cap Growth Service Shares
           2005               0.80%   0.80%    15.01    18.17     2,831         42,667     11.12%     11.13%     0.00%
           2004               0.80%   0.80%    13.50    13.50     2,449         33,158     19.52%     19.52%     0.00%
           2003               0.80%   0.80%    10.09    10.09     5,091         52,816     33.68%     33.68%     0.00%
           2002               0.80%   0.80%     7.55     7.55        84            634    (28.70)%   (28.70)%    0.00%
           2001  10/29/2001   0.80%   0.80%    10.59    10.59        91            959      5.86%      5.86%     0.00%
Janus Aspen Series Worldwide Growth
           2005               0.80%   0.80%     9.16     9.16    22,389        205,135      5.02%      5.02%     1.37%
           2004               0.80%   0.80%     8.72     8.72    26,797        233,783      3.94%      3.94%     1.05%
           2003               0.80%   0.80%     8.39     8.39    25,442        213,543     23.00%     23.00%     1.03%
           2002               0.80%   0.80%     6.82     6.82    36,841        251,388    (26.10)%   (26.10)%    0.88%
           2001               0.80%   0.80%     9.23     9.23    42,033        388,091    (23.05)%   (23.05)%    0.52%
Janus Aspen Series Worldwide Growth Service Shares
           2005               0.80%   0.80%    10.53    10.75       275          2,924      4.67%      4.78%     1.26%
           2004               0.80%   0.80%    10.06    10.26       289          2,924      3.69%      3.71%     0.97%
           2003               0.80%   0.80%     9.70     9.89       234          2,281     22.70%     22.70%     0.89%
           2002               0.80%   0.80%     7.91     7.91       168          1,334    (26.30)%   (26.30)%    0.69%
           2001  10/29/2001   0.80%   0.80%    10.73    10.73        91            972      7.28%      7.28%     0.11%
Lincoln VIPT Aggressive Growth
           2004               0.80%   0.80%    11.56    11.56        73            840     12.76%     12.76%     0.00%
           2003               0.80%   0.80%    10.25    10.25        78            797     31.56%     31.56%     0.00%
           2002               0.80%   0.80%     7.79     7.79        84            654    (30.77)%   (30.77)%    0.00%
           2001  10/29/2001   0.80%   0.80%    11.26    11.26        91          1,020     12.56%     12.56%     0.00%
Lincoln VIPT Bond
           2005               0.60%   0.80%    10.58    14.77    62,996        831,890      1.82%      2.02%     4.24%
           2004               0.60%   0.80%    11.82    14.51    61,245        809,865      4.46%      4.46%     4.33%
           2003               0.80%   0.80%    11.32    13.89    47,962        622,167      6.43%      6.43%     4.47%
           2002               0.80%   0.80%    13.05    13.05    42,701        541,445      9.28%      9.28%     5.30%
           2001               0.80%   0.80%    11.94    11.94    25,796        308,029      8.28%      8.28%     5.44%

LLANY Separate Account R for Flexible Premium Variable Life Insurance


                             Minimum Maximum Minimum  Maximum                           Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                    Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets Return(4) Return(4) Ratio(5)
----------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Capital Appreciation
           2005               0.60%   0.80%   $ 8.05   $ 8.05      9,942     $   80,458    3.37%     3.37%     0.28%
           2004               0.80%   0.80%     7.79     7.79      8,642         67,313    4.44%     4.44%     0.00%
           2003               0.80%   0.80%     7.46     7.46      7,472         55,726   31.41%    31.41%     0.00%
           2002               0.80%   0.80%     5.68     5.68      8,746         49,636  (27.55)%  (27.55)%    0.00%
           2001               0.80%   0.80%     7.83     7.83     13,538        106,050  (26.48)%  (26.48)%    0.00%
Lincoln VIPT Equity-Income
           2005               0.80%   0.80%    14.07    14.07        886         12,466    3.66%     3.66%     1.01%
           2004               0.80%   0.80%    13.58    13.58      1,461         19,844    8.89%     8.89%     1.18%
           2003               0.80%   0.80%    12.47    12.47      1,344         16,763   31.29%    31.29%     0.86%
           2002               0.80%   0.80%     9.50     9.50      2,037         19,345  (16.34)%  (16.34)%    1.15%
           2001               0.80%   0.80%    11.35    11.35      1,853         21,041   (8.08)%   (8.08)%    1.24%
Lincoln VIPT Global Asset Allocation
           2005               0.80%   0.80%    11.89    11.89      2,576         32,102    5.95%     5.95%     1.94%
           2004               0.80%   0.80%    11.22    11.22        970         10,889   12.64%    12.64%     1.69%
           2003               0.80%   0.80%     9.96     9.96      1,019         10,159   19.45%    19.45%     3.13%
           2002               0.80%   0.80%     8.34     8.34      1,007          8,403  (12.69)%  (12.69)%    1.89%
           2001               0.80%   0.80%     9.55     9.55        281          2,682   (8.58)%   (8.58)%    0.62%
Lincoln VIPT International
           2005               0.60%   0.80%    13.14    19.38     14,048        225,064   11.65%    11.86%     2.26%
           2004               0.60%   0.80%    13.76    15.58      9,035        129,847   19.97%    19.97%     1.67%
           2003               0.80%   0.80%    11.47    12.99      2,535         29,617   40.49%    40.50%     1.84%
           2002               0.80%   0.80%     9.24     9.24      1,766         14,830  (11.47)%  (11.47)%    2.35%
           2001  10/29/2001   0.80%   0.80%    10.44    10.44         91            946    4.42%     4.42%     0.98%
Lincoln VIPT Money Market
           2005               0.60%   0.80%    10.19    11.23     29,792        318,451    1.97%     2.17%     2.79%
           2004               0.60%   0.80%     9.99    11.01     35,362        366,494    0.07%     0.08%     0.77%
           2003               0.80%   0.80%    10.02    11.00     46,339        477,930   (0.12)%   (0.12)%    0.70%
           2002               0.80%   0.80%    11.02    11.02    116,812      1,187,009    0.60%     0.60%     1.39%
           2001               0.80%   0.80%    10.95    10.95     69,634        762,584    3.19%     3.19%     2.99%
Lincoln VIPT Social Awareness
           2005               0.80%   0.80%    12.09    16.65        838         10,214   11.14%    11.14%     0.89%
           2004               0.80%   0.80%    10.88    10.88        743          8,122   11.81%    11.81%     1.00%
           2003               0.80%   0.80%     9.73     9.73        636          6,188   30.82%    30.82%     0.93%
           2002               0.80%   0.80%     7.44     7.44        502          3,736  (22.74)%  (22.74)%    1.01%
           2001               0.80%   0.80%     9.63     9.63        421          4,058  (10.24)%  (10.24)%    1.59%
MFS VIT Capital Opportunities
           2005               0.00%   0.00%       --       --         --             --    0.00%     0.00%     0.80%
           2004               0.80%   0.80%    10.76    10.76         73            781   11.57%    11.57%     0.40%
           2003               0.80%   0.80%     9.64     9.64         78            750   26.37%    26.37%     0.29%
           2002               0.80%   0.80%     7.63     7.63         84            641  (30.25)%  (30.25)%    0.00%
           2001  10/29/2001   0.80%   0.80%    10.94    10.94         91            991    9.39%     9.39%     0.00%
MFS VIT Emerging Growth
           2005               0.60%   0.80%     8.64     8.64     16,668        146,358    8.32%     8.32%     0.00%
           2004               0.80%   0.80%     7.97     7.97     15,657        124,827   12.06%    12.06%     0.00%
           2003               0.80%   0.80%     7.11     7.11     12,744         90,671   29.19%    29.19%     0.00%
           2002               0.80%   0.80%     5.51     5.51     10,629         58,531  (34.29)%  (34.29)%    0.00%
           2001               0.80%   0.80%     8.38     8.38      7,167         60,062  (34.02)%  (34.02)%    0.00%
MFS VIT Total Return
           2005               0.60%   0.80%    12.18    14.61     20,073        260,400    2.00%     2.00%     2.06%
           2004               0.80%   0.80%    11.94    14.32     20,374        257,602   10.43%    10.43%     1.63%
           2003               0.80%   0.80%    10.81    12.97     17,768        202,996   15.40%    15.40%     1.59%
           2002               0.80%   0.80%    11.24    11.24     10,586        108,058   (5.92)%   (5.92)%    0.97%
           2001               0.80%   0.80%    11.95    11.95      1,841         21,997   (0.55)%   (0.55)%    2.15%
MFS VIT Utilities
           2005               0.60%   0.80%    14.87    20.48     11,259        168,725   15.90%    15.91%     0.57%
           2004               0.80%   0.80%    12.83    12.83      8,941        114,794   29.16%    29.16%     1.41%
           2003               0.80%   0.80%     9.94     9.94      8,118         80,655   34.81%    34.81%     2.03%
           2002               0.80%   0.80%     7.37     7.37      6,563         48,370  (23.37)%  (23.37)%    2.32%
           2001               0.80%   0.80%     9.62     9.62      5,240         50,396  (24.81)%  (24.81)%    2.26%

LLANY Separate Account R for Flexible Premium Variable Life Insurance


                             Minimum Maximum Minimum  Maximum                           Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                    Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets Return(4) Return(4) Ratio(5)
----------------------------------------------------------------------------------------------------------------------
NB AMT Mid-Cap Growth
           2005               0.60%   0.80%   $12.00   $17.30    48,180       $602,750    12.84%    12.84%     0.00%
           2004               0.80%   0.80%    10.64    15.33    49,923        545,312    15.38%    15.38%     0.00%
           2003               0.80%   0.80%     9.22     9.22    43,618        413,366    27.05%    27.05%     0.00%
           2002               0.80%   0.80%     7.25     7.25    27,529        199,719   (29.90)%  (29.90)%    0.00%
           2001               0.80%   0.80%    10.35    10.35    16,582        171,626   (25.25)%  (25.25)%    0.00%
NB AMT Partners
           2005               0.80%   0.80%    15.12    15.12     6,771        102,376    17.11%    17.11%     1.27%
           2004               0.80%   0.80%    12.91    12.91     5,520         71,274    18.03%    18.03%     0.01%
           2003               0.80%   0.80%    10.94    10.94     5,420         59,290    34.02%    34.02%     0.00%
           2002               0.80%   0.80%     8.16     8.16     5,331         43,518   (24.75)%  (24.75)%    0.46%
           2001               0.80%   0.80%    10.85    10.85     4,226         45,842    (3.60)%   (3.60)%    0.31%
NB AMT Regency
           2005               0.60%   0.80%    12.91    18.81     1,168         19,930    11.11%    11.32%     0.09%
           2004               0.60%   0.80%    15.94    15.94       579          9,439    21.42%    21.42%     0.02%
           2003               0.80%   0.80%    13.13    13.13        78          1,021    34.73%    34.73%     0.00%
           2002               0.80%   0.80%     9.74     9.74        84            818   (11.26)%  (11.26)%    0.22%
           2001  10/29/2001   0.80%   0.80%    10.98    10.98        91            995     9.78%     9.78%     0.00%
Putnam VT Growth & Income Class IB
           2005               0.80%   0.80%    12.27    12.27     1,234         15,145     4.39%     4.39%     1.57%
           2004               0.80%   0.80%    11.75    11.78     1,329         15,618    10.22%    10.23%     1.73%
           2003               0.80%   0.80%    10.69    10.69     1,355         14,460    26.37%    26.37%     0.55%
           2002               0.80%   0.80%     8.46     8.46        84            710   (19.63)%  (19.63)%    2.18%
           2001  10/29/2001   0.80%   0.80%    10.53    10.53        91            953     5.26%     5.26%     0.00%
Putnam VT Health Sciences Class IB
           2005               0.80%   0.80%    11.10    11.10       803          9,623    12.28%    12.28%     0.05%
           2004               0.80%   0.80%     9.88     9.88       320          3,161     6.27%     6.27%     0.20%
           2003               0.80%   0.80%     9.30     9.30       288          2,681    17.45%    17.45%     0.57%
           2002               0.80%   0.80%     7.92     7.92       308          2,439   (20.98)%  (20.98)%    0.00%
           2001  10/29/2001   0.80%   0.80%    10.02    10.02       272          2,721     0.21%     0.21%     0.00%
Scudder VIT EAFE Equity Index
           2005               0.00%   0.00%       --       --        --             --     0.00%     0.00%     2.82%
           2004               0.60%   0.80%     8.82    12.16     7,597         70,628    18.03%    18.12%     2.09%
           2003               0.80%   0.80%     7.47    10.30     5,012         37,661    32.29%    32.30%     4.41%
           2002               0.80%   0.80%     5.64     5.64     5,265         29,819   (22.23)%  (22.23)%    2.45%
           2001               0.80%   0.80%     7.26     7.26     1,686         12,236   (25.30)%  (25.30)%    0.00%
Scudder VIT Equity 500 Index
           2005               0.60%   0.80%    10.20    14.95    41,168        444,860     3.84%     4.05%     1.59%
           2004               0.60%   0.80%     9.83    14.40    45,041        457,590     9.71%     9.71%     1.07%
           2003               0.80%   0.80%     8.96     8.96    36,485        331,920    27.14%    27.14%     1.16%
           2002               0.80%   0.80%     7.04     7.04    29,599        208,508   (22.94)%  (22.94)%    0.91%
           2001               0.80%   0.80%     9.14     9.14    31,245        285,606   (12.88)%  (12.88)%    0.94%
Scudder VIT Small Cap Index
           2005               0.80%   0.80%    14.25    18.46     7,804        121,559     3.39%     3.43%     0.66%
           2004               0.80%   0.80%    13.77    15.85     9,769        149,950    16.82%    16.82%     0.42%
           2003               0.80%   0.80%    13.57    13.57     7,452         98,946    45.26%    45.26%     0.85%
           2002               0.80%   0.80%     9.34     9.34     4,959         46,318   (21.22)%  (21.22)%    0.62%
           2001               0.80%   0.80%    11.86    11.86     5,250         62,243     1.26%     1.26%     0.69%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received.
(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(3) As the unit value is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

LLANY Separate Account R for Flexible Premium Variable Life Insurance

(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.
(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

LLANY Separate Account R for Flexible Premium Variable Life Insurance

4. Purchases and Sales of Investments


The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2005.

                                                        Aggregate Aggregate
                                                        Cost of   Proceeds
    Subaccount                                          Purchases from Sales
    ------------------------------------------------------------------------
    AIM V.I. Growth                                     $ 37,610   $ 81,400
    AIM V.I. International Growth                          6,980      5,651
    AIM V.I. Premier Equity                               26,857     79,992
    ABVPSF Global Technology Class A                         185      3,242
    ABVPSF Growth and Income Class A                       3,441      4,867
    ABVPSF Large Cap Growth Class A                           --        751
    ABVPSF Small/Mid Cap Value Class A                    14,666      4,548
    American Century VP Inflation Protection              34,511      7,227
    American Funds Global Growth Class 2                     664        252
    American Funds Global Small Capitalization Class 2     6,479      3,911
    American Funds Growth Class 2                        150,775    121,683
    American Funds Growth-Income Class 2                  70,787     83,371
    American Funds International Class 2                  34,988     10,416
    Baron Capital Asset                                    4,348      9,766
    Delaware VIPT Diversified Income                      42,999      5,073
    Delaware VIPT Emerging Markets                       199,792     98,290
    Delaware VIPT High Yield                              61,517     12,050
    Delaware VIPT REIT                                   134,599     55,372
    Delaware VIPT Small Cap Value                        154,744     29,674
    Delaware VIPT Trend                                   37,875     57,307
    Delaware VIPT U.S. Growth                             14,417      8,892
    Delaware VIPT Value                                    7,553      2,438
    Fidelity VIP Contrafund Service Class                168,079     32,584
    Fidelity VIP Equity-Income Service Class              13,832      7,349
    Fidelity VIP Growth Service Class                      1,406      1,291
    Fidelity VIP Growth Opportunities Service Class        8,648      6,646
    Fidelity VIP High Income Service Class                22,523      5,157
    Fidelity VIP Overseas Service Class                    6,307      3,924
    FTVIPT Franklin Small-Mid Cap Growth Securities        8,295      2,467
    FTVIPT Templeton Foreign Securities Class 2           11,750     11,264
    FTVIPT Templeton Growth Securities                     1,900      1,934
    FTVIPT Templeton Growth Securities Class 2             1,191      1,561
    Janus Aspen Series Balanced                           37,708     37,397
    Janus Aspen Series Balanced Service Shares            12,014     19,588
    Janus Aspen Series Global Technology Service Shares    1,125        967
    Janus Aspen Series Mid Cap Growth Service Shares      19,231      9,572
    Janus Aspen Series Worldwide Growth                   31,213     68,014
    Janus Aspen Series Worldwide Growth Service Shares       797        904
    Lincoln VIPT Aggressive Growth                            --        871
    Lincoln VIPT Bond                                    238,009    194,761
    Lincoln VIPT Capital Appreciation                     14,503      4,386
    Lincoln VIPT Equity-Income                             2,516      9,584
    Lincoln VIPT Global Asset Allocation                  29,116      8,564
    Lincoln VIPT International                            96,135     17,258
    Lincoln VIPT Money Market                            348,518    406,088
    Lincoln VIPT Social Awareness                          1,592        535
    MFS VIT Capital Opportunities                              6        780
    MFS VIT Emerging Growth                               22,229     12,621
    MFS VIT Total Return                                  73,693     61,915
    MFS VIT Utilities                                     56,646     21,433
    NB AMT Mid-Cap Growth                                 49,691     66,761
    NB AMT Partners                                       68,355     45,854
    NB AMT Regency                                        13,942      4,357
    Putnam VT Growth & Income Class IB                       240      1,247
    Putnam VT Health Sciences Class IB                     7,109      1,268
    Scudder VIT EAFE Equity Index                         19,704     87,146
    Scudder VIT Equity 500 Index                          89,280    110,254
    Scudder VIT Small Cap Index                           54,986     78,939

LLANY Separate Account R for Flexible Premium Variable Life Insurance

5. Investments

The following is a summary of investments owned at December 31, 2005.

                                                           Net    Fair
                                                    Shares Asset  Value of
Subaccount                                          Owned  Value  Shares   Cost of Shares
-----------------------------------------------------------------------------------------
AIM V.I. Growth                                     30,905 $17.25 $533,105    $500,285
AIM V.I. International Growth                        3,383  23.17   78,375      57,403
AIM V.I. Premier Equity                             18,469  22.32  412,237     411,475
ABVPSF Global Technology Class A                     7,055  15.86  111,891     100,218
ABVPSF Growth and Income Class A                     5,712  24.88  142,122     115,194
ABVPSF Small/Mid Cap Value Class A                   3,289  17.06   56,108      48,622
American Century VP Inflation Protection             2,748  10.26   28,190      28,714
American Funds Global Growth Class 2                    43  19.52      831         723
American Funds Global Small Capitalization Class 2   1,855  21.12   39,174      26,818
American Funds Growth Class 2                       11,004  58.98  648,992     506,905
American Funds Growth-Income Class 2                 7,417  38.12  282,741     240,294
American Funds International Class 2                 7,433  18.92  140,630      99,196
Baron Capital Asset                                  7,853  27.96  219,557     144,863
Delaware VIPT Diversified Income                     4,095   9.26   37,920      37,933
Delaware VIPT Emerging Markets                      10,080  18.20  183,456     155,977
Delaware VIPT High Yield                            23,522   5.91  139,013     133,001
Delaware VIPT REIT                                  14,990  18.77  281,357     242,052
Delaware VIPT Small Cap Value                       21,460  30.83  661,607     510,816
Delaware VIPT Trend                                  5,869  32.53  190,914     156,304
Delaware VIPT U.S. Growth                            7,570   7.78   58,898      48,284
Delaware VIPT Value                                  1,349  19.23   25,932      24,755
Fidelity VIP Contrafund Service Class               12,815  30.93  396,368     312,521
Fidelity VIP Equity-Income Service Class             4,460  25.39  113,234     100,712
Fidelity VIP Growth Service Class                      396  33.56   13,305      11,714
Fidelity VIP Growth Opportunities Service Class      2,340  17.33   40,557      35,871
Fidelity VIP High Income Service Class              23,921   6.14  146,872     146,999
Fidelity VIP Overseas Service Class                  5,728  20.52  117,543      83,879
FTVIPT Franklin Small-Mid Cap Growth Securities        657  20.66   13,579      11,746
FTVIPT Templeton Foreign Securities Class 2          7,288  15.62  113,839      94,401
FTVIPT Templeton Growth Securities                     555  13.98    7,754       6,106
FTVIPT Templeton Growth Securities Class 2           1,191  13.81   16,452      13,307
Janus Aspen Series Balanced                          9,048  25.74  232,898     213,633
Janus Aspen Series Balanced Service Shares           3,418  26.62   91,000      78,784
Janus Aspen Series Global Technology Service Shares  2,916   3.96   11,547      11,076
Janus Aspen Series Mid Cap Growth Service Shares     1,502  28.41   42,669      33,664
Janus Aspen Series Worldwide Growth                  7,337  27.96  205,144     217,082
Janus Aspen Series Worldwide Growth Service Shares     105  27.76    2,924       2,713
Lincoln VIPT Bond                                   65,921  12.62  831,926     843,916
Lincoln VIPT Capital Appreciation                    4,379  18.38   80,462      82,997
Lincoln VIPT Equity-Income                             693  17.99   12,467      11,270
Lincoln VIPT Global Asset Allocation                 2,209  14.54   32,103      30,307
Lincoln VIPT International                          12,528  17.97  225,074     191,890
Lincoln VIPT Money Market                           31,847  10.00  318,465     318,465
Lincoln VIPT Social Awareness                          317  32.26   10,214       8,209
MFS VIT Emerging Growth                              7,651  19.13  146,364     142,358
MFS VIT Total Return                                12,584  20.69  260,363     238,026
MFS VIT Utilities                                    7,107  23.74  168,732     128,428
NB AMT Mid-Cap Growth                               29,723  20.28  602,776     462,472
NB AMT Partners                                      4,782  21.41  102,381      88,431
NB AMT Regency                                       1,286  15.50   19,931      18,435
Putnam VT Growth & Income Class IB                     575  26.35   15,146      12,564
Putnam VT Health Sciences Class IB                     725  13.27    9,623       8,980
Scudder VIT Equity 500 Index                        33,934  13.11  444,879     411,825
Scudder VIT Small Cap Index                          8,442  14.40  121,564     100,640

LLANY Separate Account R for Flexible Premium Variable Life Insurance

6. Changes in Units Outstanding


The change in units outstanding for the year ended December 31, 2005 is as follows:

                                                    Units  Units    Net Increase
Subaccount                                          Issued Redeemed (Decrease)
--------------------------------------------------------------------------------
AIM V.I. Growth                                      7,452 (13,746)    (6,294)
AIM V.I. International Growth                          606    (457)       149
AIM V.I. Premier Equity                              3,816 (10,483)    (6,667)
ABVPSF Global Technology Class A                        --    (217)      (217)
ABVPSF Growth and Income Class A                         7    (211)      (204)
ABVPSF Large Cap Growth Class A                         19     (92)       (73)
ABVPSF Small/Mid Cap Value Class A                     770    (199)       571
American Century VP Inflation Protection             3,233    (698)     2,535
American Funds Global Growth Class 2                    64     (21)        43
American Funds Global Small Capitalization Class 2     397    (264)       133
American Funds Growth Class 2                       10,847 (12,659)    (1,812)
American Funds Growth-Income Class 2                 5,099  (6,783)    (1,684)
American Funds International Class 2                 2,073    (577)     1,496
Baron Capital Asset                                    243    (436)      (193)
Delaware VIPT Diversified Income                     3,983    (468)     3,515
Delaware VIPT Emerging Markets                       5,424    (813)     4,611
Delaware VIPT High Yield                             4,196    (915)     3,281
Delaware VIPT REIT                                   6,008  (2,257)     3,751
Delaware VIPT Small Cap Value                        5,630  (1,202)     4,428
Delaware VIPT Trend                                  2,820  (4,261)    (1,441)
Delaware VIPT U.S. Growth                            1,047    (662)       385
Delaware VIPT Value                                    544     (81)       463
Fidelity VIP Contrafund Service Class               12,485  (2,183)    10,302
Fidelity VIP Equity-Income Service Class               609    (481)       128
Fidelity VIP Growth Service Class                      107    (146)       (39)
Fidelity VIP Growth Opportunities Service Class        771    (508)       263
Fidelity VIP High Income Service Class                 107    (412)      (305)
Fidelity VIP Overseas Service Class                    296    (150)       146
FTVIPT Franklin Small-Mid Cap Growth Securities        647    (114)       533
FTVIPT Templeton Foreign Securities Class 2            913    (906)         7
FTVIPT Templeton Growth Securities                      36     (47)       (11)
FTVIPT Templeton Growth Securities Class 2              70     (98)       (28)
Janus Aspen Series Balanced                          2,763  (3,053)      (290)
Janus Aspen Series Balanced Service Shares             808  (1,500)      (692)
Janus Aspen Series Global Technology Service Shares    332    (254)        78
Janus Aspen Series Mid Cap Growth Service Shares       963    (581)       382
Janus Aspen Series Worldwide Growth                  3,565  (7,973)    (4,408)
Janus Aspen Series Worldwide Growth Service Shares       4     (18)       (14)
Lincoln VIPT Aggressive Growth                          19     (92)       (73)
Lincoln VIPT Bond                                   16,225 (14,474)     1,751
Lincoln VIPT Capital Appreciation                    1,819    (519)     1,300
Lincoln VIPT Equity-Income                             148    (723)      (575)
Lincoln VIPT Global Asset Allocation                 2,284    (678)     1,606
Lincoln VIPT International                           6,005    (992)     5,013
Lincoln VIPT Money Market                           38,114 (43,684)    (5,570)
Lincoln VIPT Social Awareness                          134     (39)        95
MFS VIT Capital Opportunities                           19     (92)       (73)
MFS VIT Emerging Growth                              2,560  (1,549)     1,011
MFS VIT Total Return                                 4,432  (4,733)      (301)
MFS VIT Utilities                                    3,623  (1,305)     2,318
NB AMT Mid-Cap Growth                                4,375  (6,118)    (1,743)
NB AMT Partners                                      4,648  (3,397)     1,251
NB AMT Regency                                         780    (191)       589
Putnam VT Growth & Income Class IB                      --     (95)       (95)
Putnam VT Health Sciences Class IB                     509     (26)       483
Scudder VIT EAFE Equity Index                        1,316  (8,913)    (7,597)
Scudder VIT Equity 500 Index                         6,746 (10,619)    (3,873)
Scudder VIT Small Cap Index                          3,015  (4,980)    (1,965)

LLANY Separate Account R for Flexible Premium Variable Life Insurance

The change in units outstanding for the year ended December 31, 2004 is as follows:

                                                    Units  Units    Net Increase
Subaccount                                          Issued Redeemed (Decrease)
--------------------------------------------------------------------------------
AIM V.I. Growth                                     13,630  (5,023)     8,607
AIM V.I. International Growth                        1,419    (520)       899
AIM V.I. Premier Equity                              8,568  (6,434)     2,134
ABVPSF Growth and Income Class A                        91    (245)      (154)
ABVPSF Large Cap Growth Class A                         --      (5)        (5)
ABVPSF Small/Mid Cap Value Class A                   2,011    (193)     1,818
ABVPSF Global Technology Class A                        12    (174)      (162)
American Century VP Inflation Protection               157      (9)       148
American Funds Global Growth Class 2                    40     (12)        28
American Funds Global Small Capitalization Class 2   1,552    (209)     1,343
American Funds Growth Class 2                       12,164  (3,818)     8,346
American Funds Growth-Income Class 2                 8,456  (3,484)     4,972
American Funds International Class 2                 1,616    (355)     1,261
Baron Capital Asset                                    375    (370)         5
Delaware VIPT Emerging Markets                       2,331    (174)     2,157
Delaware VIPT High Yield                             5,036    (362)     4,674
Delaware VIPT REIT                                   5,522  (1,630)     3,892
Delaware VIPT Small Cap Value                        4,644  (1,004)     3,640
Delaware VIPT Trend                                  3,724    (858)     2,866
Delaware VIPT U.S. Growth                              973    (232)       741
Delaware VIPT Value                                  1,258      (5)     1,253
Fidelity VIP Contrafund Service Class                4,144  (3,938)       206
Fidelity VIP Equity-Income Service Class             8,698  (5,120)     3,578
Fidelity VIP Growth Service Class                    1,366  (4,573)    (3,207)
Fidelity VIP Growth Opportunities Service Class        778    (313)       465
Fidelity VIP High Income Service Class                 295    (353)       (58)
Fidelity VIP Overseas Service Class                    211    (153)        58
FTVIPT Franklin Small-Mid Cap Growth Securities        170     (88)        82
FTVIPT Templeton Foreign Securities Class 2          2,275    (473)     1,802
FTVIPT Templeton Growth Securities                     135     (81)        54
FTVIPT Templeton Growth Securities Class 2             410    (100)       310
Janus Aspen Series Balanced                          3,567    (789)     2,778
Janus Aspen Series Balanced Service Shares           1,504    (464)     1,040
Janus Aspen Series Global Technology Service Shares    698    (485)       213
Janus Aspen Series Mid Cap Growth Service Shares     1,994  (4,636)    (2,642)
Janus Aspen Series Worldwide Growth                  6,376  (5,021)     1,355
Janus Aspen Series Worldwide Growth Service Shares     146     (91)        55
Lincoln VIPT Aggressive Growth                          68     (73)        (5)
Lincoln VIPT Bond                                   18,129  (4,846)    13,283
Lincoln VIPT Capital Appreciation                    1,692    (522)     1,170
Lincoln VIPT Equity-Income                             201     (84)       117
Lincoln VIPT Global Asset Allocation                    10     (59)       (49)
Lincoln VIPT International                           6,998    (498)     6,500
Lincoln VIPT Money Market                           44,083 (55,060)   (10,977)
Lincoln VIPT Social Awareness                          143     (36)       107
MFS VIT Capital Opportunities                           --      (5)        (5)
MFS VIT Emerging Growth                              3,748    (835)     2,913
MFS VIT Total Return                                 4,424  (1,818)     2,606
MFS VIT Utilities                                    1,524    (701)       823
NB AMT Mid-Cap Growth                                8,244  (1,939)     6,305
NB AMT Partners                                        399    (299)       100
NB AMT Regency                                         568     (67)       501
Putnam VT Growth & Income Class IB                     139    (165)       (26)
Putnam VT Health Sciences Class IB                      69     (37)        32
Scudder VIT EAFE Equity Index                        2,873    (288)     2,585
Scudder VIT Equity 500 Index                        11,605  (3,049)     8,556
Scudder VIT Small Cap Index                          3,591  (1,274)     2,317

Report of Independent Registered Public Accounting Firm

Board of Directors of Lincoln Life & Annuity Company of New York
   and
Contract Owners of LLANY Separate Account R for Flexible Premium Variable Life
  Insurance

We have audited the accompanying statement of assets and liabilities of LLANY Separate Account R for Flexible Premium Variable Life Insurance ("Variable Account") comprised of the subaccounts described in Note 1, as of December 31, 2005, the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the LLANY Separate Account R for Flexible Premium Variable Life Insurance at December 31, 2005, the results of their operations for the year then ended, and the changes in their net assets for each of the respective two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2006

                  Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York

Balance Sheets

                                                                     2005        2004
                                                                  ----------  ----------
                                                                      (000s omitted)
                                                                  ----------------------
ASSETS
Investments:
 Securities available-for-sale, at fair value:
   Fixed maturity (cost: 2005 -- $2,011,766; 2004 -- $1,958,675)  $2,062,104  $2,065,144
------------------------------------------------------------------
   Equity (cost: $2,515)                                               2,581       2,760
------------------------------------------------------------------
 Mortgage loans on real estate                                       182,249     168,765
------------------------------------------------------------------
 Policy loans                                                        148,339     157,975
------------------------------------------------------------------
 Other investments                                                     3,388       2,047
                                                                  ----------  ----------
------------------------------------------------------------------
Total Investments                                                  2,398,661   2,396,691
------------------------------------------------------------------
Cash and invested cash                                                16,362      49,757
------------------------------------------------------------------
Deferred acquisition costs                                           138,040      81,980
------------------------------------------------------------------
Accrued investment income                                             29,648      31,087
------------------------------------------------------------------
Assets held in separate accounts                                   1,199,745     816,829
------------------------------------------------------------------
Amounts recoverable from reinsurers                                   92,455      87,337
------------------------------------------------------------------
Goodwill                                                             109,512     109,512
------------------------------------------------------------------
Other intangible assets                                              116,667     130,689
------------------------------------------------------------------
Other assets                                                          37,496      31,666
                                                                  ----------  ----------
------------------------------------------------------------------
Total Assets                                                      $4,138,586  $3,735,548
                                                                  ==========  ==========
------------------------------------------------------------------
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
 Insurance policy and claim reserves                              $1,152,377  $1,125,098
------------------------------------------------------------------
 Contractholder funds                                              1,086,985   1,074,817
                                                                  ----------  ----------
------------------------------------------------------------------
Total Insurance and Investment Contract Liabilities                2,239,362   2,199,915
------------------------------------------------------------------
Liabilities related to separate accounts                           1,199,745     816,829
------------------------------------------------------------------
Federal income taxes payable                                          35,478      45,898
------------------------------------------------------------------
Other liabilities                                                     71,692      90,347
                                                                  ----------  ----------
------------------------------------------------------------------
Total Liabilities                                                  3,546,277   3,152,989
                                                                  ----------  ----------
------------------------------------------------------------------
Shareholder's Equity:
Common stock -- $100 par value,
  authorized, issued and outstanding shares -- 20,000
  (owned by The Lincoln National Life Insurance Company)               2,000       2,000
------------------------------------------------------------------
Retained earnings                                                    572,226     542,990
------------------------------------------------------------------
Accumulated Other Comprehensive Income:
 Net unrealized gain on securities available-for-sale                 18,156      37,613
------------------------------------------------------------------
 Minimum pension liability adjustment                                    (73)        (44)
                                                                  ----------  ----------
------------------------------------------------------------------
Total Accumulated Other Comprehensive Income                          18,083      37,569
                                                                  ----------  ----------
------------------------------------------------------------------
Total Shareholder's Equity                                           592,309     582,559
                                                                  ----------  ----------
------------------------------------------------------------------
Total Liabilities and Shareholder's Equity                        $4,138,586  $3,735,548
                                                                  ==========  ==========
------------------------------------------------------------------

See accompanying notes to the Financial Statements.

Lincoln Life & Annuity Company of New York

Statements of Income

                                                                                 2005      2004      2003
                                                                               --------  --------  --------
                                                                                      (000s omitted)
                                                                               ----------------------------
Revenue:
Insurance premiums                                                             $  6,441  $ 11,281  $ 12,392
-------------------------------------------------------------------------------
Insurance fees                                                                   77,759    69,519    64,087
-------------------------------------------------------------------------------
Net investment income                                                           138,390   138,691   136,654
-------------------------------------------------------------------------------
Realized gain (loss) on investments                                              (3,416)   (4,643)    7,145
-------------------------------------------------------------------------------
Other revenue and fees                                                              678       744     2,741
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Total Revenue                                                                   219,852   215,592   223,019
                                                                               --------  --------  --------
-------------------------------------------------------------------------------

Benefits and Expenses:
Benefits                                                                        118,791   118,203   121,551
-------------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                          58,377    52,148    57,647
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Total Benefits and Expenses                                                     177,168   170,351   179,198
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Income before Federal Income Taxes and Cumulative Effect of Accounting Changes   42,684    45,241    43,821
-------------------------------------------------------------------------------
Federal income taxes                                                             13,579    15,284    14,286
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Income before Cumulative Effect of Accounting Changes                            29,105    29,957    29,535
-------------------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal income taxes)                --        91      (232)
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Net Income                                                                     $ 29,105  $ 30,048  $ 29,303
------------------------------------------------------------------------------ ========  ========  ========



See accompanying notes to the Financial Statements.

Lincoln Life & Annuity Company of New York

Statements of Shareholder's Equity

                                                                                 2005      2004      2003
                                                                               --------  --------  --------
                                                                                      (000s omitted)
                                                                               ----------------------------
Common Stock:
Balance at beginning and end-of-year                                           $  2,000  $  2,000  $  2,000
-------------------------------------------------------------------------------

Retained Earnings:
Balance at beginning-of-year                                                    542,990   512,783   483,219
-------------------------------------------------------------------------------
Comprehensive income                                                              9,619    27,802    29,276
-------------------------------------------------------------------------------
Less other comprehensive income (loss) (net of federal income tax):
 Net unrealized gain on securities available-for-sale, net of reclassification
   adjustment                                                                   (19,457)   (2,207)      (22)
-------------------------------------------------------------------------------
 Minimum pension liability adjustment                                               (29)      (39)       (5)
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Net Income                                                                       29,105    30,048    29,303
-------------------------------------------------------------------------------
Capital contributions for LNC stock compensation plans                              131       159       261
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                          572,226   542,990   512,783
                                                                               --------  --------  --------
-------------------------------------------------------------------------------

Net Unrealized Gain on Securities Available-for-Sale:
Balance at beginning-of-year                                                     37,613    39,820    39,842
-------------------------------------------------------------------------------
Change during the year                                                          (19,457)   (2,207)      (22)
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                           18,156    37,613    39,820
                                                                               --------  --------  --------
-------------------------------------------------------------------------------

Minimum Pension Liability Adjustment:
Balance at beginning-of-year                                                        (44)       (5)       --
-------------------------------------------------------------------------------
Change during the year                                                              (29)      (39)       (5)
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                              (73)      (44)       (5)
                                                                               --------  --------  --------
-------------------------------------------------------------------------------
Total Shareholders' Equity at End-of-Year                                      $592,309  $582,559  $554,598
------------------------------------------------------------------------------ ========  ========  ========


See accompanying notes to the Financial Statements.

Lincoln Life & Annuity Company of New York

Statements of Cash Flows

                                                                                     2005       2004       2003
                                                                                  ---------  ---------  ---------
                                                                                           (000s omitted)
                                                                                  -------------------------------
Cash Flows from Operating Activities:
Net income                                                                        $  29,105  $  30,048  $  29,303
----------------------------------------------------------------------------------
Adjustments to reconcile net income to net cash provided by operating activities:
 Deferred acquisition costs                                                         (34,076)   (26,183)   (26,459)
----------------------------------------------------------------------------------
 Policy liabilities and accruals                                                    (38,567)   (30,763)   (34,001)
----------------------------------------------------------------------------------
 Contractholder funds                                                                46,517     47,112     48,472
----------------------------------------------------------------------------------
 Amounts recoverable from reinsurers                                                 (5,118)   (14,139)      (621)
----------------------------------------------------------------------------------
 Federal income taxes                                                                   648      4,642     20,716
----------------------------------------------------------------------------------
 Amortization of other intangible assets                                             14,023     13,592     12,048
----------------------------------------------------------------------------------
 Realized loss on investments and derivative instruments                              3,416      4,643      2,542
----------------------------------------------------------------------------------
 Other                                                                                3,241     (6,314)    31,530
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
   Net Adjustments                                                                   (9,916)    (7,410)    54,227
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
   Net Cash Provided by Operating Activities                                         19,189     22,638     83,530
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------

Cash Flows from Investing Activities:
Securities-available-for-sale:
 Purchases                                                                         (286,452)  (308,239)  (595,799)
----------------------------------------------------------------------------------
 Sales                                                                               47,289     88,488    279,218
----------------------------------------------------------------------------------
 Maturities                                                                         181,805    164,207    177,687
----------------------------------------------------------------------------------
Purchase of other investments                                                       (41,305)   (54,189)   (56,209)
----------------------------------------------------------------------------------
Sale or maturity of other investments                                                35,795     32,957     32,398
----------------------------------------------------------------------------------
Other                                                                               (19,439)    30,233      9,005
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
   Net Cash Used in Investing Activities                                            (82,307)   (46,543)  (153,700)
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------

Cash Flows from Financing Activities:
Universal life and investment contract deposits                                     239,513    246,242    284,899
----------------------------------------------------------------------------------
Universal life and investment contract withdrawals                                 (193,727)  (165,059)  (148,585)
----------------------------------------------------------------------------------
Investment contract transfers                                                       (15,939)   (43,749)   (45,015)
----------------------------------------------------------------------------------
Common stock issued for benefit plans                                                  (124)      (145)        --
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
   Net Cash Provided by Financing Activities                                         29,723     37,289     91,299
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
   Net Increase (Decrease) in Cash and Invested Cash                                (33,395)    13,384     21,129
------------------------------------------------------------------------------------------------------------------
Cash and Invested Cash at Beginning-of-Year                                          49,757     36,373     15,244
                                                                                  ---------  ---------  ---------
----------------------------------------------------------------------------------
   Cash and Invested Cash at End-of-Year                                          $  16,362  $  49,757  $  36,373
--------------------------------------------------------------------------------- =========  =========  =========

See accompanying notes to the Financial Statements.

Lincoln Life & Annuity Company of New York

Notes to Financial Statements

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies

Lincoln Life & Annuity Company of New York (the "Company" which may also be referred to as "we" or "us") is a wholly-owned subsidiary of The Lincoln National Life Insurance Company ("LNL"), which is a wholly-owned subsidiary of Lincoln National Corporation ("LNC"). The Company's principal business consists of underwriting annuities and life insurance contracts sold through multiple distribution channels. The Company conducts business only in New York. Operations are divided into two business segments: Lincoln Retirement and Life Insurance. These Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The balance sheet information presented in these financial statements and notes thereto is as of December 31 for each respective year. The statement of income information is for the year ended December 31 for each respective year.

Use of Estimates
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the Financial Statements and accompanying notes. Actual results may differ from those estimates.

Investments
Securities available-for-sale consists of fixed maturity and equity securities, which are carried at fair value. The cost of available-for-sale fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of available-for-sale fixed maturity and equity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

For the mortgage-backed securities portion of the available-for-sale fixed maturity securities portfolio, we recognize investment income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement. When we determine that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; or 3) the fair value of the collateral. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. The net provision for losses is reported as realized gain
(loss) on investments. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments includes realized gains and (losses) from the sale of investments and net gain (loss) on reinsurance embedded derivative. See Note 3 for additional detail. Realized gain (loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method. Changes in the fair values of available-for-sale securities carried at fair value are reported as a component of accumulated other comprehensive income, after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Derivative Instruments
We recognize all derivative instruments as either assets or liabilities in the Balance Sheet at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. The Company did have derivative instruments that were economic hedges, but were not designated as hedging instruments under Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133").

We have certain modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements with embedded derivatives related to the funds withheld assets. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements. Changes in the fair value of these derivatives are recorded in net income as they occur.

See Note 8 for further discussion of our accounting policy for derivative instruments.

Property and Equipment
Property and equipment owned for company use is included in other assets in our Balance Sheet and is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group

Lincoln Life & Annuity Company of New York variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance. Revenues for investment products and universal life insurance products consist of net investment income, asset based fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender charges that have been assessed and earned against policy account balances and premiums received during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract by the contractholder in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts Assets and liabilities related to separate accounts represent segregated funds administered and invested by us for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by us for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fee revenue.

Deferred Acquisition Costs, Deferred Front End Loads, Deferred Sales Inducements Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments"
("SFAS 97") and SFAS No. 60, "Accounting and Reporting by Insurance
Enterprises" ("SFAS 60"). Under SFAS No. 97, acquisition costs for universal life, variable universal life insurance and investment-type products, which include fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges, investment, mortality net of reinsurance ceded and expense margins, and actual realized gain (loss) on investments. Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies. Policy lives for fixed and variable deferred annuities are 14 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge variable products. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under SFAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There are currently no deferred acquisition costs ("DAC") being amortized under SFAS 60 for fixed and variable payout annuities.

For all SFAS 97 and SFAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads" or "DFEL") and are amortized into income over the life of the policy in a manner consistent with that used for DAC. (See above for discussion of amortization methodologies.)

Bonus credits and amounts credited to policyholders for enhanced interest rates on variable annuity contracts that are under dollar cost averaging ("DCA") funding arrangements are considered sales inducement and deferred as a sales inducement asset (referred to as "deferred sales inducements" or "DSI") included in other assets. DSI is amortized as a benefit expense over the expected life of the contract. Amortization is computed using the same methodology and assumptions used in amortizing DAC.

Benefits and Expenses
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in the Company's general account during 2003 through 2005 ranged from 4.00% to 7.00%. For traditional life, group health and disability income products, benefits and expenses, other than deferred acquisition costs, are recognized when incurred in a manner consistent with the related premium recognition policies. Benefits and expenses includes the change in reserves for annuity products with guaranteed benefits, such as guaranteed minimum death benefits ("GMDB") and guaranteed income benefits ("GIB"), and the change in fair values of guarantees for annuity products with guaranteed minimum withdrawal benefits ("GMWB").

Lincoln Life & Annuity Company of New York

Goodwill and Other Intangible Assets
Goodwill, as measured by the excess of the cost of acquired subsidiaries or businesses over the fair value of net assets acquired, is not amortized, but is subject to impairment tests conducted at least annually.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the "present value of in-force"). The present value of in-force ("PVIF") is amortized over the expected lives of the block of insurance business in relation to the incidence of estimated profits expected to be generated on universal life, variable universal life and investment-type products acquired, (i.e., variable deferred annuities) and over the premium paying period for insurance products acquired, (i.e., traditional life insurance products). Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for PVIF vary depending upon the particular characteristics of the underlying blocks of acquired insurance business. PVIF is amortized in a manner consistent with DAC.

The carrying values of other intangible assets are reviewed periodically for indicators of impairment in value that are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the company operates, (2) profitability analyses,
(3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary.

Insurance and Investment Contract Liabilities
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 2.25% to 7.00% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 0.75% to 13.50%.

Beginning January 1, 2004, the liabilities for future claim reserves for variable annuity products containing GMDB features are calculated by multiplying the benefit ratio (present value of total expected GMDB payments over the life of the contract divided by the present value of total expected assessments over the life of the contract) by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GMDB payments plus interest. The change in the reserve for a period is the benefit ratio multiplied by the assessments recorded for the period less GMDB claims paid in the period plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are unlocked to reflect the changes in a manner similar to DAC. Prior to January 1, 2004, the liabilities for future claim reserves for the GMDB feature were a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR was positive.

With respect to its insurance and investment contract liabilities, the Company continually reviews its: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by the Company includes participating life insurance contracts, under which the policyholder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. As of December 31, 2005 and 2004 participating policies comprised 3% and 4% of the face amount of insurance in-force, and dividend expenses were $5.8 million, $5.8 million and $4.8 million for the years ended December 31, 2005, 2004, and 2003, respectively.

Reinsurance
The Company enters into reinsurance agreements with other companies in the normal course of its business. All reinsurance agreements, excluding Modco agreements, are reported on a gross basis. Modco agreements are reported net, since there is a right of offset.

Post-retirement Medical and Life Insurance Benefits
The Company accounts for its post-retirement medical and life insurance benefits using the full accrual method.

Stock Based Compensation
The Company expenses the fair value of stock awards included in its incentive compensation plans. On the date LNC's Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology. The fair value of other stock awards is based upon the market value of the stock. The fair value of the awards is expensed over the service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in shareholders' equity. For additional information on stock based incentive compensation see Note 7.

Income Taxes
The Company has elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Reclassifications
Certain amounts reported in prior years' Financial Statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications have no effect on net income or shareholder's equity of the prior years.

Lincoln Life & Annuity Company of New York

Notes to Financial Statements

--------------------------------------------------------------------------------
2. Changes in Accounting Principles and Changes in Estimates


SFAS No. 123(r) -- Accounting for Share-Based Payment.

In December 2004, the Financial Accounting Standards Board ("FASB") issued SFAS No. 123 (revised 2004), "Share-Based Payment" ("SFAS 123(r)"), which is a revision of SFAS 123, "Accounting for Stock-based Compensation." SFAS 123(r) requires recognition in the income statement of all share-based payments to employees based on their fair values. We had previously adopted the retroactive restatement method under SFAS 148, "Accounting for Stock-based Compensation -- Transition and Disclosure," and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994.

We currently use the Black-Scholes formula to estimate the value of stock options granted to employees. We are evaluating the use of other acceptable option valuation models upon the required adoption of SFAS 123(r). SFAS 123(r) also requires the reporting of the benefits of tax deductions in excess of recognized compensation as financing cash flow rather than as an operating cash flow. In April 2005, the Securities and Exchange Commission ("SEC") deferred required implementation to January 1, 2006. We do not expect the adoption of SFAS 123(r) to have a material effect on our results of operations, operating cash flows or financial position.

Statement of Position 05-1.

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for DAC on internal replacements other than those described in SFAS 97. An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or
(c) electing a feature or coverage within a replaced contract. Contract modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. Contract modifications that result in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized DAC, unearned revenue and deferred sales charges must be written-off. SOP 05-1 is to be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We expect to adopt SOP 05-1 effective January 1, 2007. We are currently evaluating the potential effects of SOP 05-1 on our financial condition and results of operations.

EITF 03-1 -- The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments.

In March 2004, the FASB's Emerging Issues Task Force ("EITF") reached a final consensus on Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). EITF 03-1 established impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also required the accrual of income on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made.

In September 2004, the FASB delayed the effective date of the accounting and measurement provisions of EITF 03-1 in order to consider further guidance. However, the disclosure requirements and the definition of other-than-temporary impairment ("OTTI") included in EITF 03-1 were not delayed, and accordingly we adopted the definition of OTTI to evaluate all securities within the scope of EITF 03-1 and provided the required disclosures.

In November 2005, the FASB issued FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"). The guidance in FSP 115-1 nullifies the accounting and measurement provisions of EITF 03-1, references existing OTTI guidance, and supersedes EITF Topic No. D-44 "Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value." FSP 115-1 will be applied prospectively and is effective for reporting periods beginning after December 15, 2005. We will adopt FSP 115-1 on January 1, 2006. Our existing policies for recognizing OTTIs are consistent with the guidance in FSP 115-1, therefore we do not expect the adoption will have an effect on our consolidated financial condition or results of operations.

SFAS No. 155 -- Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS 155"), which permits fair value remeasurement for a hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation. Under SFAS 155, an entity may make an irrevocable election to measure a hybrid financial instrument at fair value, in its entirety, with changes in fair value recognized in earnings. SFAS 155 also: (a) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;
(b) eliminates the interim guidance in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interests in Securitized Financial Assets," and establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (c) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and,
(d) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. We expect to

Lincoln Life & Annuity Company of New York adopt SFAS 155 for all financial instruments acquired, issued, or subject to a remeasurement event occurring after January 1, 2007. Upon adoption of SFAS 155, the fair value election may also be applied to hybrid financial instruments that had previously been bifurcated pursuant to SFAS 133. Prior period restatement is not permitted. We are currently evaluating the potential effects of SFAS 155 on our consolidated financial condition and results of operations.

Statement of Position 03-1

In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("the SOP").

The SOP provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as GMDB, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, the SOP addresses the presentation and reporting of separate accounts, the capitalization and amortization of sales inducements, and secondary guarantees on universal-life type contracts. The Company implemented the provisions of the SOP as of January 1, 2004. Adjustments arising from implementation were not material and have been recorded in net income as a cumulative effect of accounting change.

FSP FAS 97-1 -- Situations in Which Paragraphs of FASB Statement No. 97 Permit or Require Accrual of an Unearned Revenue Liability.

In June 2004, the FASB issued FSP FAS 97-1 ("FSP 97-1"), which was effective for the third quarter 2004. FSP 97-1 clarified that SOP 03-1 did not restrict the recording of a liability for unearned revenue as defined in accordance with paragraphs 17(b) and 20 of SFAS 97 to only those situations where profits are followed by expected losses. We implemented the requirements of FSP 97-1, and they did not have any effect on our results of operations.

FSP FAS -- 106-2 -- Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003.

In May 2004, the FASB issued FSP FAS 106-2 ("FSP 106-2"), to provide accounting guidance related to the Medicare Prescription Drug Improvement and Modernization Act of 2003 ("the Medicare Act"), which became law in December 2003. The Medicare Act introduces a prescription drug benefit under Medicare, and a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. FSP 106-2 requires sponsors of a post-retirement health care plan that provides retiree prescription drug benefits to reflect the provisions of the Medicare Act in determining post-retirement benefit cost for the first annual or interim period starting after June 15, 2004. We completed our analysis and incorporated the provisions of the Medicare Act in determining other post-retirement benefit costs and the accumulated post-retirement benefit obligation in the third quarter of 2004. Implementation of FSP 106-2 did not have a material effect on our results of operations. For additional information, see Note 7. During 2005, we became eligible to receive the federal subsidy available under the Medicare Act, as the retiree prescription drug benefits included in our retiree medical benefit plan are at least actuarially equivalent to Medicare Part D.

Accounting for Modified Coinsurance

During the fourth quarter of 2003, the Company implemented the FASB's Derivative Implementation Group Statement 133 Implementation Issue No. B36 ("DIG B36"). DIG B36 provides that the embedded derivatives included within Modco and CFW reinsurance agreements must be accounted for separately from the underlying reinsurance agreements. The effective date for implementation of DIG B36 for the Company was the October 1, 2003 start date of the fourth quarter. At the time of adoption, the Company recorded a charge to net income of $0.4 million pre-tax ($0.2 million after-tax) as a cumulative effect of a change in accounting, representing the fair value of the embedded derivatives included in various Modco and CFW reinsurance agreements. In conjunction with recording the above charge, the Company also recorded an increase in Other Comprehensive Income relating to the fact that prior to the adoption of DIG B36 the net unrealized gains on the underlying available-for-sale securities supporting these reinsurance agreements had been accounted for as gains benefiting the reinsurance companies assuming the risks under these Modco and CFW reinsurance agreements.

Effective with the fourth quarter of 2003, changes in the fair value of the embedded derivative as measured by the changes in the fair value of available-for-sale securities supporting these reinsurance arrangements, flows through net income.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                             Amortized Cost Gains  Losses  Fair Value
                                             -------------- ------ ------  ----------
                                                          (in millions)
                                             ----------------------------------------
2005:
  Corporate bonds...........................    $1,546.3    $ 58.9 $(15.8)  $1,589.4
  U.S. government bonds.....................        10.8       0.6     --       11.4
  Foreign government bonds..................        15.6       2.2     --       17.8
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........        40.2       1.1   (0.5)      40.8
    Collateralized mortgage obligations.....       155.8       0.7   (1.8)     154.7
    Commercial mortgage backed securities...       208.4       5.3   (1.8)     211.9
    Other asset-backed securities...........         7.3       0.1     --        7.4
  State and municipal bonds.................        22.8       0.8   (0.1)      23.5
  Redeemable preferred stocks...............         4.6       0.6     --        5.2
                                               ---------    ------ ------   --------
       Total fixed maturity securities......     2,011.8      70.3  (20.0)   2,062.1
Equity securities...........................         2.5       0.1     --        2.6
                                               ---------    ------ ------   --------
       Total................................   $ 2,014.3    $ 70.4 $(20.0)  $2,064.7
                                               =========    ====== ======   ========
2004:
  Corporate bonds...........................   $ 1,518.3    $ 91.7 $ (5.6)  $1,604.4
  U.S. government bonds.....................        11.4       0.8     --       12.2
  Foreign government bonds..................        17.6       2.3     --       19.9
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........        43.9       1.7   (0.1)      45.5
    Collateralized mortgage obligations.....       131.9       2.5   (0.3)     134.1
    Commercial mortgage backed securities...       199.4      11.5   (0.5)     210.4
    Other asset-backed securities...........        12.8       0.6     --       13.4
  State and municipal bonds.................        20.8       1.1     --       21.9
  Redeemable preferred stocks...............         2.6       0.7     --        3.3
                                               ---------    ------ ------   --------
       Total fixed maturity securities......     1,958.7     112.9   (6.5)   2,065.1
Equity securities...........................         2.5       0.3     --        2.8
                                               ---------    ------ ------   --------
       Total................................   $ 1,961.2    $113.2 $ (6.5)  $2,067.9
                                               =========    ====== ======   ========

Lincoln Life & Annuity Company of New York

Future maturities of fixed maturity securities available-for-sale are as follows:

                                            Amortized Cost Fair Value
                                            -------------- ----------
                                                  (in millions)
                                            -------------------------
           Due in one year or less.........    $   82.0     $   83.7
           Due after one year through five
            years..........................       469.9        476.6
           Due after five years through ten
            years..........................       542.4        548.9
           Due after ten years.............       505.8        538.1
                                               --------     --------
               Subtotal....................     1,600.1      1,647.3
           Asset and mortgage-backed
            securities.....................       411.7        414.8
                                               --------     --------
               Total.......................    $2,011.8     $2,062.1
                                               ========     ========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

The amortized cost and estimated fair value of investments in asset and mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                                  Amortized Cost Fair Value
                                  -------------- ----------
                                        (in millions)
                                  -------------------------
                     Below 5%....     $ 18.3       $ 17.9
                     5%-6%.......      162.6        161.3
                     6%-7%.......      124.5        125.4
                     Above 7%....      106.3        110.2
                                      ------       ------
                         Total...     $411.7       $414.8
                                      ======       ======

The quality ratings of fixed maturity securities available-for-sale are as follows:

            NAIC        Rating Agency          Estimated
            Designation Equivalent Designation Fair Value % of Total
            ----------- ---------------------- ---------- ----------
                                                   (in millions)
                                               --------------------
                 1        AAA / AA / A........  $1,331.6     64.6%
                 2        BBB.................     663.3     32.2%
                 3        BB..................      48.4      2.3%
                 4        B...................       9.2      0.4%
                 5        CCC and lower.......       8.5      0.4%
                 6        In or near default..       1.1      0.1%
                                                --------    -----
                                                $2,062.1    100.0%
                                                ========    =====

The major categories of net investment income are as follows:

                                              2005   2004   2003
                                             ------ ------ ------
                                                (in millions)
                                             --------------------
               Fixed maturity securities
                available-for-sale.......... $118.1 $120.0 $119.0
               Equity securities
                available-for-sale..........    0.2    0.2    0.2
               Mortgage loans on real estate   12.3   10.7    9.7
               Policy loans.................    8.8    9.0    9.3
               Other investments............    1.2    0.8    0.6
                                             ------ ------ ------
                 Investment revenue.........  140.6  140.7  138.8
               Investment expense...........    2.2    2.0    2.1
                                             ------ ------ ------
                   Net investment income.... $138.4 $138.7 $136.7
                                             ====== ====== ======

The detail of the net realized gain (loss) on investments and derivative instruments is as follows:

                                                 2005   2004   2003
                                                -----  -----  ------
                                                    (in millions)
                                                --------------------
          Fixed maturity securities
           available-for-sale
            Gross gain......................... $ 2.2  $ 3.0  $ 24.3
            Gross loss.........................  (3.3)  (5.6)  (12.2)
          Other investments....................   0.1    0.1     0.5
          Associated (amortization)/restoration
           of deferred acquisition costs and
           provision for policyholder
           commitments.........................  (2.4)  (1.8)   (5.0)
          Investment expenses..................  (0.3)  (0.3)   (0.3)
                                                -----  -----  ------
          Total realized gain on investments...  (3.7)  (4.6)    7.3
          Gain (loss) on derivative instruments
           net of associated (amortization)/
           restoration of deferred acquisition
           costs...............................   0.3     --    (0.2)
                                                -----  -----  ------
          Total realized gain (loss) on
           investments and derivative
           instruments......................... $(3.4) $(4.6) $  7.1
                                                =====  =====  ======

Write-downs for other than temporary declines in fair value of fixed maturity securities and net changes in allowances for loss on mortgage loans, which are included in the realized loss on investments and derivative instruments shown above, are as follows:

                                               2005  2004  2003
                                               ---- -----  ----
                                                (in millions)
                                               ----------------
                 Fixed maturity securities
                  available-for-sale.......... $1.5 $ 4.5  $7.8
                 Mortgage loans on real estate   --  (0.1)  0.2
                                               ---- -----  ----
                     Total.................... $1.5 $ 4.4  $8.0
                                               ==== =====  ====

Lincoln Life & Annuity Company of New York

The change in net unrealized gains (losses) on investments in fixed maturity and equity securities available-for-sale is as follows:

                                            2005    2004  2003
                                           ------  -----  ----
                                              (in millions)
                                           -------------------
                 Fixed maturity securities $(56.1) $(4.6) $8.2
                 Equity securities........   (0.2)   0.2   0.1
                                           ------  -----  ----
                     Total................ $(56.3) $(4.4) $8.3
                                           ======  =====  ====

For total traded and private securities held by the Company at December 31, 2005 and 2004, that are in unrealized loss status, the fair value, amortized cost, unrealized loss and total time period that the security has been in an unrealized loss position are presented in the table below.

                                                            % Fair Amortized % Amortized Unrealized % Unrealized
                                                 Fair Value Value    Cost       Cost        Loss        Loss
                                                 ---------- ------ --------- ----------- ---------- ------------
                                                                          (in millions)
                                                 --------------------------------------------------------------
2005
(less or =) 90 days.............................   $167.1    21.2%  $168.4       20.9%     $ (1.3)       6.5%
(greater than) 90 days but (less or =) 180 days.    360.2    45.8%   366.6       45.5%       (6.4)      32.0%
(greater than) 180 days but (less or =) 270 days     41.2     5.2%    42.2        5.2%       (1.0)       5.0%
(greater than) 270 days but (less or =) 1 year..     59.5     7.6%    61.4        7.6%       (1.9)       9.5%
(greater than) 1 year...........................    158.5    20.2%   167.9       20.8%       (9.4)      47.0%
                                                   ------   -----   ------      -----      ------      -----
   Total........................................   $786.5   100.0%  $806.5      100.0%     $(20.0)     100.0%
                                                   ======   =====   ======      =====      ======      =====
2004
(less or =) 90 days.............................   $131.0    43.0%  $132.0       42.4%     $ (1.0)      15.4%
(greater than) 90 days but (less or =) 180 days.     21.7     7.1%    22.1        7.1%       (0.4)       6.2%
(greater than) 180 days but (less or =) 270 days     49.2    16.2%    50.2       16.1%       (1.0)      15.4%
(greater than) 270 days but (less or =) 1 year..     25.1     8.2%    25.7        8.3%       (0.6)       9.2%
(greater than) 1 year...........................     77.6    25.5%    81.1       26.1%       (3.5)      53.8%
                                                   ------   -----   ------      -----      ------      -----
   Total........................................   $304.6   100.0%  $311.1      100.0%     $ (6.5)     100.0%
                                                   ======   =====   ======      =====      ======      =====

For fixed maturity and equity securities available-for-sale with unrealized losses as of December 31, 2005 and 2004, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous loss position are summarized as follows:

                                                Less Than
                                           or Equal to Twelve
                                                 Months        Greater Than Twelve Months        Total
                                           ------------------  -------------------------  ------------------
                                                      Gross                   Gross                  Gross
                                           Carrying Unrealized Carrying     Unrealized    Carrying Unrealized
                                            Value     Losses    Value         Losses       Value     Losses
                                           -------- ---------- --------     ----------    -------- ----------
                                                                  (in millions)
                                           -----------------------------------------------------------------
2005:
  Corporate bonds.........................  $437.4    $ (7.7)   $130.3        $(8.1)       $567.7    $(15.8)
  U.S. government bonds...................      --        --        --           --            --        --
  Foreign government bonds................      --        --        --           --            --        --
  Asset and mortgage-backed securities:
   Mortgage pass-through securities.......    19.4      (0.2)      5.1         (0.3)         24.5      (0.5)
   Collateralized mortgage obligations....    94.2      (1.5)      6.2         (0.3)        100.4      (1.8)
   Commercial mortgage backed securities..    69.5      (1.1)     15.9         (0.7)         85.4      (1.8)
   Other asset-backed securities..........     1.0        --        --           --           1.0        --
  State and municipal bonds...............     6.5      (0.1)      1.0           --           7.5      (0.1)
  Redeemable preferred stocks.............      --        --        --           --            --        --
                                            ------    ------    ------        -----        ------    ------
    Total fixed maturity securities.......   628.0     (10.6)    158.5         (9.4)        786.5     (20.0)
Equity securities.........................      --        --        --           --            --        --
                                            ------    ------    ------        -----        ------    ------
    Total.................................  $628.0    $(10.6)   $158.5        $(9.4)       $786.5    $(20.0)
                                            ======    ======    ======        =====        ======    ======
2004:
  Corporate bonds.........................  $184.7    $ (2.5)   $ 64.0        $(3.1)       $248.7    $ (5.6)
  U.S. government bonds...................      --        --        --           --            --        --
  Foreign government bonds................      --        --       0.4           --           0.4        --
  Asset and mortgage-backed securities:
   Mortgage pass-through securities.......     8.9      (0.1)      2.6           --          11.5      (0.1)
   Collateralized mortgage obligations....    21.2      (0.3)      0.1           --          21.3      (0.3)
   Commercial mortgage backed securities..    11.8      (0.1)      9.5         (0.4)         21.3      (0.5)
   Other asset-backed securities..........     0.4        --        --           --           0.4        --
  State and municipal bonds...............      --        --       1.0           --           1.0        --
  Redeemable preferred stocks.............      --        --        --           --            --        --
                                            ------    ------    ------        -----        ------    ------
    Total fixed maturity securities.......   227.0      (3.0)     77.6         (3.5)        304.6      (6.5)
Equity securities.........................      --        --        --           --            --        --
                                            ------    ------    ------        -----        ------    ------
    Total.................................  $227.0    $ (3.0)   $ 77.6        $(3.5)       $304.6    $ (6.5)
                                            ======    ======    ======        =====        ======    ======

Lincoln Life & Annuity Company of New York

Securities available-for-sale deemed to have declines in fair value that were other than temporary were written down to fair value. The fixed maturity securities to which these write-downs apply were generally of investment grade at the time of purchase, but were subsequently downgraded by rating agencies to "below-investment grade." Factors considered by the Company in determining whether declines in the fair value of fixed maturity securities are other than temporary include 1) the significance of the decline, 2) the Company's ability and intent to retain the investment for a sufficient period of time for it to recover, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer. Based upon these factors, securities that have indications of potential impairment are subject to intensive review. Where such analysis results in a conclusion that declines in fair values are other than temporary, the security is written down to fair value. See Note 9 for a general discussion of the methodologies and assumptions used to determine estimated fair values.

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                       2005   2004
                                                      -----  -----
                                                      (in millions)
                                                      ------------
             Impaired loans with allowance for losses $ 1.0  $ 1.0
             Allowance for losses....................  (0.2)  (0.3)
                                                      -----  -----
                 Net impaired loans.................. $ 0.8  $ 0.7
                                                      =====  =====

The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

A rollforward of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                                2005   2004   2003
                                               -----  -----  -----
                                                  (in millions)
                                               -------------------
            Balance at beginning-of-year...... $ 0.3  $ 0.4  $ 0.2
            Provisions for losses.............    --     --    0.3
            Releases due to principal paydowns  (0.1)  (0.1)  (0.1)
                                               -----  -----  -----
                Balance at end-of-year........ $ 0.2  $ 0.3  $ 0.4
                                               =====  =====  =====

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                                     2005 2004 2003
                                                     ---- ---- ----
                                                     (in millions)
                                                     --------------
             Average recorded investment in impaired
              loans................................. $0.7 $1.3 $2.1
             Interest income recognized on impaired
              loans.................................   --  0.2  0.1

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2005 and 2004, the Company had no mortgage loans on non-accrual status and no mortgage loans past due 90 days on which interest was still being accrued.

As of December 31, 2005 and 2004, the Company had restructured mortgage loans of $1.4 million and $1.5 million, respectively. The Company recorded $0.1 million of interest income on these restructured mortgage loans in both 2005 and 2004. Interest income in the amount of $0.1 million would have been recorded in both 2005 and 2004 on these mortgage loans according to their original terms. As of December 31, 2005 and 2004, the Company had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2005 the Company's investment commitments for fixed maturity securities (primarily private placements) and mortgage loans on real estate were $3.6 million.

The carrying value of fixed maturity securities available-for-sale, mortgage loans on real estate and real estate investments which were non-income producing totaled $1.7 million and $7.4 million at December 31, 2005 and 2004, respectively.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
4. Federal Income Taxes


The Federal income tax expense (benefit) is as follows:

                                           2005  2004   2003
                                           ----- ----- -----
                                             (in millions)
                                           -----------------
                  Current................. $ 8.4 $13.5 $(2.2)
                  Deferred................   5.2   1.8  16.5
                                           ----- ----- -----
                      Total tax expense... $13.6 $15.3 $14.3
                                           ===== ===== =====

The effective tax rate on pre-tax income is lower than the prevailing corporate Federal income tax rate. A reconciliation of this difference is as follows:

                                             2005    2004   2003
                                            ------  -----  -----
                                                (in millions)
                                            --------------------
              Tax rate times pre-tax income $ 14.9  $15.8  $15.3
              Effect of:
                Tax-preferred investment
                 income....................   (0.7)  (0.4)    --
                Other items................   (0.6)  (0.1)  (1.0)
                                            ------  -----  -----
                Provision for income taxes.  $13.6  $15.3  $14.3
                                            ======  =====  =====
                Effective tax rate.........    32%     34%    33%

The Federal income tax liability is as follows:

                                                       2005   2004
                                                       -----  -----
                                                       (in millions)
                                                       -------------
             Current.................................. $ 5.0  $ 9.2
             Deferred.................................  30.5   36.7
                                                       -----  -----
                 Total Federal income tax liability... $35.5  $45.9
                                                       =====  =====

Components of the Company's deferred tax assets and liabilities are as follows:

                                                     2005   2004
                                                    ------ ------
                                                    (in millions)
                                                    -------------
              Deferred tax assets:
              Insurance and investment contract
               liabilities......................... $ 67.4 $ 62.4
              Investment related...................    2.1    1.6
              Ceding commission asset..............    2.4    2.8
              Other................................    5.3    0.5
                                                    ------ ------
                  Total deferred tax assets........   77.2   67.3
                                                    ------ ------
              Deferred tax liabilities:
              Deferred acquisition costs...........   40.1   19.2
              Net unrealized gain on securities
               available-for-sale..................   17.6   37.4
              Present value of business in-force...   40.8   45.7
              Other................................    9.2    1.7
                                                    ------ ------
                  Total deferred tax liabilities...  107.7  104.0
                                                    ------ ------
                  Net deferred tax liability....... $ 30.5 $ 36.7
                                                    ====== ======

The Company files its tax return as part of a consolidated Federal income tax filing with its common parent, LNC. Net cash paid to LNC for Federal income taxes was $12.6 million in 2005 and $9.7 million in 2004. Net cash received for Federal income taxes in 2003 was $5.8 million due to the carry-forward of pre-consolidation tax losses and carry back of 2002 tax losses.

At December 31, 2005 and 2004, the Company concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2005 and 2004.

The LNC consolidated return group is subject to annual tax examinations from the IRS. The IRS has examined tax years 1996, 1997 and 1998, with assessments resulting in a payment that was not material to the consolidated results of operations. LNC believes a portion of the assessment is inconsistent with existing law, and is protesting it through the established IRS appeals process. LNC and its affiliates are currently under audit by the IRS for years 1999-2002. The Company does not anticipate that any adjustments that might result from such audits would be material to the Company's results of operations or financial condition.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
5. Supplemental Financial Data


Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees", are as follows:

                                               2005    2004    2003
                                              ------  ------  ------
                                                   (in millions)
                                              ----------------------
          Insurance assumed.................. $   --  $   --  $   --
          Insurance ceded....................  (45.8)  (38.2)  (32.2)
                                              ------  ------  ------
              Net reinsurance premiums and
               fees.......................... $(45.8) $(38.2) $(32.2)
                                              ======  ======  ======

The income statement caption, "Benefits," is net of reinsurance recoveries of $39.1 million, $57.4 million and $25.0 million for the years ended December 31, 2005, 2004 and 2003, respectively.

A rollforward of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                        2005    2004
                                                       ------  ------
                                                        (in millions)
                                                       --------------
         Balance at beginning-of-year................. $ 82.0  $ 55.7
         Deferral.....................................   50.3    40.9
         Amortization.................................  (16.3)  (14.7)
         Adjustment related to realized (losses) gains
          on securities available-for-sale............   (2.4)   (1.9)
         Adjustment related to unrealized gains
          (losses) on securities available-for-sale...   24.4     1.9
         Cumulative effect of accounting change.......     --     0.1
                                                       ------  ------
         Balance at end-of-year....................... $138.0  $ 82.0
                                                       ======  ======

Realized losses on investments and derivative instruments on the Statements of Income for 2005, 2004 and 2003 are net of amounts amortized against deferred acquisition costs of $2.4 million, $1.9 million and $4.5 million, respectively. In addition, realized gains and losses are net of adjustments made to policyholder reserves, which were not material for 2005 and 2004 and $(0.5) million in 2003. The Company has either a contractual obligation or has a consistent historical practice of making allocations of investment gains and losses to certain policyholders.

A rollforward of deferred sales inducements, included in other assets on the balance sheet, is as follows:

                                                2005   2004   2003
                                               ------ -----  -----
                                                  (in millions)
                                               -------------------
            Balance at beginning-of-year...... $  4.8 $ 1.7  $  --
              Capitalized.....................    3.6   3.5    1.8
              Amortization....................  (0.7)  (0.4)  (0.1)
              Cumulative effect of accounting
               change.........................     --    --     --
                                               ------ -----  -----
                Balance at end-of-year........ $  7.7 $ 4.8  $ 1.7
                                               ====== =====  =====

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                              2005    2004    2003
                                             ------  ------  ------
                                                  (in millions)
                                             ----------------------
           Commissions...................... $ 34.8  $ 23.0  $ 21.4
           Other volume-related expenses....   24.9    24.0    20.9
           Operating and administrative
            expenses........................   13.8    13.2    22.1
           Deferred acquisition costs net of
            amortization....................  (34.0)  (26.2)  (24.8)
           Other intangibles amortization...   14.0    13.6    12.0
           Taxes, licenses and fees.........    4.1     4.1     5.5
           Restructuring charges............    0.8     0.4     0.5
                                             ------  ------  ------
               Total........................ $ 58.4  $ 52.1  $ 57.6
                                             ======  ======  ======

The carrying amount of goodwill by reportable segment as of December 31 is as follows:

                                                2005   2004
                                               ------ ------
                                               (in millions)
                                               -------------
                    Life Insurance Segment.... $ 92.8 $ 92.8
                    Lincoln Retirement Segment   16.7   16.7
                                               ------ ------
                        Total................. $109.5 $109.5
                                               ====== ======

For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                                          As of             As of
                                     December 31, 2005 December 31, 2004
                                     ----------------  ----------------
                                               Accumu-           Accumu-
                                      Gross     lated   Gross     lated
                                     Carrying  Amorti- Carrying  Amorti-
                                      Amount   zation   Amount   zation
                                     --------  ------- --------  -------
                                               (in millions)
                                     ---------------------------------
         Amortized Intangible
          Assets:
           Present value of in-force
             Lincoln Retirement
              Segment...............  $ 48.1    $25.5   $ 48.1    $20.9
             Life Insurance
              Segment...............   167.3     73.2    167.3     63.8
                                      ------    -----   ------    -----
         Total......................  $215.4    $98.7   $215.4    $84.7
                                      ======    =====   ======    =====

Lincoln Life & Annuity Company of New York

Future estimated amortization of present value of in-force is as follows (in millions):

                  2006-$11.2 2007-$11.1             2008-$11.8
                  2009-$11.5 2010-$11.7 Thereafter-$      59.4

A rollforward of the present value of insurance business acquired included in other intangible assets is as follows:

                                                     2005    2004
                                                    ------  ------
                                                     (in millions)
                                                    --------------
            Balance at beginning of year........... $130.7  $144.3
            Interest accrued on unamortized balance
             (Interest rates range from 5% to 7%)..    5.9     4.4
            Amortization...........................  (19.9)  (18.0)
                                                    ------  ------
              Balance at end-of-year............... $116.7  $130.7
                                                    ======  ======

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                                     2005     2004
                                                   -------- --------
                                                     (in millions)
                                                   -----------------
           Premium deposit funds.................. $1,027.4 $1,018.7
           Undistributed earnings on participating
            business..............................      8.0     10.0
           Other..................................     51.6     46.1
                                                   -------- --------
               Total.............................. $1,087.0 $1,074.8
                                                   ======== ========

Property and Equipment, which is included in other assets on the balance sheet, includes accumulated depreciation of $0.2 million and $0.1 million at December 31, 2005 and 2004, respectively.

--------------------------------------------------------------------------------
6. Insurance Benefit Reserves


The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts that include various types of GMDB and a GMWB. The GMDB features include those where the Company contractually guarantees to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals, (b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any partial withdrawals following the contract anniversary.

The following table provides information on the GMDB features outstanding at December 31, 2005 and 2004. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) The net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

At December 31, 2005, we had approximately $10.5 million of separate account values that were attributable to variable annuities with a GIB feature. All of the outstanding contracts with a GIB feature are still in the accumulation phase.

                                                       2005        2004
                                                       ------      ------
                                                      In Event of Death
                                                      ------------------
                                                      (dollars in millions)
                                                      ------------------
          Return of net deposit
            Account value............................ $985.6      $809.0
            Net amount at risk.......................    0.5         0.8
            Average attained age of
             contractholders.........................     49          48
          Return of net deposits plus a minimum
           return
            Account value............................ $  0.2      $  0.2
            Net amount at risk.......................    0.1         0.1
            Average attained age of
             contractholders.........................     75          74
            Guaranteed minimum return................      5%          5%
          Highest specified anniversary account value
           minus withdrawals post anniversary
            Account value............................ $633.0      $453.9
            Net amount at risk.......................    3.1         5.0
            Average attained age of
             contractholders.........................     63          63

Lincoln Life & Annuity Company of New York

Approximately $390.3 million and $154.0 million of separate account values at December 31, 2005 and 2004 respectively, were attributable to variable annuities with a GMWB feature. This GMWB feature offers the contractholder a guarantee equal to the initial deposit adjusted for any subsequent purchase payments or withdrawals. There are one-year and five-year step-up options, which allow the contractholder to step up the guarantee. GMWB features are considered to be derivatives under SFAS No. 133 resulting in the related liabilities being recognized at fair value, with changes in fair value being reported in net income.

Separate account balances attributable to variable annuity contracts with guarantees are as follows:

                                                       2005    2004
                                                      ------  ------
                                                       (in millions)
                                                      --------------
           Asset Type
           Domestic equity........................... $546.7  $332.1
           International equity......................   85.7    44.4
           Bonds.....................................  136.0    91.4
                                                      ------  ------
               Total.................................  768.4   467.9
           Money market..............................   96.7    62.6
                                                      ------  ------
               Total................................. $865.1  $530.5
                                                      ======  ======
           Percent of total variable annuity separate
            account values...........................     75%     65%
                                                      ======  ======

The following summarizes the liabilities for guarantees on variable contracts reflected in the general account:

                                                            GMDB
                                                         2005   2004
                                                        -----  -----
                                                        (in millions)
                                                        ------------
          Balance at January 1......................... $ 0.1  $ 0.3
            Cumulative effect of implementation of SOP
             03-1......................................    --   (0.3)
            Changes in reserves........................   0.4    0.3
            Benefits paid..............................  (0.1)  (0.2)
                                                        -----  -----
          Balance at December 31....................... $ 0.4  $ 0.1
                                                        =====  =====

--------------------------------------------------------------------------------
7. Benefit Plans


Pension and Other Post-retirement Benefit Plans

LNC maintains funded defined benefit pension plans for most of its U.S. employees including those of the Company. Effective January 1, 2002, the employees' pension plan was converted to a cash balance formula. Eligible employees retiring before 2012 will have their benefits calculated under both the old final average pay formula and the cash balance formula and will receive the greater of the two calculations. Employees retiring in 2012 or after will receive benefits under the cash balance formula. Benefits under the final average pay formula are based on total years of service and the highest 60 months of compensation during the last 10 years of employment. Under the cash balance formula, employees have guaranteed account balances that earn annual benefit credits and interest credits each year. Annual benefit credits are based on years of service and base salary plus bonus. All benefits accruing under the defined benefit plan for agents were frozen as of December 31, 1994. The plan is funded by contributions to a tax-exempt trust. LNC's funding policy is consistent with the funding requirements of Federal law and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future. Effective January 1, 2005, LNC amended the employees' pension plan to include 100% of eligible bonus amounts as compensation under the cash balance formula only.

LNC sponsors three types of unfunded, nonqualified, defined benefit plans for certain U.S. employees (including those of the Company): supplemental retirement plans, a salary continuation plan, and supplemental executive retirement plans. The supplemental retirement plan provides defined benefit pension benefits in excess of limits imposed by Federal tax law.

The salary continuation plan provides certain officers of the Company with a defined pension benefit based on years of service and final monthly salary upon death or retirement. This plan was frozen as of December 31, 2004.

LNC also sponsors unfunded plans that provide post-retirement medical, dental and life insurance benefits to full-time U.S. employees who, depending on the plan, have worked for the Company 10 years and attained age 55. Medical and dental benefits are also available to spouses and other dependents of employees. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Effective April 1, 2004, the employee's post-retirement plan was amended to provide that employees not attaining age 50 by that date are not eligible to receive life insurance benefits when they retire. Life insurance benefits for retirees are noncontributory for employees that attain the age of 50 by April 1, 2004 and meet the eligibility requirements at the time they retire; however, these participants can elect supplemental contributory life benefits up to age 70. Beginning January 1, 2002, the employees' post-retirement plan was amended to

Lincoln Life & Annuity Company of New York require employees not yet age 50 with five years of service by year end 2001 to pay the full medical and dental premium cost when they retire.

LNC uses December 31 as the measurement date for its pension and post-retirement plans.

401(k) and Profit Sharing Plans
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees (including those of the Company.) The Company's contribution to the 401(k) plans is equal to 50% of each participant's pre-tax contribution, not to exceed 6% of base pay plus cash bonus, and is invested as directed by the participant. An additional discretionary contribution of up to 100% may be made with respect to a participant's pre-tax contribution (again up to 6% of base pay plus cash bonus). The amount of discretionary contribution varies according to whether LNC has met certain performance-based criteria as determined by the Compensation Committee of LNC's Board of Directors. The Company's expense for the 401 (k) plan amounted to $0.2 million in 2005, 2004 and 2003.

Deferred Compensation Plans
LNC sponsors deferred compensation plans for certain U.S. employees including those of the Company who meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a menu of "phantom" investment options (identical to those offered under LNC's qualified savings plans) used as investment measures for calculating the investment return notionally credited to their deferrals. Under the terms of these plans, the Company agrees to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. The Company makes matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of the Company's contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense for these plans amounted to $0 in 2005, and $0.1 million in 2004 and 2003.

The Company's total liabilities associated with these plans were $0.6 million and $0.5 million at December 31, 2005 and 2004 respectively.

Stock-Based Incentive Compensation Plans
LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock incentive awards, stock appreciation rights, restricted stock awards, restricted stock units ("performance shares") and deferred stock units. Prior to 2003, these plans were comprised primarily of stock option incentive plans.

Effective January 1, 2003, LNC's stock-based employee compensation plan was revised to provide for performance vesting of employee awards, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. This plan replaced the LNC stock option plan. The Company awarded 983 and 1,650 performance share units in 2005 and 2004, respectively that could result in the issuance of LNC shares. As of December 31, 2005, 5,428 awarded performance share units were outstanding. The performance measures that must be met for vesting to occur are established at the beginning of each three-year performance period. Certain participants in the plan will select from seven different combinations of stock options, performance shares and or cash in determining the form of their award. Other participants will have their award paid in performance shares.

Total compensation expense for the Company's incentive plans involving performance vesting was less than $0.1 million for 2005 and 2004. All expense calculations for performance shares that were granted in 2005 and 2004 have been based upon the fair value at date of grant and an estimate of performance achievement over the three-year performance measurement periods. The estimated cost for each award cycle is expensed over the performance period. As the three-year performance periods progress, LNC refines its estimate of the expense associated with these awards, so that by the end of the three-year performance period, LNC's cumulative expense will reflect the actual level of awards that vest.

Stock options awarded under the stock option incentive plans in effect prior to 2003 were granted with an exercise price equal to the market value of LNC stock at the date of grant and, unless cancelled earlier due to certain terminations of employment, expire 10 years from the date of grant. Such options are generally transferable only upon death unless otherwise permitted by the Compensation Committee of LNC's Board of Directors. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date using shares of stock have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%, or if the reload option expires within 2 years, in which case the options become exercisable one month prior to expiration. The reload feature is not available for options granted after 2002.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
8. Restrictions, Commitments and Contingencies


Statutory Information and Restrictions

Net income (loss) as determined in accordance with statutory accounting practices for the Company was $(12.1) million, $20.8 million and $16.9 million for 2005, 2004 and 2003 respectively.

Statutory surplus for the Company was $253.9 million and $266.8 million at December 31, 2005 and 2004 respectively. The state of New York has adopted certain prescribed accounting practices that differ from those found in NAIC statutory accounting practices and effect the Company's reported statutory surplus. The Company utilizes a prescribed method for calculating annuity reserves, which decreased statutory surplus by $2.2 million and $1.4 million at December 31, 2005 and 2004, respectively. The Company also uses a permitted valuation interest rate on certain annuities, which decreased statutory surplus by $0.3 million at both December 31, 2005 and 2004.

The Company is subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL. Dividends cannot be declared by state of New York life insurance companies without 30-day notice to the Superintendent, who may disapprove. Dividends on Company stock are paid as declared by its Board of Directors. No dividends were declared in 2005, 2004 or 2003.

Marketing and Compliance Issues

There continues to be a significant amount of federal and state regulatory activity in the industry relating to numerous issues including, but not limited to, market timing and late trading of mutual fund and variable insurance products and broker-dealer access arrangements. Like others in the industry, the Company has received inquiries including requests for information and/or subpoenas from various authorities including the SEC, the National Association of Securities Dealers ("NASD") and the New York Attorney General, as well as notices of potential proceedings from the SEC and NASD. The Company is in the process of responding to, and in some cases has settled or is in the process of settling, certain of those inquiries and potential proceedings. We continue to cooperate fully with such authorities.

Regulators also continue to focus on replacement and exchange issues. Under certain circumstances companies have been held responsible for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor compliance procedures to minimize any potential liability. Due to the uncertainty surrounding all of these matters, it is not possible to provide a meaningful estimate of the range of potential outcomes; however it is management's opinion that future developments will not materially affect the Company's financial position.

Insurance Ceded and Assumed

The Company cedes insurance to other insurance companies. The portion of risks exceeding the company's retention limit is reinsured with other insurers. The Company seeks reinsurance coverage within the businesses that sell life insurance to limit its liabilities. As of December 31, 2005, the Company's maximum retention was $0.5 million on a single insured. Portions of the Company's deferred annuity business have been reinsured on a Modco basis with other companies to limit the company's exposure to interest rate risks. At December 31, 2005 the reserves associated with these reinsurance arrangements totaled $15.3 million. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying Financial Statements reflect premiums, benefits and deferred acquisition costs net of insurance ceded (see Note 5). The Company remains liable if their reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

As a result of indemnity reinsurance transactions entered into by the Company to purchase business from Aetna, Inc. and CIGNA Corporation insurance companies, the Company assumes insurance from these companies. Other amounts of insurance are assumed as a result of smaller purchases made by the Company.

Vulnerability from Concentrations

At December 31, 2005, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2005 24% of such mortgages, or $44.1 million, involved properties located in California, Illinois and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $4 million. Also at December 31, 2005, the Company did not have a material concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business or; 3) a market in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial position. Because the Company sells insurance products only in the state of New York, the Company does have a material concentration of its business in that state. This concentration could make the Company vulnerable to legislative or other risks that might significantly impact the ability to do business in the state of New York. The Company is not aware of any significant risks as a result of this geographic concentration.

Other Contingency Matters

The Company is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings

Lincoln Life & Annuity Company of New York ultimately will be resolved without materially affecting the financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

Accounting for Derivative Instruments and Hedging Activities

As of December 31, 2005 and 2004 the Company's derivative instruments consisted principally of the reinsurance related embedded derivative attributable to Modco and CFW arrangements. See Notes 1 and 3 for additional information.

--------------------------------------------------------------------------------
9. Fair Value of Financial Instruments


The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

Fixed Maturity and Equity Securities -- Available-for-Sale

Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values for equity securities are based on quoted market prices.

Mortgage Loans on Real Estate

The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans

The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Derivative Instruments

Fair values for these contracts are based on current settlement values. These values are based on industry standard models that are commercially available for put options. These models project cash flows of the derivatives using current and implied future market conditions. The cash flows are then present-valued to arrive at the derivatives' current fair market values.

Other Investments, Cash and Invested Cash

The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts

The balance sheet captions, "Insurance Policy and Claim Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e., deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions "Insurance Policy and Claim Reserves" and "Contractholder Funds" that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts, nor has the Company determined the fair value of such contracts. It is the Company's position that not disclosing the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's shareholder's equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Investment Commitments

Fair values for commitments to make investments in fixed maturity securities (primarily private placements) are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and

Lincoln Life & Annuity Company of New York the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts

Assets held in separate accounts are reported at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                               Carrying Value Fair Value Carrying Value Fair Value
                                                               -------------- ---------- -------------- ----------
                                                                                   December 31
                                                               --------------------------------------------------
                                                                    2005         2005         2004         2004
                                                               -------------- ---------- -------------- ----------
                                                                                  (in millions)
                                                               --------------------------------------------------
Assets (liabilities):
Fixed maturities securities...................................   $ 2,062.1    $ 2,062.1     $2,065.1    $ 2,065.1
Equity securities.............................................         2.6          2.6          2.8          2.8
Mortgage loans on real estate.................................       182.2        189.1        168.8        179.2
Policy loans..................................................       148.3        158.3        158.0        167.9
Other investments.............................................         3.4          3.4          2.0          2.0
Cash and invested cash........................................        16.4         16.4         49.8         49.8
Investment type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.    (1,006.8)    (1,015.5)      (990.2)    (1,008.0)
  Remaining guaranteed interest and similar contracts.........        (0.1)        (0.1)        (0.2)        (0.2)
Investment commitments........................................          --           --           --          0.1
Derivative instruments*.......................................        (0.2)        (0.2)         0.3          0.3

*Total derivative instruments for 2005 and 2004 represent reinsurance related embedded derivatives of $(0.2) million and $0.3 million, respectively, in other liabilities on the Balance Sheets.

As of December 31, 2005 and 2004, the carrying value of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $19.6 million and $27.7 million, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of deferred acquisition costs so that they are comparable with the fair value basis.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
10. Segment Information


The Company has two business segments: Lincoln Retirement and Life Insurance.

The Lincoln Retirement segment, with principal operations in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in the State of New York. Lincoln Retirement distributes some of its products through LNC's wholesaling unit, Lincoln Financial Distributors ("LFD"), as well as LNC's retail unit, Lincoln Financial Advisors ("LFA"). In addition, Lincoln Retirement has alliances with a variety of unrelated companies where we provide the manufacturing platform for annuity products and the alliance company provides investment management, marketing and distribution.

The Life Insurance segment, with principal operations in Hartford, Connecticut, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products in the State of New York. The Life Insurance segment offers universal life, variable universal life, interest-sensitive whole life, term life and corporate owned life insurance. The segment also offers linked-benefit life (a universal life product with a long-term care benefit). The Life Insurance segment's products are primarily distributed through LFD and LFA.

The Company reports operations not directly related to the business segments, unallocated corporate items (i.e., unallocated overhead expenses), LFA and LFD in "Other Operations."

Financial data by segment for 2003 through 2005 is as follows:

                                               2005    2004    2003
                                              ------  ------  ------
                                                   (in millions)
                                              ----------------------
           Revenue:
           Segment operating revenue:
             Lincoln Retirement.............. $ 84.0  $ 77.2  $ 74.1
             Life Insurance..................  138.6   142.4   141.6
             Other Operations................   15.1    12.7     7.1
             Consolidating adjustments.......  (14.4)  (12.1)   (6.9)
             Net realized investment
              results/(1)/...................   (3.4)   (4.6)    7.1
                                              ------  ------  ------
               Total......................... $219.9  $215.6  $223.0
                                              ======  ======  ======
           Net Income:
           Segment operating income:
             Lincoln Retirement.............. $ 10.1  $  7.7  $  3.7
             Life Insurance..................   18.7    22.3    22.2
             Other Operations................    3.1     3.2    (0.7)
             Other Items/(2)/................   (0.6)   (0.3)   (0.3)
             Net realized investment
              results/(3)/...................   (2.2)   (3.0)    4.6
                                              ------  ------  ------
               Income before cumulative
                effect of accounting
                change.......................   29.1    29.9    29.5
             Cumulative effect of accounting
              change.........................     --     0.1    (0.2)
                                              ------  ------  ------
           Net Income........................ $ 29.1  $ 30.0  $ 29.3
                                              ======  ======  ======

                                            2005     2004
                                          -------- --------
                                            (in millions)
                                          -----------------
                    Assets:
                      Lincoln Retirement. $2,406.6 $2,034.9
                      Life Insurance.....  1,674.1  1,628.8
                      Other Operations...     57.9     71.8
                                          -------- --------
                    Total................ $4,138.6 $3,735.5
                                          ======== ========

--------
/(1)/Includes realized gains (losses) on investments of $(3.4) million, $(4.6) million and $7.3 million for 2005, 2004 and 2003, respectively; and realized gains (losses) on derivative instruments of $(0.2) million for 2003.
/(2)/Represents restructuring charges.
/(3)/Includes realized gains (losses) on investments of $(2.2) million, $(3.0) million and $4.7 million for 2005, 2004 and 2003, respectively; realized losses on derivative instruments of $0.1 million for 2003.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
11. Shareholder's Equity


LNL owns all of the 20,000 authorized, issued and outstanding shares of $100 par value common stock of the Company.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                   2005      2004
                                                 --------  --------
                                                    (in millions)
                                                 ------------------
           Fair value of securities
            available-for-sale.................. $2,064.7  $2,067.9
           Cost of securities available-for-sale  2,014.3   1,961.2
                                                 --------  --------
           Unrealized gain......................     50.4     106.7
           Adjustments to deferred acquisition
            costs...............................    (18.0)    (42.4)
           Amounts required to satisfy
            policyholder commitments............     (2.9)     (4.2)
           Deferred income taxes................    (11.3)    (22.5)
                                                 --------  --------
           Net unrealized gain on securities
            available-for-sale.................. $   18.2  $   37.6
                                                 ========  ========

Adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments are netted against the deferred acquisition costs asset line and included within the insurance policy and claim reserve line on the Balance Sheets, respectively.

Details underlying the change in net unrealized gain on securities available-for-sale, net of reclassification adjustment shown on the Statements of Shareholder's Equity are as follows:

                                                  2005    2004  2003
                                                 ------  -----  -----
                                                    (in millions)
                                                 --------------------
          Unrealized gains on securities
           available-for-sale arising during the
           year................................. $(30.1) $ 0.8  $20.1
          Less:
            Reclassification adjustment for
             gains on disposals of prior year
             inventory included in net
             income/(1)/........................    0.5    2.1   19.5
            Federal income tax expense on
             reclassification...................  (11.2)   0.9    0.6
                                                 ------  -----  -----
          Net change in unrealized gain on
           securities available-for-sale, net of
           reclassifications and federal income
           tax expense.......................... $(19.4) $(2.2) $  --
                                                 ======  =====  =====

--------
/(1)/The reclassification adjustment for gains (losses) does not include the impact of associated adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments.

--------------------------------------------------------------------------------
12. Restructuring Charges


The following provides details on the Company's restructuring charges.

All restructuring charges recorded by the Company are included in underwriting, acquisition, insurance and other expenses on the Statements of Income in the years incurred.

2003 Restructuring Plan.
In January 2003, the Life Insurance segment announced that it was realigning its operations in Hartford, Connecticut and Schaumburg, Illinois to enhance productivity, efficiency and scalability while positioning the segment for future growth. In February 2003, Lincoln Retirement announced plans to consolidate its fixed annuity operations in Schaumburg, Illinois into Fort Wayne, Indiana. In June 2003, LNL announced that it was combining its retirement and life insurance businesses into a single operating unit focused on providing wealth accumulation and protection, income distribution and wealth transfer products. In August 2003, LNL announced additional realignment activities. The total Life Insurance and Retirement restructuring cost to the Company was $0.8 million, $0.4 million and $0.3 million for 2005, 2004 and 2003, respectively. Additional amounts expended that do not qualify as restructuring charges were $0.7 million for 2004. There were no amounts expended that do not qualify as restructuring during 2005.

--------------------------------------------------------------------------------
13. Transactions with Affiliates


The Company's products are primarily distributed through affiliated organizations, LFA and LFD. The Company paid $14.9 million, $12.9 million and $8.0 million in 2005, 2004, and 2003, respectively to these organizations based on business produced by them.

Delaware Management Holdings Inc. ("DMH"), a wholly owned subsidiary of LNC, is responsible for the management of the Company's general account investments. The management of these investments is priced on an "at cost" basis. The Company paid fees of $2.4 million, $2.4 million and $2.6 million to DMH for investment management services in 2005, 2004 and 2003, respectively.

The Company provides services to and receives services from affiliated companies plus it receives an allocation of corporate overhead from LNC, which resulted in net payments of $28.1 million, $24.8 million and $16.8 million in 2005, 2004 and 2003, respectively. The Company's related accounts payable to affiliates was $0.5 million and $22.8 million as of December 31, 2005 and 2004, respectively.

The Company cedes business to one affiliated company, LNL. During the fourth quarter of 2004, the Company entered into an additional arrangement with Lincoln National Reinsurance Company Limited relating to certain risks for certain universal life policies, which resulted from recent actuarial reserving guidelines. The caption insurance premiums, in the accompanying Statements of Income has been reduced by $9.4 million, $6.9 million and $5.6 million for premiums paid on these contracts in 2005, 2004, and 2003, respectively. The captions insurance policy and claim reserves and contractholder funds, in the accompanying balance sheets have been reduced by $11.0 million and $7.5 million related to reserve credits taken on these contracts as of December 31, 2005 and 2004, respectively.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
14. Subsequent Event

On April 4, 2006, LNC completed its merger with Jefferson-Pilot Corporation. After the merger, LNC offers fixed and variable universal life, fixed and equity indexed annuities, variable annuities, 401(k) and 403(b) offerings, and group life, disability and dental insurance products. The Company also operates television and radio stations.

Report of Independent Registered
Public Accounting Firm

To the Board of Directors and Shareholder of Lincoln Life & Annuity Company of New York

We have audited the accompanying balance sheets of Lincoln Life & Annuity Company of New York (the Company) as of December 31, 2005 and 2004, and the related statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Notes 1 and 2 to the financial statements, in 2004 the Company changed its method of accounting for certain non-traditional long-duration contracts and for separate accounts. Also, as discussed in Note 2 to the financial statements, in 2003 the Company changed its method of accounting for certain reinsurance arrangements.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
March 24, 2006

                           PART C -- OTHER INFORMATION

Item 27.
                                    EXHIBITS

        (1) Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account./(2)/

        (2)     N/A

        (3)     (a)     Principal Underwriting Agreement between Lincoln
                        Financial Advisors Corporation and Lincoln Life &
                        Annuity Company of New York./(3)/

                (b) Form of Selling Group Agreement between Lincoln Life & Annuity Company of New York and M Holdings Securities, Inc./(4)/

                (c)     Commission Schedule for Variable Life Policies./(6)/


        (4)     (a)     Form of Policy LN658, including Optional Methods of
                        Settlement/(14)/


                (b)     Estate Tax Repeal Rider -- Policy Form LR511 NY/(5)/


                (c) Proposed Form of Surrender Value Enhancement Rider -- LR537/(8)/



                (d)     Form of No-Lapse Enhancement Rider -- LR657/(14)/


                (e)     Form of Overloan Protection Rider -- LR540/(15)/


        (5)     (a)     Application - B35 NY/B36 NY/(14)/

                (b)     Addendum to Application B30 NY M Group/(14)/


        (6)     (a)     Articles of Incorporation of Lincoln Life & Annuity
                        Company of New York/(1)/

                (b)     Bylaws of Lincoln Life & Annuity Company of New
                        York/(1)/

        (7)     Form of Reinsurance Contracts/(10)/

        (8) Fund Participation Agreements, and amendments thereto, between Lincoln Life & Annuity Company of New York and:

                (a)     AllianceBernstein Variable Products Series Fund,
                        Inc./(13)/

                (b)     American Century Investments Variable Portfolios,
                        Inc./(13)/

                (c)     American Funds Insurance Series/(13)/


                (d)     Baron Capital Funds Trust(13)

                (e)     Delaware VIP Trust/(13)/

                (f)     Fidelity Variable Insurance Products/(13)/

                (g)     Franklin Templeton Variable Insurance Products
                        Trust/(13)/

                (h)     Lincoln Variable Insurance Products Trust/(13)/

                (i)     M Fund, Inc./(13)/

                (j)     MFS Variable Insurance Trust/(13)/

                (k)     Neuberger Berman Advisers Management Trust/(13)/

                (l)     DWS Investments VIT Funds/(13)/



        (9)     (a)     Services Agreement/(7)/, and amendments thereto/(12)/,
                        and additional amendment(15), between The Lincoln
                        National Life Insurance Company (and affiliates) and
                        Delaware Management Holdings, Inc., Delaware Service
                        Company, Inc.


                (b) Amended and Restated Service Agreement by and between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company, effective January 1, 2004./(11)/

        (10)    Not applicable.

        (11)    Opinion and Consent of Robert O. Sheppard, Esq.

        (12)    Not Applicable.

        (13)    Not Applicable.

        (14)    Consent of Independent Registered Public
                Accounting Firm.

        (15)    Not applicable.

        (16)    Not applicable.

        (17)    Not applicable.

Item 28.

                     DIRECTORS AND OFFICERS OF THE DEPOSITOR

J. Patrick Barrett                 Director
   Chairman and CEO
   Carpat Investments
   4605 Watergap
   Manlius, NY  13104

Robert D. Bond**                   Director

Jon A. Boscia***                   Director

Frederick J. Crawford***           Director and Chief Financial Officer

Christine S. Frederick****         Second Vice President and Chief Compliance
                                   Officer

Dennis Glass***                    President

Barbara S. Kowalczyk***            Director

M. Leanne Lachman                  Director
   President
   Lachman Associates L.L.C.
   870 United Nations Plaza, #19-E
   New York, NY  10017

Louis G. Marcoccia                 Director
   Senior Vice President
   Syracuse University
   Skytop Office Building
   Skytop Road
   Syracuse, NY 13244-5300

Jill S. Ruckelshaus                Director
   1015 Evergreen Point Road
    Post Office Box 76
    Medina, WA 98039

Robert O. Sheppard*                Second Vice President and General Counsel

Michael S. Smith**                 Senior Vice President and Director

Eldon J. Summers**                 Second Vice President and Assistant Treasurer

Rise C. M. Taylor**                Second Vice President and Treasurer

C. Suzanne Womack***               Secretary



----------
*    Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY
     13202
**   Principal business address is 1300 South Clinton Street, Fort Wayne, IN
     46801
*** Principal business address is Center Square West Tower, 1500 Market Street, Suite 3900, Philadelphia, PA 19102-2112
**** Principal business address is 350 Church Street, Hartford, CT 06103

Item 29.

               PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                         THE DEPOSITOR OR THE REGISTRANT

        Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System./(9)/

Item 30.

                                 INDEMNIFICATION

(a)     Brief description of indemnification provisions:

        In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

        In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

        Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.

                             PRINCIPAL UNDERWRITERS

        (a) Lincoln Financial Advisors, Inc. is the Principal Underwriter for Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life & Annuity Variable Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life & Annuity Variable Annuity Account N; LLANY Separate Account S for Flexible Premium Variable Life Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

        (b)     See Item 28.

        (c)     N/A

Item 32.

                        LOCATION OF ACCOUNTS AND RECORDS

        Books of Account and corporate records are maintained by Lincoln Life & Annuity Company of New York, 100 Madison Street, Suite 1860, Syracuse, New York 13202. All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 33.
                               MANAGEMENT SERVICES

        Not Applicable.

Item 34.

                               FEE REPRESENTATION

        Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

----------
*       To be filed by amendment
/(1)/ Incorporated by reference to Registration Statement on Form N-4 (File No. 333-38007 filed on October 16, 1997.
/(2)/ Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.
/(3)/ Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-42507) filed on February 26, 1999.
/(4)/   Incorporated by reference to Registration Statement on Form N-6
        (File 333-115839) filed on May 25, 2004.
/(5)/ Incorporated by reference to Post-Effective Amendment No. 8 on Form S-6 (File No. 333-46113) filed on November 13, 2001.
/(6)/ Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-33778)(811-08651) filed on April 26, 2002.
/(7)/ Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N1-A (File No. 2-80741, 811-3211) filed on April 10, 2000.
/(8)/ Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-125792) filed on September 1, 2005.


/(9)/ Incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-92298) filed on January 27, 2006.


/(10)/ Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-84684) filed on April 23, 2003.
/(11)/ Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84684) filed on April 7, 2004.
/(12)/ Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-43373) filed on April 4, 2002.

/(13)/ Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-118480) filed on April 11, 2006.

(14) Incorporated by reference to Registration Statement on Form N-6 (File No. 333-125993) filed on June 21, 2005.

(15) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-118478) filed on April 6, 2006.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, LLANY Separate Account R for Flexible Life Insurance, has duly caused this Post-Effective Amendment No. 1 to the Registration Statement (File No. 333-125993; 811-08651; CIK: 0001055225) on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 11th day of April, 2006. Registrant certifies that this amendment meets all of the requirements pursuant to Rule 485(b) under the Securities Act of 1933.

                                   LLANY Separate Account R for Flexible Premium Variable Life Insurance
                                   (Registrant)


                                   By /s/ Christine S. Frederick
                                      ------------------------------------------
                                      Christine S. Frederick
                                      Second Vice President and Chief Compliance
                                       Officer
                                      Lincoln Life & Annuity Company of New York


                                   Lincoln Life & Annuity Company of New York
                                   (Depositor)

                                   By /s/ Christine S. Frederick
                                      ------------------------------------------
                                      Christine S. Frederick
                                      Second Vice President and Chief Compliance
                                       Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement (File No. 333-125993; 811-08651; CIK: 0001055225) has been signed below on April 11, 2006 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                             Title
-----------------------------------   ------------------------------------------
/s/ Dennis Glass                 *    President
-----------------------------------   (Principal Executive Officer)
Dennis Glass
                                      Director
-----------------------------------
J. Patrick Barrett

/s/ Robert D. Bond               *    Director
-----------------------------------
Robert D. Bond
                                      Director
-----------------------------------
Jon A. Boscia

/s/ Frederick J. Crawford        *    Director and Chief Financial Officer
-----------------------------------   (Principal Financial Officer)
Frederick J. Crawford

/s/ Barbara S. Kowalczyk         *    Director
-----------------------------------
Barbara S. Kowalczyk

/s/ Marguerite Leanne Lachman    *    Director
-----------------------------------
Marguerite Leanne Lachman

/s/ Louis G. Marcoccia           *    Director
-----------------------------------
Louis G. Marcoccia
                                      Director
-----------------------------------
Jill S. Ruckelshaus

/s/ Michael S. Smith             *    Director
-----------------------------------
Michael S. Smith
                                      Director
-----------------------------------
Donna D. DeRosa


*By: /s/ Christine S. Frederick
     ---------------------------------
     Christine S. Frederick

                                POWER OF ATTORNEY

We, the undersigned directors and/or officers of Lincoln Life & Annuity Company of New York, hereby constitute and appoint Christine S. Frederick, Peter L. Witkewiz and Heather Dzielak, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements, or amendments thereto; including exhibits, or other documents filed on Forms S-6, N-6, N-3, or N-4 or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts , hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement as follows:

Variable Life Insurance Separate Accounts:

Lincoln Life & Annuity Flexible Premium Variable Life Account M: 333-061594; 333-112972; 333-115839; 333-118480; 333-118479; 333-042507; 333-052194;
333-061594; 333-084684; 333-084688
LLANY Separate Account R for Flexible Premium Variable Life: 333-115884; 333-125791; 333-125993; 333-046113; 333-033778; 333-090508
LLANY Separate Account S for Flexible Premium Variable Life: 333-074325; 333-107461; 333-125794
Lincoln Life & Annuity Flexible Premium Variable Life Account Y: 333-118484; 333-118483; 333-115885; 333-081886; 333-081892; 333-090526

Variable Annuity Separate Accounts:

Lincoln Life & Annuity Variable Annuity Account H: 333-038007; 333-038270; 333-091226; 333-087434; 333-092298
Lincoln Life & Annuity Variable Annuity Account L: 333-010805
Lincoln New York Account N for Variable Annuities: 333-093875; 333-037982; 333-083718; 333-091182; 333-119531
The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: April ___, 2006

Signature                             Title
-----------------------------------   ------------------------------------------
/s/ Dennis Glass                      President
-----------------------------------   (Principal Executive Officer)
Dennis Glass

                                      Director
-----------------------------------
J. Patrick Barrett

/s/ Robert D. Bond                    Director
-----------------------------------
Robert D. Bond

                                      Director
-----------------------------------
Jon A. Boscia

/s/ Frederick J. Crawford             Director and Chief Financial Officer
-----------------------------------
Frederick J. Crawford

/s/ Barbara S. Kowalczyk              Director
-----------------------------------
Barbara S. Kowalczyk

/s/ Marguerite Leanne Lachman         Director
-----------------------------------
Marguerite Leanne Lachman

/s/ Louis G. Marcoccia                Director
-----------------------------------
Louis G. Marcoccia

                                      Director
-----------------------------------
Jill S. Ruckelshaus

/s/ Michael S. Smith                  Director
-----------------------------------
Michael S. Smith

/s/ Donna D. DeRosa                   Director
-----------------------------------
Donna D. DeRosa
                                      Director
-----------------------------------
Vacancy

For Dennis Glass and Frederick J. Crawford:

State of Pennsylvania              )
                                   ) SS
County of Philadelphia             )

Sworn and subscribed before me this 3rd day of April, 2006.

/s/ Maureen A. Cullen
--------------------------------------
Notary Public
My Commission Expires: 9/13/08

For Robert D. Bond:

State of Indiana                   )
                                   ) SS
County of Allen                    )

Sworn and subscribed before me this 31st day of March, 2006.

/s/ Brenda S. Henline
--------------------------------------
Notary Public
My Commission Expires: 2/16/07

For Barbara S. Kowalczyk:

State of Pennsylvania              )
                                   ) SS
County of Philadelphia             )

Sworn and subscribed before me this 3rd day of April, 2006.

/s/ Maureen A. Cullen
--------------------------------------
Notary Public
My Commission Expires: 9/13/08

For Marguerite Leanne Lachman and Louis G. Marcoccia:
Date of Execution: March 31, 2006

For Michael S. Smith:

State of Indiana                   )
                                   ) SS
County of Allen                    )

Sworn and subscribed before me this 3rd day of April, 2006.

/s/ Sharlene K. Honegger
--------------------------------------
Notary Public
My Commission Expires: 2/29/08

For Donna D. DeRosa:

State of Connecticut               )
                                   ) SS
County of Hartford                 )

Sworn and subscribed before me this 31st day of March, 2006.

/s/ Martha Jarvis
--------------------------------------
Notary Public
My Commission Expires: Sep. 30, 2007